UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust

(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

NEOS Bitcoin High Income ETF
BTCI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS Bitcoin High Income ETF (the “Fund” or “BTCI”) for the period of June 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/btci/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Bitcoin High Income ETF	$54	0.98%
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was -12.50% compared to the CME CF BTC-USD Reference Rate 4PM NY, which returned -16.64%. The Fund outperformed the CME CF BTC-USD Reference Rate 4PM NY, its reference index, during the Reporting Period. The  outperformance is attributed to the active laddered call strategy which added income to the Fund during the bitcoin sell-off.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
AVERAGE ANNUAL TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	Since Inception (10/17/2024)
NEOS Bitcoin High Income ETF NAV	-12.50	-1.28	20.49
S&P 500® Total Return Index	16.64	17.88	15.48
CME CF BTC-USD Reference Rate 4PM NY	-16.64	-6.84	23.29
Visit https://neosfunds.com/btci/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Bitcoin High Income ETF	PAGE 1	TSR-AR-78433H642

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$987,605,274
Number of Holdings	9
Net Advisory Fee	$3,770,737
Portfolio Turnover	10%
30-Day SEC Yield	2.76%
30-Day SEC Yield Unsubsidized	2.76%
Distribution Rate	34.85%
Visit https://neosfunds.com/btci/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
United States Treasury Bill	74.4%
VanEck Bitcoin ETF	13.5%
iShares Bitcoin Trust ETF	10.8%
First American Treasury Obligations Fund	2.0%
Northern U.S. Government Select Money Market Fund	0.2%
Cboe Bitcoin U.S. ETF Index Purchased/Written Options	-0.4%
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/btci/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Bitcoin High Income ETF	PAGE 2	TSR-AR-78433H642

NEOS Enhanced Income 1-3 Month T-Bill ETF
CSHI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS Enhanced Income 1-3 Month T-Bill ETF (the “Fund” or “CSHI”) for the period of June 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/cshi/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Enhanced Income 1-3 Month T-Bill ETF	$23	0.38%
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 2.96% compared to its benchmark index, the Bloomberg U.S. Treasury Bills: 1-3 Months, which returned 2.47%. The Fund outperformed the Bloomberg U.S. Treasury Bills: 1-3 Months, its reference index for the Reporting Period. The  outperformance is attributed to the put options overlay, which generated additional monthly income for the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE TOTAL RETURN (%)

	06/01/2025- 12/31/2025	1 Year	Since Inception (08/30/2022)
NEOS Enhanced Income 1-3 Month T-Bill ETF NAV	2.96	5.02	5.51
Bloomberg U.S. Aggregate Bond Index	4.74	7.30	3.27
Bloomberg U.S. Treasury Bills: 1-3 Months	2.47	4.29	4.75
Visit https://neosfunds.com/cshi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Enhanced Income 1-3 Month T-Bill ETF	PAGE 1	TSR-AR-78433H501

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$805,833,799
Number of Holdings	23
Net Advisory Fee	$1,416,744
Portfolio Turnover	0%
30-Day SEC Yield	3.35%
30-Day SEC Yield Unsubsidized	3.35%
Distribution Rate	5.05%
Visit https://neosfunds.com/cshi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
United States Treasury Bill	99.1%
First American Treasury Obligations Fund	0.9%
Northern U.S. Government Select Money Market Fund	0.1%
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/cshi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income 1-3 Month T-Bill ETF	PAGE 2	TSR-AR-78433H501

NEOS Enhanced Income 20+ Year Treasury Bond ETF
TLTI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS Enhanced Income 20+ Year Treasury Bond ETF (the “Fund” or “TLTI”) for the period of June 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/tlti/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$35	0.58%
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 4.68% compared to its benchmark index, the ICE US Treasury 20+ Year Bond Total Return Index, which returned 4.21%. The Fund outperformed the ICE US Treasury 20+ Year Bond Total Return Index, its reference index, for the Reporting Period. The outperfomance is attributed to the put options overlay, which generated additional monthly income for the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
AVERAGE ANNUAL TOTAL RETURN (%)

	06/01/2025- 12/31/2025	1 Year	Since Inception (12/11/2024)
NEOS Enhanced Income 20+ Year Treasury Bond ETF NAV	4.68	4.52	-1.29
Bloomberg U.S. Aggregate Bond Index	4.74	7.30	5.16
ICE US Treasury 20+ Year Bond Total Return Index	4.21	4.29	-1.54
Visit https://neosfunds.com/tlti/ for more recent performance information.
NEOS Enhanced Income 20+ Year Treasury Bond ETF	PAGE 1	TSR-AR-78433H592

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,675,940
Number of Holdings	9
Net Advisory Fee	$18,177
Portfolio Turnover	0%
30-Day SEC Yield	4.34%
30-Day SEC Yield Unsubsidized	4.34%
Distribution Rate	6.33%
Visit https://neosfunds.com/tlti/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
United States Treasury Bond	97.8%
First American Treasury Obligations Fund	0.5%
Northern US Government Money Market Fund	0.0%*
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/tlti/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income 20+ Year Treasury Bond ETF	PAGE 2	TSR-AR-78433H592

NEOS Enhanced Income Aggregate Bond ETF
BNDI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS Enhanced Income Aggregate Bond ETF (the “Fund” or “BNDI”) for the period of June 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/bndi/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Enhanced Income Aggregate Bond ETF	$33	0.55%
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 5.37% compared to its benchmark index, the  Bloomberg US  Aggregate Bond Index, which returned 4.74%. The Fund outperformed the Bloomberg US  Aggregate Bond Index, its benchmark index, during the Reporting Period. The outperformance is attributed to the put options overlay, which generated additional monthly income for the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	Since Inception (08/30/2022)
NEOS Enhanced Income Aggregate Bond ETF NAV	5.37	7.95	4.12
Bloomberg US Aggregate Bond Index	4.74	7.30	3.27
Visit https://neosfunds.com/bndi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Enhanced Income Aggregate Bond ETF	PAGE 1	TSR-AR-78433H402

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$131,617,971
Number of Holdings	10
Net Advisory Fee	$340,670
Portfolio Turnover	0%
30-Day SEC Yield	3.36%
30-Day SEC Yield Unsubsidized	3.32%
Distribution Rate	5.73%
Visit https://neosfunds.com/bndi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
iShares Core U.S. Aggregate Bond ETF	49.7%
Vanguard Total Bond Market ETF	49.6%
First American Treasury Obligations Fund	0.7%
Northern U.S. Government Select Money Market Fund	0.1%
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/bndi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income Aggregate Bond ETF	PAGE 2	TSR-AR-78433H402

NEOS Enhanced Income Credit Select ETF
HYBI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS Enhanced Income Credit Select ETF (the “Fund” or “HYBI”) for the period of June 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/hybi/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Enhanced Income Credit Select ETF	$37	0.61%
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31,2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 5.86% compared to its benchmark index, the Bloomberg U.S. Corporate High Yield Index, which returned 5.79%. The Fund outperformed the Bloomberg U.S. Corporate High Yield Index, its reference index, for the Reporting Period. The outperformance is attributed to the put options overlay, which generated additional monthly income for the Fund.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*,†
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	5 Year	10 Year
NEOS Enhanced Income Credit Select ETF NAV	5.86	6.84	3.53	4.90
Bloomberg U.S. Aggregate Bond Index	4.74	7.30	-0.36	2.01
Bloomberg U.S. Corporate High Yield Index	5.79	8.62	4.51	6.53
Visit https://neosfunds.com/hybi/ for more recent performance information.
NEOS Enhanced Income Credit Select ETF	PAGE 1	TSR-AR-78433H584

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	The Fund acquired all the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of WST Investment Trust, (the “Predecessor Fund”) in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Fund and will be used going forward.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$196,763,091
Number of Holdings	11
Net Advisory Fee	$557,968
Portfolio Turnover	82%
30-Day SEC Yield	6.02%
30-Day SEC Yield Unsubsidized	5.99%
Distribution Rate	8.39%
Visit https://neosfunds.com/hybi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
iShares Broad USD High Yield Corporate Bond ETF	31.9%
Xtrackers USD High Yield Corporate Bond ETF	31.6%
State Street SPDR Portfolio High Yield Bond ETF	31.0%
First American Treasury Obligations Fund	5.3%
Northern US Government Money Market Fund	0.2%
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/hybi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income Credit Select ETF	PAGE 2	TSR-AR-78433H584

NEOS Ethereum High Income ETF
NEHI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS Ethereum High Income ETF (the “Fund” or “NEHI”) for the period of December 3, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/nehi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Ethereum High Income ETF	$8	0.98%
*	Amount shown reflects the expenses of the Fund from December 3, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period December 3, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 0.74% compared to its benchmark index, the CME CF ETH-USD Reference Rate 4PM NY, which returned -0.94%. The Fund outperformed the  CME CF ETH-USD Reference Rate 4PM NY, its reference index, during the Reporting Period. This  outperfomance is attributed to the active laddered call strategy which added income to the Fund during the ethereum sell-off.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE TOTAL RETURN (%)

Since Inception (12/03/2025)
NEOS Ethereum High Income ETF NAV	0.74
S&P 500® Total Return Index	0.34
CME CF ETH-USD Reference Rate 4PM NY	-0.94
Visit https://neosfunds.com/nehi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Ethereum High Income ETF	PAGE 1	TSR-AR-78433H535

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$12,725,612
Number of Holdings	8
Net Advisory Fee	$4,363
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Distribution Rate	34.57%
Visit https://neosfunds.com/nehi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
United States Treasury Bill	60.1%
iShares Ethereum Trust ETF	24.4%
First American Treasury Obligations Fund	2.7%
Northern U.S. Government Select Money Market Fund	0.0%*
iShares Ethereum Trust ETF Purchased/Written Options	-3.0%
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com  under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/nehi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Ethereum High Income ETF	PAGE 2	TSR-AR-78433H535

NEOS Gold High Income ETF
IAUI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS Gold High Income ETF (the “Fund” or “IAUI”) for the period of June 5, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/iaui/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Gold High Income ETF	$49	0.78%
*	Amount shown reflects the expenses of the Fund from June 5, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 5, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 20.15% compared to its benchmark index, the S&P 500® Total Return Index, which returned 15.46%. The Fund outperformed the S&P 500® Total Return Index, its benchmark index, primarily due to the change in the value of Gold exceeding the return of the S&P 500® Total Return Index during the Reporting Period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE TOTAL RETURN (%)

Since Inception (06/05/2025)
NEOS Gold High Income ETF NAV	20.15
S&P 500® Total Return Index	15.46
Visit https://neosfunds.com/iaui/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Gold High Income ETF	PAGE 1	TSR-AR-78433H550

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$276,323,074
Number of Holdings	8
Net Advisory Fee	$485,874
Portfolio Turnover	0%
30-Day SEC Yield	1.81%
30-Day SEC Yield Unsubsidized	1.81%
Distribution Rate	11.81%
Visit https://neosfunds.com/iaui/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
United States Treasury Bill	67.9%
Goldman Sachs Physical Gold ETF	24.1%
First American Treasury Obligations Fund	0.8%
SPDR Gold Shares Purchased/Written Options	0.1%
Northern U.S. Government Select Money Market Fund	0.0%*
*	Represents less than 0.05%.
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/iaui/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Gold High Income ETF	PAGE 2	TSR-AR-78433H550

NEOS Long/Short Equity Income ETF
NLSI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS Long/Short Equity Income ETF (the “Fund” or “NLSI”) for the period of December 10, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/nlsi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Long/Short Equity Income ETF	$33	5.59%
*	Amount shown reflects the expenses of the Fund from December 10, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period December 10, 2025 through December 31, 2025 (the “reporting period”), the Fund’s net asset value (“NAV”) return was 2.75% compared to its benchmark index, the S&P 500® Total Return Index, which returned 0.14%. The outperformance was related to stock selection and the put options overlay strategy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE TOTAL RETURN (%)

Since Inception (12/10/2025)
NEOS Long/Short Equity Income ETF NAV	2.75
S&P 500® Total Return Index	0.14
Visit https://neosfunds.com/nlsi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,625,516
Number of Holdings	68
Net Advisory Fee	$1,708
Portfolio Turnover	19%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Distribution Rate	5.56%
Visit https://neosfunds.com/nlsi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Long Security Issuers
United States Treasury Bill	16.4%
Micron Technology, Inc.	4.4%
Newmont Corp.	4.2%
Airbnb, Inc.	4.2%
Centene Corp.	4.1%
Regeneron Pharmaceuticals, Inc.	4.1%
General Motors Co.	4.1%
Equity Residential	3.9%
Capital One Financial Corp.	4.0%
Invitation Homes, Inc.	3.9%

Top 10 Short Security Issuers
Molina Healthcare, Inc.	-1.9%
Royal Caribbean Cruises Ltd.	-1.9%
Southwest Airlines Co.	-1.9%
Philip Morris International, Inc.	-1.9%
Marriott International, Inc.	-1.8%
Franklin Resources, Inc.	-1.8%
JPMorgan Chase & Co.	-1.8%
First Solar, Inc.	-1.8%
CoStar Group, Inc.	-1.7%
Equinix, Inc.	-1.7%
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/nlsi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.

NEOS MLP & Energy Infrastructure High Income ETF
MLPI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS MLP & Energy Infrastructure High Income ETF (the “Fund” or “MLPI”) for the period of December 18, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/mlpi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS MLP & Energy Infrastructure High Income ETF	$2	0.68%
*	Amount shown reflects the expenses of the Fund from December 18, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period December 18, 2025 through December 31, 2025 (the “reporting period”), the Fund’s net asset value (“NAV”) return was 1.28% compared to its benchmark index, the MerQube North America MLP & Energy Infrastructure Index, which returned 1.44%. The Fund’s underperformance compared to the MerQube North America MLP & Energy Infrastructure Index, its benchmark index, during the Reporting Period is attributable to the active  laddered call strategy utilizing AMLP call options which prevented the underlying equities to participate with more of the upside when the market moves higher.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE TOTAL RETURN (%)

Since Inception (12/18/2025)
NEOS MLP & Energy Infrastructure High Income ETF NAV	1.28
S&P 500® Total Return Index	1.88
MerQube North America MLP & Energy Infrastructure Index	1.44
Visit https://neosfunds.com/mlpi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$33,991,699
Number of Holdings	28
Net Advisory Fee	$1,297
Portfolio Turnover	0%*
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Distribution Rate	15.66%
Visit https://neosfunds.com/mlpi/ for more recent performance information.
*	Represents less than 0.05%.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
Williams Cos., Inc.	9.8%
Enbridge, Inc.	9.7%
TC Energy Corp.	7.5%
Kinder Morgan, Inc.	6.8%
ONEOK, Inc.	5.7%
Cheniere Energy, Inc.	5.0%
Targa Resources Corp.	4.7%
Energy Transfer LP	4.4%
Pembina Pipeline Corp.	4.4%
Enterprise Products Partners LP	4.4%
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com  under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/mlpi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.

NEOS MSCI EAFE High Income ETF
NIHI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS MSCI EAFE High Income ETF (the “Fund” or “NIHI”) for the period of September 17, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/nihi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS MSCI EAFE High Income ETF	$18	0.61%
*	Amount shown reflects the expenses of the Fund from September 17, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period September 17, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 4.84% compared to its benchmark index, the MSCI EAFE  IMI USD Net Index, which returned 4.51%. The Fund outperformed the MSCI EAFE  IMI USD Net Index, its benchmark index, during the Reporting Period. The  outperformance is attributed to the active laddered call strategy which added premium to the Fund, which generated additional monthly income for the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE TOTAL RETURN (%)

Since Inception (09/17/2025)
NEOS MSCI EAFE High Income ETF NAV	4.84
MSCI EAFE IMI USD Net Index	4.51
Visit https://neosfunds.com/nihi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$45,055,887
Number of Holdings	4
Net Advisory Fee	$32,934
Portfolio Turnover	0%*
30-Day SEC Yield	2.75%
30-Day SEC Yield Unsubsidized	2.68%
Distribution Rate	10.36%
Visit https://neosfunds.com/nihi/ for more recent performance information.
*	Represents less than 0.05%.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
iShares Core MSCI EAFE ETF	100.0%
First American Treasury Obligations Fund	0.9%
MSCI EAFE Index Written Options	-0.6%
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com  under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/nihi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.

NEOS Nasdaq-100® Hedged Equity Income ETF
QQQH (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund” or “QQQH”) for the period of June 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/qqqh/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Nasdaq-100® Hedged Equity Income ETF	$42	0.68%
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 12.03% compared to its benchmark index, the NASDAQ 100® Total Return Index, which returned 18.79%. The Fund’s underperformance during the Reporting Period compared to the NASDAQ 100® Total Return Index, its reference index, is attributable to the active put spread collar strategy which was able to provide a measure of downside protection during the market downturns, but not able to fully participate in the market rallies.
HOW DID THE FUND PERFORM SINCE INCEPTION?*,**
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	5 Year	Since Inception (12/20/2019)
NEOS Nasdaq-100® Hedged Equity Income ETF NAV	12.03	13.84	8.10	9.91
NASDAQ Composite Total Return Index	22.04	21.14	13.35	18.18
NASDAQ 100® Total Return Index	18.79	21.02	15.30	20.41
Visit https://neosfunds.com/qqqh/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Nasdaq-100® Hedged Equity Income ETF	PAGE 1	TSR-AR-78433H576

**	The Fund acquired all the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”) in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$351,813,787
Number of Holdings	106
Net Advisory Fee	$1,345,146
Portfolio Turnover	6%
30-Day SEC Yield	0.02%
30-Day SEC Yield Unsubsidized	0.02%
Distribution Rate	9.18%
Visit https://neosfunds.com/qqqh/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
NVIDIA Corp.	9.5%
Apple, Inc.	8.5%
Microsoft Corp.	7.6%
Alphabet, Inc.	7.4%
Amazon.com, Inc.	5.2%
Tesla, Inc.	4.0%
Meta Platforms, Inc.	3.9%
Broadcom, Inc.	3.3%
Palantir Technologies, Inc.	2.2%
Netflix, Inc.	2.1%
Sector Breakdown
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/qqqh/.
NEOS Nasdaq-100® Hedged Equity Income ETF	PAGE 2	TSR-AR-78433H576

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Nasdaq-100® Hedged Equity Income ETF	PAGE 3	TSR-AR-78433H576

NEOS Nasdaq-100® High Income ETF
QQQI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS Nasdaq-100® High Income ETF (the “Fund” or “QQQI”) for the period of June 1, 2025, to December 31, 2025.  You can find additional information about the Fund at https://neosfunds.com/qqqi/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Nasdaq-100® High Income ETF	$43	0.68%
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 16.27% compared to its benchmark index, the NASDAQ 100® Total Return Index, which returned 18.79%. The Fund’s underperformance compared to the NASDAQ 100® Total Return Index, its reference index, during the Reporting Period is attributable to the active laddered call strategy utilizing NASDAQ 100® Index options which prevented the underlying equities to participate with more of the upside when the market moves higher.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	Since Inception (01/30/2024)
NEOS Nasdaq-100® High Income ETF NAV	16.27	18.66	19.85
NASDAQ Composite Total Return Index	22.04	21.14	23.79
NASDAQ 100® Total Return Index	18.79	21.02	21.59
Visit https://neosfunds.com/qqqi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Nasdaq-100® High Income ETF	PAGE 1	TSR-AR-78433H675

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$7,437,736,448
Number of Holdings	104
Net Advisory Fee	$18,477,748
Portfolio Turnover	8%
30-Day SEC Yield	0.02%
30-Day SEC Yield Unsubsidized	0.02%
Distribution Rate	14.17%
Visit https://neosfunds.com/qqqi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
NVIDIA Corp.	9.5%
Apple, Inc.	8.5%
Microsoft Corp.	7.6%
Alphabet, Inc.	7.5%
Amazon.com, Inc.	5.2%
Tesla, Inc.	4.0%
Meta Platforms, Inc.	3.9%
Broadcom, Inc.	3.3%
Palantir Technologies, Inc.	2.2%
Netflix, Inc.	2.1%
Sector Breakdown
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/qqqi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Nasdaq-100® High Income ETF	PAGE 2	TSR-AR-78433H675

NEOS Real Estate High Income ETF
IYRI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS Real Estate High Income ETF (the “Fund” or “IYRI”) for the period of June 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/iyri/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Real Estate High Income ETF	$41	0.68%
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 4.00% compared to its benchmark index, the Dow Jones U.S. Real Estate Capped Index (USD) TR, which returned 1.59%. The Fund outperformed the Dow Jones  U.S. Real Estate Capped Index (USD) TR, its reference index, during the Reporting Period. The  outperformance is attributed to the active ladder call strategy, which generated additional monthly income for the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	Since Inception (01/15/2025)
NEOS Real Estate High Income ETF NAV	4.00	8.85
S&P 500® Total Return Index	16.64	18.61
Dow Jones U.S. Real Estate Capped Index (USD) TR	1.59	5.62
Visit https://neosfunds.com/iyri/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Real Estate High Income ETF	PAGE 1	TSR-AR-78433H618

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$176,862,061
Number of Holdings	65
Net Advisory Fee	$438,133
Portfolio Turnover	1%
30-Day SEC Yield	3.19%
30-Day SEC Yield Unsubsidized	3.19%
Distribution Rate	11.32%
Visit https://neosfunds.com/iyri/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
Welltower, Inc.	9.5%
Prologis, Inc.	9.0%
American Tower Corp.	5.6%
Equinix, Inc.	4.5%
Simon Property Group, Inc.	4.4%
Realty Income Corp.	3.9%
Digital Realty Trust, Inc.	3.8%
CBRE Group, Inc.	3.7%
Public Storage	3.2%
Crown Castle, Inc.	3.0%
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/iyri/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Real Estate High Income ETF	PAGE 2	TSR-AR-78433H618

NEOS Russell 2000® High Income ETF
IWMI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS Russell 2000® High Income ETF (the “Fund” or “IWMI”) for the period of June 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/iwmi/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Russell 2000® High Income ETF	$39	0.60%
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 20.07% compared to its benchmark index, the Russell 2000® Total Return Index, which returned 21.10%. The Fund’s underperformance compared to the Russell 2000® Total Return Index, its reference index, during the Reporting Period is attributable to the active  laddered call strategy utilizing Russell 2000® Index options which prevented the underlying equities to participate with more of the upside when the market moves higher.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	Since Inception (06/25/2024)
NEOS Russell 2000® High Income ETF NAV	20.07	15.20	14.29
S&P 500® Total Return Index	16.64	17.88	17.71
Russell 2000® Total Return Index	21.10	12.81	15.67
Visit https://neosfunds.com/iwmi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS Russell 2000® High Income ETF	PAGE 1	TSR-AR-78433H634

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$451,009,752
Number of Holdings	4
Net Advisory Fee	$1,037,805
Portfolio Turnover	0%
30-Day SEC Yield	0.63%
30-Day SEC Yield Unsubsidized	0.56%
Distribution Rate	14.20%
Visit https://neosfunds.com/iwmi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
Vanguard Russell 2000 ETF	99.6%
First American Treasury Obligations Fund	0.6%
Russell 2000 Index Written Options	-0.9%
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/iwmi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Russell 2000® High Income ETF	PAGE 2	TSR-AR-78433H634

NEOS S&P 500® Hedged Equity Income ETF
SPYH (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS S&P 500® Hedged Equity Income ETF (the “Fund” or “SPYH”) for the period of June 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/spyh/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS S&P 500® Hedged Equity Income ETF	$42	0.68%
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 13.10% compared to its benchmark index, the S&P 500® Total Return Index, which returned 16.64%. The Fund’s underperformance during the Reporting Period compared to the S&P 500® Total Return Index, its benchmark index, is attributable to the active put spread collar strategy which was able to provide a measure of downside protection during the market downturns, but not able to fully participate in the market rallies.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	Since Inception (04/03/2025)
NEOS S&P 500® Hedged Equity Income ETF NAV	13.10	16.66
S&P 500® Total Return Index	16.64	21.85
Visit https://neosfunds.com/spyh/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS S&P 500® Hedged Equity Income ETF	PAGE 1	TSR-AR-78433H568

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$18,174,502
Number of Holdings	488
Net Advisory Fee	$38,617
Portfolio Turnover	1%
30-Day SEC Yield	0.54%
30-Day SEC Yield Unsubsidized	0.54%
Distribution Rate	7.67%
Visit https://neosfunds.com/spyh/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%
Sector Breakdown
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com  under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/spyh/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS S&P 500® Hedged Equity Income ETF	PAGE 2	TSR-AR-78433H568

NEOS S&P 500® High Income ETF
SPYI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the NEOS S&P 500® High Income ETF (the “Fund” or “SPYI”) for the period of June 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://neosfunds.com/spyi/. You can also request this information by contacting us at (866)-498-5677.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS S&P 500® High Income ETF	$43	0.68%
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 14.75% compared to its benchmark index, the S&P 500® Total Return Index, which returned 16.64%. The Fund’s underperformance compared to the S&P 500® Total Return Index, its benchmark index, during the Reporting Period is attributable to the active laddered call strategy utilizing S&P 500® Index options which prevented the underlying equities to participate with more of the upside when the market moves higher.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	Since Inception (08/30/2022)
NEOS S&P 500® High Income ETF NAV	14.75	16.66	14.72
S&P 500® Total Return Index	16.64	17.88	18.92
Visit https://neosfunds.com/spyi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
NEOS S&P 500® High Income ETF	PAGE 1	TSR-AR-78433H303

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$6,899,340,170
Number of Holdings	509
Net Advisory Fee	$20,775,981
Portfolio Turnover	1%
30-Day SEC Yield	0.54%
30-Day SEC Yield Unsubsidized	0.54%
Distribution Rate	11.89%
Visit https://neosfunds.com/spyi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%
Sector Breakdown
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://neosfunds.com/spyi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS S&P 500® High Income ETF	PAGE 2	TSR-AR-78433H303

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations. There were no “Other services” provided by the principal accountant. For the fiscal year ended December 31, 2025, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 5/31/2025
(a) Audit Fees	$184,000	$126,500
(b) Audit-Related Fees	None	None
(c) Tax Fees	$77,500	$33,000
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 5/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 5/31/2025
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the committee are as follows:

Sharon Cheever

John Jacobs

Richard Keary

Robert Sherry

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Annual Financial Statements and
Additional Information
December 31, 2025

NEOS Bitcoin High Income ETF	| BTCI	| Cboe BZX Exchange, Inc.
NEOS Enhanced Income 1-3 Month T-Bill ETF	| CSHI	| NYSE Arca, Inc.
NEOS Enhanced Income 20+ Year Treasury Bond ETF	| TLTI	| Cboe BZX Exchange, Inc.
NEOS Enhanced Income Aggregate Bond ETF	| BNDI	| NYSE Arca, Inc.
NEOS Enhanced Income Credit Select ETF	| HYBI	| Nasdaq Stock Market LLC
NEOS Ethereum High Income ETF	| NEHI	| Cboe BZX Exchange, Inc.
NEOS Gold High Income ETF	| IAUI	| Cboe BZX Exchange, Inc.
NEOS Long/Short Equity Income ETF	| NLSI	| Cboe BZX Exchange, Inc.
NEOS MLP & Energy Infrastructure High Income ETF	| MLPI	| Cboe BZX Exchange, Inc.
NEOS MSCI EAFE High Income ETF	| NIHI	| Cboe BZX Exchange, Inc.
NEOS Nasdaq-100® Hedged Equity Income ETF	| QQQH	| Nasdaq Stock Market LLC
NEOS Nasdaq-100® High Income ETF	| QQQI	| Nasdaq Stock Market LLC
NEOS Real Estate High Income ETF	| IYRI	| Cboe BZX Exchange, Inc.
NEOS Russell 2000® High Income ETF	| IWMI	| Cboe BZX Exchange, Inc.
NEOS S&P 500® Hedged Equity Income ETF	| SPYH	| Cboe BZX Exchange, Inc.
NEOS S&P 500® High Income ETF	| SPYI	| Cboe BZX Exchange, Inc.

TABLE OF CONTENTS(Continued)

NEOS BITCOIN HIGH INCOME ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 24.4%
iShares Bitcoin Trust ETF(a)		2,150,607	$106,777,638
VanEck Bitcoin ETF(a)		5,406,937	133,713,552
TOTAL EXCHANGE TRADED FUNDS (Cost $276,933,931)			240,491,190
PURCHASED OPTIONS - 7.7%	Notional Amount	Contracts
Call Options - 7.7%
CBOE Bitcoin U.S. ETF Index(b)(c) Expiration: 04/17/2026; Exercise Price: $2,070.00	$741,044,595	3,585	76,360,500
TOTAL PURCHASED OPTIONS (Cost $75,740,346)			76,360,500
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 74.4%
3.81%, 02/05/2026(d)		$737,470,000	735,010,523
TOTAL U.S. TREASURY BILLS (Cost $734,743,870)			735,010,523
		Shares
MONEY MARKET FUNDS - 2.2%
First American Treasury Obligations Fund - Class X, 3.68%(e)		19,857,883	19,857,883
Northern U.S. Government Select Money Market Fund, 3.48%(e)		1,894,307	1,894,307
TOTAL MONEY MARKET FUNDS (Cost $21,752,190)			21,752,190
TOTAL INVESTMENTS - 108.7% (Cost $1,109,170,337)			1,073,614,403
Liabilities in Excess of Other Assets - (8.7)%			(86,009,129)
TOTAL NET ASSETS - 100.0%			$987,605,274

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of December 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

NEOS Bitcoin High Income ETF
Consolidated Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.1)%
Call Options - (1.4)%
CBOE Bitcoin U.S. ETF Index(a)(b)
Expiration: 02/20/2026; Exercise Price: $2,230.00	$(247,014,865)	(1,195)	$(8,245,500)
Expiration: 02/20/2026; Exercise Price: $2,330.00	(247,014,865)	(1,195)	(5,258,000)
Total Call Options			(13,503,500)
Put Options - (6.7)%
CBOE Bitcoin U.S. ETF Index(a)(b) Expiration: 04/17/2026; Exercise Price: $2,070.00	(741,044,595)	(3,585)	(66,322,500)
TOTAL WRITTEN OPTIONS (Premiums received $79,131,621)			$(79,826,000)

Percentages are stated as a percent of net assets.
(a) Exchange-traded.
(b) 100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Investments
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.0%(a)
Put Options - 0.0%(a)
S&P 500® Index(b)(c)
Expiration: 01/15/2026; Exercise Price: $5,900.00	$200,573,150	293	$35,893
Expiration: 01/15/2026; Exercise Price: $5,975.00	200,573,150	293	41,020
Expiration: 01/15/2026; Exercise Price: $6,050.00	200,573,150	293	47,612
Expiration: 01/15/2026; Exercise Price: $6,250.00	200,573,150	293	73,982
TOTAL PURCHASED OPTIONS (Cost $186,618)			198,507
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 99.1%
3.90%, 01/02/2026(d)		$36,967,000	36,967,000
3.87%, 01/08/2026(d)		56,596,000	56,563,286
3.78%, 01/13/2026(d)		53,494,000	53,436,813
3.73%, 01/15/2026(d)		64,462,000	64,379,730
3.79%, 01/22/2026(d)		60,993,000	60,872,765
3.77%, 01/27/2026(d)		71,765,000	71,589,357
3.76%, 02/03/2026(d)		62,518,000	62,323,427
3.79%, 02/05/2026(d)		53,710,000	53,530,876
3.78%, 02/12/2026(d)		66,648,000	66,375,929
3.79%, 02/19/2026(d)		68,671,000	68,345,587
3.61%, 02/26/2026(d)		67,015,000	66,648,212
3.55%, 03/10/2026(d)		64,028,000	63,614,430
3.53%, 03/12/2026(d)		74,308,000	73,803,749
TOTAL U.S. TREASURY BILLS (Cost $798,283,420)			798,451,161
		Shares
MONEY MARKET FUNDS - 1.0%
First American Treasury Obligations Fund - Class X, 3.68%(e)		7,192,344	7,192,344
Northern U.S. Government Select Money Market Fund, 3.48%(e)		470,505	470,505
TOTAL MONEY MARKET FUNDS (Cost $7,662,849)			7,662,849
TOTAL INVESTMENTS - 100.1% (Cost $806,132,887)			$806,312,517
Liabilities in Excess of Other Assets - (0.1)%			(478,718)
TOTAL NET ASSETS - 100.0%			$805,833,799

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of December 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Put Options - (0.0)%(a)
S&P 500® Index(b)(c)
Expiration: 01/15/2026; Exercise Price: $6,175.00	$(200,573,150)	(293)	$(62,262)
Expiration: 01/15/2026; Exercise Price: $6,300.00	(200,573,150)	(293)	(86,435)
Expiration: 01/15/2026; Exercise Price: $6,375.00	(200,573,150)	(293)	(109,875)
Expiration: 01/15/2026; Exercise Price: $6,425.00	(200,573,150)	(293)	(134,780)
TOTAL WRITTEN OPTIONS (Premiums received $360,020)			$(393,352)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

NEOS Enhanced Income 20+ Year Treasury Bond ETF
Schedule of Investments
December 31, 2025

		Par	Value
U.S. TREASURY SECURITIES - 97.8%
United States Treasury Note/Bond, 4.13%, 08/15/2053		$10,685,000	$9,462,068
TOTAL U.S. TREASURY SECURITIES (Cost $9,708,643)			9,462,068
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(a)
Put Options - 0.0%(a)
S&P 500® Index(b)(c)
Expiration: 01/15/2026; Exercise Price: $6,125.00	$2,738,200	4	750
Expiration: 01/15/2026; Exercise Price: $6,200.00	2,738,200	4	890
Expiration: 01/15/2026; Exercise Price: $6,225.00	2,738,200	4	950
TOTAL PURCHASED OPTIONS (Cost $2,491)			2,590
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 3.68%(d)		44,887	44,887
Northern U.S. Government Money Market Fund, 3.49%(d)		3,726	3,726
TOTAL MONEY MARKET FUNDS (Cost $48,613)			48,613
TOTAL INVESTMENTS - 98.3% (Cost $9,759,747)			$9,513,271
Other Assets in Excess of Liabilities - 1.7%			162,669
TOTAL NET ASSETS - 100.0%			$9,675,940

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

NEOS Enhanced Income 20+ Year Treasury Bond ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
S&P 500® Index(a)(b)
Expiration: 01/15/2026; Exercise Price: $6,400.00	$(2,738,200)	(4)	$(1,660)
Expiration: 01/15/2026; Exercise Price: $6,450.00	(2,738,200)	(4)	(2,060)
Expiration: 01/15/2026; Exercise Price: $6,520.00	(2,738,200)	(4)	(2,920)
TOTAL WRITTEN OPTIONS (Premiums received $6,069)			$(6,640)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

NEOS Enhanced Income Aggregate Bond ETF
Schedule of Investments
December 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 99.3%
iShares Core U.S. Aggregate Bond ETF(a)		654,351	$65,356,578
Vanguard Total Bond Market ETF(a)		882,131	65,339,443
TOTAL EXCHANGE TRADED FUNDS (Cost $129,973,458)			130,696,021
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(b)
Put Options - 0.0%(b)
S&P 500® Index(c)(d)
Expiration: 01/15/2026; Exercise Price: $6,125.00	$43,126,650	63	11,813
Expiration: 01/15/2026; Exercise Price: $6,200.00	43,126,650	63	14,017
Expiration: 01/15/2026; Exercise Price: $6,225.00	43,126,650	63	14,963
TOTAL PURCHASED OPTIONS (Cost $39,245)			40,793
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Treasury Obligations Fund - Class X, 3.68%(e)		873,361	873,361
Northern U.S. Government Select Money Market Fund, 3.48%(e)		122,968	122,968
TOTAL MONEY MARKET FUNDS (Cost $996,329)			996,329
TOTAL INVESTMENTS - 100.1% (Cost $131,009,032)			$131,733,143
Liabilities in Excess of Other Assets - (0.1)%			(115,172)
TOTAL NET ASSETS - 100.0%			$131,617,971

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

NEOS Enhanced Income Aggregate Bond ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
S&P 500® Index(a)(b)
Expiration: 01/15/2026; Exercise Price: $6,400.00	$(43,126,650)	(63)	$(26,145)
Expiration: 01/15/2026; Exercise Price: $6,450.00	(43,126,650)	(63)	(32,445)
Expiration: 01/15/2026; Exercise Price: $6,520.00	(43,126,650)	(63)	(45,990)
TOTAL WRITTEN OPTIONS (Premiums received $95,588)			$(104,580)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

NEOS Enhanced Income Credit Select ETF
Schedule of Investments
December 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 94.5%
iShares Broad USD High Yield Corporate Bond ETF(a)		1,674,354	$62,612,468
State Street SPDR Portfolio High Yield Bond ETF(a)		2,574,955	60,949,185
Xtrackers USD High Yield Corporate Bond ETF(a)		1,690,556	62,263,177
TOTAL EXCHANGE TRADED FUNDS (Cost $184,949,074)			185,824,830
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(b)
Put Options - 0.0%(b)
S&P 500® Index(c)(d)
Expiration: 01/15/2026; Exercise Price: $6,125.00	$65,032,250	95	17,813
Expiration: 01/15/2026; Exercise Price: $6,200.00	65,032,250	95	21,137
Expiration: 01/15/2026; Exercise Price: $6,225.00	65,032,250	95	22,563
TOTAL PURCHASED OPTIONS (Cost $59,179)			61,513
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.5%
First American Treasury Obligations Fund - Class X, 3.68%(e)		10,349,965	10,349,965
Northern U.S. Government Money Market Fund, 3.49%(e)		545,895	545,895
TOTAL MONEY MARKET FUNDS (Cost $10,895,860)			10,895,860
TOTAL INVESTMENTS - 100.0% (Cost $195,904,113)			$196,782,203
Liabilities in Excess of Other Assets - (0.0)%(b)			(19,112)
TOTAL NET ASSETS - 100.0%			$196,763,091

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

9

NEOS Enhanced Income Credit Select ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
S&P 500® Index(a)(b)
Expiration: 01/15/2026; Exercise Price: $6,400.00	$(65,032,250)	(95)	$(39,425)
Expiration: 01/15/2026; Exercise Price: $6,450.00	(65,032,250)	(95)	(48,925)
Expiration: 01/15/2026; Exercise Price: $6,520.00	(65,032,250)	(95)	(69,350)
TOTAL WRITTEN OPTIONS (Premiums received $144,141)			$(157,700)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

10

NEOS Ethereum High Income ETF
CONSOLIDATED Schedule of Investments
December 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 24.4%
iShares Ethereum Trust ETF(a)(b)		138,342	$3,103,011
TOTAL EXCHANGE TRADED FUNDS (Cost $3,101,677)			3,103,011
	Notional Amount	Contracts
PURCHASED OPTIONS - 10.0%
Call Options - 10.0%
iShares Ethereum Trust ETF(b)(c)
Expiration: 04/17/2026; Exercise Price: $23.00	$9,552,937	4,259	1,277,700
TOTAL PURCHASED OPTIONS (Cost $1,299,055)			1,277,700
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 60.1%
3.56%, 02/26/2026(d)		$7,679,000	7,636,971
TOTAL U.S. TREASURY BILLS (Cost $7,636,734)			7,636,971
		Shares
MONEY MARKET FUNDS - 2.7%
First American Treasury Obligations Fund - Class X, 3.68%(e)		346,722	346,722
Northern U.S. Government Select Money Market Fund, 3.48%(e)		970	970
TOTAL MONEY MARKET FUNDS (Cost $347,692)			347,692
TOTAL INVESTMENTS - 97.2% (Cost $12,385,158)			$12,365,374
Other Assets in Excess of Liabilities - 2.8%			360,238
TOTAL NET ASSETS - 100.0%			$12,725,612

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of December 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

NEOS Ethereum High Income ETF
CONSOLIDATED Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.0)%
Call Options - (2.0)%
iShares Ethereum Trust ETF(a)(b)
Expiration: 02/20/2026; Exercise Price: $25.00	$(3,182,817)	(1,419)	$(162,476)
Expiration: 02/20/2026; Exercise Price: $27.00	(3,182,817)	(1,419)	(92,235)
Total Call Options			(254,711)
Put Options - (11.0)%
iShares Ethereum Trust ETF(a)(b)
Expiration: 04/17/2026; Exercise Price: $23.00	(9,552,937)	(4,259)	(1,405,470)
TOTAL WRITTEN OPTIONS (Premiums received $1,660,790)			$(1,660,181)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

12

NEOS Gold High Income ETF
Consolidated Schedule of Investments
December 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 24.1%
Goldman Sachs Physical Gold ETF(a)		1,562,360	$66,478,418
TOTAL EXCHANGE TRADED FUNDS (Cost $59,072,453)			66,478,418
	Notional Amount	Contracts
PURCHASED OPTIONS - 4.0%
Call Options - 4.0%
SPDR Gold Shares(b)(c)
Expiration: 04/17/2026; Exercise Price: $395.00	$207,230,499	5,229	11,153,457
TOTAL PURCHASED OPTIONS (Cost $11,158,760)			11,153,457
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 67.9%
3.75%, 02/05/2026(d)		$188,225,000	187,597,265
TOTAL U.S. TREASURY BILLS (Cost $187,543,539)			187,597,265
		Shares
MONEY MARKET FUNDS - 0.8%
First American Treasury Obligations Fund - Class X, 3.68%(e)		2,142,913	2,142,913
Northern U.S. Government Select Money Market Fund, 3.48%(e)		94,184	94,184
TOTAL MONEY MARKET FUNDS (Cost $2,237,097)			2,237,097
TOTAL INVESTMENTS - 96.8% (Cost $260,011,849)			$267,466,237
Other Assets in Excess of Liabilities - 3.2%			8,856,837
TOTAL NET ASSETS - 100.0%			$276,323,074

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	FLexible EXchange® Options.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of December 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

NEOS Gold High Income ETF
Consolidated Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.0)%
Call Options - (1.1)%
SPDR Gold Shares(a)(b)
Expiration: 02/20/2026; Exercise Price: $408.00	$(75,972,627)	(1,917)	$(1,746,387)
Expiration: 02/20/2026; Exercise Price: $418.00	(75,972,627)	(1,917)	(1,171,287)
Total Call Options			(2,917,674)
Put Options - (2.9)%
SPDR Gold Shares(a)(b)
Expiration: 04/17/2026; Exercise Price: $395.00	(207,230,499)	(5,229)	(8,089,263)
TOTAL WRITTEN OPTIONS (Premiums received $10,997,746)			$(11,006,937)

Percentages are stated as a percent of net assets.
(a)	FLexible EXchange® Options.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

14

NEOS Long/Short Equity Income ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 105.3%
Automobile Components - 3.8%
Aptiv PLC(a)	2,774	$211,074
Automobiles - 4.1%
General Motors Co.	2,824	229,648
Biotechnology - 4.1%
Regeneron Pharmaceuticals, Inc.	298	230,017
Capital Markets - 7.7%
Ameriprise Financial, Inc.	446	218,691
Invesco Ltd.	8,162	214,416
		433,107
Consumer Finance - 3.9%
Capital One Financial Corp.	917	222,244
Electronic Equipment, Instruments & Components - 7.4%
TE Connectivity PLC	943	214,542
Zebra Technologies Corp. - Class A(a)	839	203,726
		418,268
Ground Transportation - 3.9%
Uber Technologies, Inc.(a)	2,668	218,002
Health Care Equipment & Supplies - 7.5%
Dexcom, Inc.(a)	3,308	219,552
Insulet Corp.(a)	715	203,232
		422,784
Health Care Providers & Services - 7.9%
Centene Corp.(a)	5,632	231,757
Universal Health Services, Inc. - Class B	984	214,532
		446,289
Hotels, Restaurants & Leisure - 7.9%
Airbnb, Inc. - Class A(a)	1,738	235,881
Booking Holdings, Inc.	39	208,858
		444,739
Insurance - 11.6%
Allstate Corp.	1,053	219,182
Marsh & McLennan Cos., Inc.	1,172	217,429
Progressive Corp.	947	215,651
		652,262
Metals & Mining - 4.2%
Newmont Corp.	2,367	236,345
Semiconductors & Semiconductor Equipment - 8.2%
Micron Technology, Inc.	874	249,448
NVIDIA Corp.	1,150	214,475
		463,923

The accompanying notes are an integral part of these financial statements.

15

NEOS Long/Short Equity Income ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Shares	Value
COMMON STOCKS - 105.3% (Continued)
Software - 19.2%
Adobe, Inc.(a)		617	$215,944
Autodesk, Inc.(a)		704	208,391
Salesforce, Inc.		820	217,226
ServiceNow, Inc.(a)		1,423	217,989
Workday, Inc. - Class A(a)		1,023	219,720
			1,079,270
Wireless Telecommunication Services - 3.9%
T-Mobile US, Inc.		1,074	218,065
TOTAL COMMON STOCKS (Cost $5,904,972)			5,926,037
REAL ESTATE INVESTMENT TRUSTS - COMMON - 11.7%
Residential REITs - 7.9%
Equity Residential		3,519	221,838
Invitation Homes, Inc.		7,937	220,569
			442,407
Specialized REITs - 3.8%
VICI Properties, Inc.		7,639	214,809
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $645,176)			657,216
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(b)
Put Options - 0.0%(b)
S&P 500® Index(c)(d)
Expiration: 01/15/2026; Exercise Price: $6,125.00	$1,369,100	2	375
Expiration: 01/15/2026; Exercise Price: $6,200.00	1,369,100	2	445
Expiration: 01/15/2026; Exercise Price: $6,225.00	1,369,100	2	475
TOTAL PURCHASED OPTIONS (Cost $1,246)			1,295
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 16.4%
3.56%, 03/05/2026(e)		$928,000	922,371
TOTAL U.S. TREASURY BILLS (Cost $922,254)			922,371

The accompanying notes are an integral part of these financial statements.

16

NEOS Long/Short Equity Income ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
MONEY MARKET FUNDS - 1.1%
First American Treasury Obligations Fund - Class X, 3.68%(f)	61,515	$61,515
TOTAL MONEY MARKET FUNDS (Cost $61,515)		61,515
TOTAL INVESTMENTS - 134.5% (Cost $7,535,163)		$7,568,434
Liabilities in Excess of Other Assets - (34.5)%		(1,942,918)
TOTAL NET ASSETS - 100.0%		$5,625,516

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

17

NEOS Long/Short Equity Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
S&P 500® Index(a)(b)
Expiration: 01/15/2026; Exercise Price: $6,400.00	$(1,369,100)	(2)	$(830)
Expiration: 01/15/2026; Exercise Price: $6,450.00	(1,369,100)	(2)	(1,030)
Expiration: 01/15/2026; Exercise Price: $6,520.00	(1,369,100)	(2)	(1,460)
TOTAL WRITTEN OPTIONS (Premiums received $3,035)			$(3,320)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

18

NEOS Long/Short Equity Income ETF
Schedule of Securities Sold Short
December 31, 2025

	Shares	Value
COMMON STOCKS - (46.0)%
Banks - (1.8)%
JPMorgan Chase & Co.	(309)	$(99,566)
Beverages - (1.7)%
Coca-Cola Co.	(1,387)	(96,965)
Capital Markets - (4.9)%
Coinbase Global, Inc. - Class A	(348)	(78,696)
Franklin Resources, Inc.	(4,201)	(100,362)
Morgan Stanley	(543)	(96,399)
		(275,457)
Construction & Engineering - (1.5)%
Quanta Services, Inc.	(202)	(85,256)
Consumer Staples Distribution & Retail - (1.7)%
Kroger Co.	(1,527)	(95,407)
Electrical Equipment - (1.7)%
Emerson Electric Co.	(704)	(93,435)
Food Products - (1.7)%
Mondelez International, Inc. - Class A	(1,760)	(94,741)
Ground Transportation - (1.7)%
CSX Corp.	(2,656)	(96,280)
Health Care Providers & Services - (3.6)%
Humana, Inc.	(370)	(94,768)
Molina Healthcare, Inc.	(628)	(108,983)
		(203,751)
Hotels, Restaurants & Leisure - (5.4)%
Marriott International, Inc. - Class A	(327)	(101,448)
Royal Caribbean Cruises Ltd.	(381)	(106,269)
Starbucks Corp.	(1,150)	(96,842)
		(304,559)
Machinery - (3.2)%
Caterpillar, Inc.	(159)	(91,086)
Deere & Co.	(191)	(88,924)
		(180,010)
Oil, Gas & Consumable Fuels - (1.7)%
Williams Cos., Inc.	(1,569)	(94,313)
Passenger Airlines - (1.9)%
Southwest Airlines Co.	(2,571)	(106,259)
Real Estate Management & Development - (1.7)%
CoStar Group, Inc.	(1,462)	(98,305)

The accompanying notes are an integral part of these financial statements.

19

NEOS Long/Short Equity Income ETF
Schedule of Securities Sold Short
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (46.0)% (Continued)
Semiconductors & Semiconductor Equipment - (3.4)%
Applied Materials, Inc.	(359)	$(92,259)
First Solar, Inc.	(381)	(99,529)
		(191,788)
Software - (1.5)%
Oracle Corp.	(435)	(84,786)
Specialty Retail - (3.4)%
Home Depot, Inc.	(278)	(95,660)
Lowe’s Cos., Inc.	(392)	(94,535)
		(190,195)
Tobacco - (1.8)%
Philip Morris International, Inc.	(650)	(104,260)
Trading Companies & Distributors - (1.7)%
United Rentals, Inc.	(116)	(93,881)
TOTAL COMMON STOCKS (Proceeds $2,597,300)		(2,589,214)
REAL ESTATE INVESTMENT TRUSTS - COMMON - (4.9)%
Health Care REITs - (1.5)%
Welltower, Inc.	(467)	(86,680)
Specialized REITs - (3.4)%
Digital Realty Trust, Inc.	(596)	(92,207)
Equinix, Inc.	(127)	(97,302)
		(189,509)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $275,602)		(276,189)
TOTAL SECURITIES SOLD SHORT - (50.9)% (Proceeds $2,872,902)		$(2,865,403)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”’). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

20

NEOS MLP & Energy Infrastructure High Income ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.5%
Construction & Engineering - 3.1%
Centuri Holdings, Inc.(a)	41,345	$1,043,961
Oil, Gas & Consumable Fuels - 96.4%(b)
Antero Midstream Corp.	64,464	1,146,815
Cheniere Energy Partners LP	20,740	1,109,175
Cheniere Energy, Inc.	8,773	1,705,383
Delek Logistics Partners LP	8,772	391,407
DT Midstream, Inc.	12,376	1,481,160
Enbridge, Inc.	69,088	3,310,377
Energy Transfer LP	91,461	1,508,192
Enterprise Products Partners LP	46,580	1,493,355
Genesis Energy LP - Class A	29,309	457,220
Hess Midstream LP - Class A	18,564	640,458
Kinder Morgan, Inc.	84,185	2,314,246
Kinetik Holdings, Inc. - Class A	26,725	963,436
MPLX LP	27,133	1,448,088
NextDecade Corp.(a)	138,108	727,829
ONEOK, Inc.	26,452	1,944,222
Pembina Pipeline Corp.	39,372	1,501,924
Plains All American Pipeline LP	47,125	846,365
Plains GP Holdings LP - Class A	30,805	589,608
Rockpoint Gas Storage, Inc. - Class A	43,452	887,584
Targa Resources Corp.	8,705	1,606,072
TC Energy Corp.	45,969	2,534,625
Teekay Tankers Ltd. - Class A	15,437	824,644
Williams Cos., Inc.	55,352	3,327,209
		32,759,394
TOTAL COMMON STOCKS (Cost $33,790,828)		33,803,355
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.68%(c)	140,763	140,763
Northern U.S. Government Select Money Market Fund, 3.48%(c)	377	377
TOTAL MONEY MARKET FUNDS (Cost $141,140)		141,140
TOTAL INVESTMENTS - 99.9% (Cost $33,931,968)		$33,944,495
Other Assets in Excess of Liabilities - 0.1%		47,204
TOTAL NET ASSETS - 100.0%		$33,991,699

The accompanying notes are an integral part of these financial statements.

21

NEOS MLP & Energy Infrastructure High Income ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LP - Limited Partnership
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

22

NEOS MLP & Energy Infrastructure High Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Call Options - (0.3)%
Alerian MLP ETF(a)(b)
Expiration: 02/20/2026; Exercise Price: $47.50	$(10,171,600)	(2,155)	$(60,340)
Expiration: 02/20/2026; Exercise Price: $48.00	(10,171,600)	(2,155)	(34,480)
TOTAL WRITTEN OPTIONS (Premiums received $90,449)			$(94,820)

Percentages are stated as a percent of net assets.
(a)	FLexible EXchange® Options.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

23

NEOS MSCI EAFE High Income ETF
Schedule of Investments
December 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
iShares Core MSCI EAFE ETF(a)	503,520	$45,044,900
TOTAL EXCHANGE TRADED FUNDS (Cost $44,720,731)		45,044,900
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%
First American Treasury Obligations Fund - Class X, 3.68%(b)	426,177	426,177
TOTAL MONEY MARKET FUNDS (Cost $426,177)		426,177
TOTAL INVESTMENTS - 100.9% (Cost $45,146,908)		$45,471,077
Liabilities in Excess of Other Assets - (0.9)%		(415,190)
TOTAL NET ASSETS - 100.0%		$45,055,887

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

24

NEOS MSCI EAFE High Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%
Call Options - (0.6)%
MSCI EAFE Index(a)(b)
Expiration: 02/20/2026; Exercise Price: $2,930.00	$(13,306,485)	(46)	$(171,810)
Expiration: 02/20/2026; Exercise Price: $2,970.00	(13,306,485)	(46)	(98,670)
TOTAL WRITTEN OPTIONS (Premiums received $279,171)			$(270,480)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

25

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc.(a)	1,458	$828,042
Automobiles - 4.0%
Tesla, Inc.(a)	31,474	14,154,487
Beverages - 1.8%
Coca-Cola Europacific Partners PLC	8,519	772,673
Keurig Dr. Pepper, Inc.	26,293	736,467
Monster Beverage Corp.(a)	18,309	1,403,751
PepsiCo, Inc.	24,913	3,575,514
		6,488,405
Biotechnology - 3.1%
Alnylam Pharmaceuticals, Inc.(a)	1,769	703,443
Amgen, Inc.	10,037	3,285,210
Gilead Sciences, Inc.	22,675	2,783,130
Insmed, Inc.(a)	2,028	352,953
Regeneron Pharmaceuticals, Inc.	1,939	1,496,656
Vertex Pharmaceuticals, Inc.(a)	4,764	2,159,807
		10,781,199
Broadline Retail - 6.1%
Amazon.com, Inc.(a)	79,042	18,244,474
MercadoLibre, Inc.(a)	935	1,883,333
PDD Holdings, Inc. - ADR(a)	12,507	1,418,169
		21,545,976
Chemicals - 1.1%
Linde PLC	8,519	3,632,417
Solstice Advanced Materials, Inc.(a)	2,957	143,651
		3,776,068
Commercial Services & Supplies - 0.6%
Cintas Corp.	7,475	1,405,823
Copart, Inc.(a)	17,662	691,468
		2,097,291
Communications Equipment - 1.6%
Cisco Systems, Inc.	72,068	5,551,398
Construction & Engineering - 0.2%
Ferrovial SE	10,600	684,866
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	8,071	6,959,946
Electric Utilities - 1.4%
American Electric Power Co., Inc.	9,927	1,144,682
Constellation Energy Corp.	5,658	1,998,802

The accompanying notes are an integral part of these financial statements.

26

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 99.1% (Continued)
Electric Utilities - 1.4% (Continued)
Exelon Corp.	18,761	$817,792
Xcel Energy, Inc.	11,106	820,289
		4,781,565
Energy Equipment & Services - 0.2%
Baker Hughes Co.	18,358	836,023
Entertainment - 3.0%
Electronic Arts, Inc.	4,701	960,555
Netflix, Inc.(a)	77,701	7,285,246
Take-Two Interactive Software, Inc.(a)	3,494	894,569
Warner Bros. Discovery, Inc.(a)	45,242	1,303,874
		10,444,244
Financial Services - 0.3%
PayPal Holdings, Inc.	17,874	1,043,484
Food Products - 0.5%
Kraft Heinz Co.	22,840	553,870
Mondelez International, Inc. - Class A	24,088	1,296,657
		1,850,527
GICS~Semiconductors & Semiconductor Equipment - 0.1%
Monolithic Power Systems, Inc.	557	504,843
Ground Transportation - 0.5%
CSX Corp.	34,801	1,261,536
Old Dominion Freight Line, Inc.	4,095	642,096
		1,903,632
Health Care Equipment & Supplies - 1.7%
Dexcom, Inc.(a)	7,560	501,757
GE HealthCare Technologies, Inc.	8,817	723,170
IDEXX Laboratories, Inc.(a)	1,486	1,005,324
Intuitive Surgical, Inc.(a)	6,504	3,683,606
		5,913,857
Hotels, Restaurants & Leisure - 2.7%
Airbnb, Inc. - Class A(a)	8,065	1,094,582
Booking Holdings, Inc.	588	3,148,934
DoorDash, Inc. - Class A(a)	7,610	1,723,513
Marriott International, Inc. - Class A	5,055	1,568,263
Starbucks Corp.	21,222	1,787,105
		9,322,397
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	11,590	2,261,093

The accompanying notes are an integral part of these financial statements.

27

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 99.1% (Continued)
Interactive Media & Services - 11.3%
Alphabet, Inc. - Class A	42,928	$13,436,464
Alphabet, Inc. - Class C	40,084	12,578,359
Meta Platforms, Inc. - Class A	20,639	13,623,598
		39,638,421
IT Services - 1.2%
Cognizant Technology Solutions Corp. - Class A	9,114	756,462
Shopify, Inc. - Class A(a)	22,152	3,565,807
		4,322,269
Machinery - 0.3%
PACCAR, Inc.	9,795	1,072,650
Media - 0.7%
Charter Communications, Inc. - Class A(a)	2,536	529,390
Comcast Corp. - Class A	66,903	1,999,731
		2,529,121
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	5,382	809,076
Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR	10,962	1,007,737
Professional Services - 1.2%
Automatic Data Processing, Inc.	7,372	1,896,299
Paychex, Inc.	6,695	751,045
Thomson Reuters Corp.	8,367	1,103,524
Verisk Analytics, Inc.	2,623	586,739
		4,337,607
Real Estate Management & Development - 0.2%
CoStar Group, Inc.(a)	8,121	546,056
Semiconductors & Semiconductor Equipment - 24.1%
Advanced Micro Devices, Inc.(a)	29,453	6,307,655
Analog Devices, Inc.	8,936	2,423,443
Applied Materials, Inc.	14,483	3,721,986
ARM Holdings PLC - ADR(a)	2,567	280,599
ASML Holding NV	1,541	1,648,654
Broadcom, Inc.	33,420	11,566,662
Intel Corp.(a)	92,902	3,428,084
KLA Corp.	2,399	2,914,977
Lam Research Corp.	23,041	3,944,158
Marvell Technology, Inc.	15,646	1,329,597
Microchip Technology, Inc.	10,419	663,899
Micron Technology, Inc.	20,203	5,766,138
NVIDIA Corp.	179,670	33,508,455

The accompanying notes are an integral part of these financial statements.

28

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 99.1% (Continued)
Semiconductors & Semiconductor Equipment - 24.1% (Continued)
NXP Semiconductors NV	4,720	$1,024,523
QUALCOMM, Inc.	19,670	3,364,554
Texas Instruments, Inc.	16,609	2,881,495
		84,774,879
Software - 16.7%
Adobe, Inc.(a)	7,717	2,700,873
AppLovin Corp. - Class A(a)	5,578	3,758,568
Atlassian Corp. - Class A(a)	3,084	500,040
Autodesk, Inc.(a)	4,019	1,189,664
Cadence Design Systems, Inc.(a)	4,958	1,549,772
Crowdstrike Holdings, Inc. - Class A(a)	4,563	2,138,952
Datadog, Inc. - Class A(a)	6,063	824,507
Fortinet, Inc.(a)	14,256	1,132,069
Intuit, Inc.	5,075	3,361,782
Microsoft Corp.	54,929	26,564,763
Palantir Technologies, Inc. - Class A(a)	44,406	7,893,166
Palo Alto Networks, Inc.(a)	12,172	2,242,082
Roper Technologies, Inc.	2,001	890,705
Strategy, Inc. - Class A(a)	4,865	739,237
Synopsys, Inc.(a)	3,447	1,619,125
Workday, Inc. - Class A(a)	4,024	864,275
Zscaler, Inc.(a)	2,824	635,174
		58,604,754
Specialty Retail - 0.7%
O’Reilly Automotive, Inc.(a)	15,880	1,448,415
Ross Stores, Inc.	6,070	1,093,450
		2,541,865
Technology Hardware, Storage & Peripherals - 9.1%
Apple, Inc.	109,806	29,851,859
Seagate Technology Holdings PLC	4,271	1,176,191
Western Digital Corp.	4,664	803,467
		31,831,517
Trading Companies & Distributors - 0.2%
Fastenal Co.	21,361	857,217
Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.	20,482	4,158,665
TOTAL COMMON STOCKS (Cost $208,824,427)		348,761,177

The accompanying notes are an integral part of these financial statements.

29

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.1%
Put Options - 1.1%
NASDAQ-100® Index(b)(c)
Expiration: 02/20/2026; Exercise Price: $24,075.00	$345,922,945	137	$3,761,335
TOTAL PURCHASED OPTIONS (Cost $3,671,383)			3,761,335

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Treasury Obligations Fund - Class X, 3.68%(d)	2,827,281	2,827,281
TOTAL MONEY MARKET FUNDS (Cost $2,827,281)		2,827,281
TOTAL INVESTMENTS - 101.0% (Cost $215,323,091)		$355,349,793
Liabilities in Excess of Other Assets - (1.0)%		(3,536,006)
TOTAL NET ASSETS - 100.0%		$351,813,787

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

30

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.6)%
Call Options - (1.2)%
NASDAQ-100® Index(a)(b)
Expiration: 02/20/2026; Exercise Price: $25,850.00	$(260,073,455)	(103)	$(4,143,690)
Put Options - (0.4)%
NASDAQ-100® Index(a)(b)
Expiration: 02/20/2026; Exercise Price: $22,500.00	(345,922,945)	(137)	(1,402,195)
TOTAL WRITTEN OPTIONS (Premiums received $5,612,679)			$(5,545,885)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

31

NEOS NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc.(a)	29,606	$16,814,136
Automobiles - 4.0%
Tesla, Inc.(a)	667,279	300,088,712
Beverages - 1.9%
Coca-Cola Europacific Partners PLC	179,401	16,271,671
Keurig Dr. Pepper, Inc.	549,706	15,397,265
Monster Beverage Corp.(a)	394,817	30,270,619
PepsiCo, Inc.	537,406	77,128,509
		139,068,064
Biotechnology - 3.1%
Alnylam Pharmaceuticals, Inc.(a)	36,936	14,687,601
Amgen, Inc.	206,617	67,627,810
Gilead Sciences, Inc.	489,436	60,073,375
Insmed, Inc.(a)	42,534	7,402,617
Regeneron Pharmaceuticals, Inc.	41,790	32,256,447
Vertex Pharmaceuticals, Inc.(a)	100,125	45,392,670
		227,440,520
Broadline Retail - 6.1%
Amazon.com, Inc.(a)	1,671,106	385,724,687
MercadoLibre, Inc.(a)	17,608	35,467,090
PDD Holdings, Inc. - ADR(a)	266,856	30,258,802
		451,450,579
Chemicals - 1.1%
Linde PLC	182,693	77,898,468
Commercial Services & Supplies - 0.6%
Cintas Corp.	156,170	29,370,892
Copart, Inc.(a)	389,019	15,230,094
		44,600,986
Communications Equipment - 1.6%
Cisco Systems, Inc.	1,522,547	117,281,795
Construction & Engineering - 0.2%
Ferrovial SE	222,743	14,391,425
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	171,540	147,925,804
Electric Utilities - 1.4%
American Electric Power Co., Inc.	208,701	24,065,312
Constellation Energy Corp.	121,131	42,791,948
Exelon Corp.	394,673	17,203,796
Xcel Energy, Inc.	230,524	17,026,503
		101,087,559

The accompanying notes are an integral part of these financial statements.

32

NEOS NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 99.1% (Continued)
Energy Equipment & Services - 0.2%
Baker Hughes Co.	386,816	$17,615,601
Entertainment - 3.0%
Electronic Arts, Inc.	98,682	20,163,693
Netflix, Inc.(a)	1,645,825	154,312,552
Take-Two Interactive Software, Inc.(a)	71,220	18,234,457
Warner Bros. Discovery, Inc.(a)	971,299	27,992,837
		220,703,539
Financial Services - 0.3%
PayPal Holdings, Inc.	373,830	21,824,195
Food Products - 0.5%
Kraft Heinz Co.	479,157	11,619,557
Mondelez International, Inc. - Class A	507,567	27,322,332
		38,941,889
Ground Transportation - 0.5%
CSX Corp.	733,929	26,604,926
Old Dominion Freight Line, Inc.	83,320	13,064,576
		39,669,502
Health Care Equipment & Supplies - 1.7%
Dexcom, Inc.(a)	154,931	10,282,771
GE HealthCare Technologies, Inc.	189,951	15,579,781
IDEXX Laboratories, Inc.(a)	30,173	20,412,940
Intuitive Surgical, Inc.(a)	140,937	79,821,079
		126,096,571
Hotels, Restaurants & Leisure - 2.7%
Airbnb, Inc. - Class A(a)	167,522	22,736,086
Booking Holdings, Inc.	13,164	70,497,564
DoorDash, Inc. - Class A(a)	156,443	35,431,210
Marriott International, Inc. - Class A	110,437	34,261,975
Starbucks Corp.	447,266	37,664,270
		200,591,105
Industrial Conglomerates - 0.7%
Honeywell International, Inc.	248,969	48,571,362
Interactive Media & Services - 11.3%
Alphabet, Inc. - Class A	913,958	286,068,854
Alphabet, Inc. - Class C	854,618	268,179,129
Meta Platforms, Inc. - Class A	436,137	287,889,672
		842,137,655
IT Services - 1.2%
Cognizant Technology Solutions Corp. - Class A	191,755	15,915,665
Shopify, Inc. - Class A(a)	475,423	76,528,840
		92,444,505

The accompanying notes are an integral part of these financial statements.

33

NEOS NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 99.1% (Continued)
Machinery - 0.3%
PACCAR, Inc.	209,549	$22,947,711
Media - 0.7%
Charter Communications, Inc. - Class A(a)	55,970	11,683,738
Comcast Corp. - Class A	1,448,755	43,303,287
		54,987,025
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	113,801	17,107,704
Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR	230,030	21,146,658
Professional Services - 1.2%
Automatic Data Processing, Inc.	157,171	40,429,096
Paychex, Inc.	140,357	15,745,248
Thomson Reuters Corp.	179,292	23,646,822
Verisk Analytics, Inc.	55,765	12,474,073
		92,295,239
Real Estate Management & Development - 0.2%
CoStar Group, Inc.(a)	165,412	11,122,303
Semiconductors & Semiconductor Equipment - 24.1%
Advanced Micro Devices, Inc.(a)	624,468	133,736,067
Analog Devices, Inc.	192,461	52,195,423
Applied Materials, Inc.	312,649	80,347,667
ARM Holdings PLC - ADR(a)	52,936	5,786,434
ASML Holding NV	31,886	34,113,556
Broadcom, Inc.	710,474	245,895,051
Intel Corp.(a)	1,719,341	63,443,683
KLA Corp.	47,863	58,157,374
Lam Research Corp.	497,624	85,183,276
Marvell Technology, Inc.	339,191	28,824,451
Microchip Technology, Inc.	210,553	13,416,437
Micron Technology, Inc.	429,003	122,441,746
Monolithic Power Systems, Inc.	11,430	10,359,695
NVIDIA Corp.	3,798,801	708,476,386
NXP Semiconductors NV	99,444	21,585,315
QUALCOMM, Inc.	423,534	72,445,491
Texas Instruments, Inc.	354,646	61,527,535
		1,797,935,587

The accompanying notes are an integral part of these financial statements.

34

NEOS NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 99.1% (Continued)
Software - 16.6%
Adobe, Inc.(a)	167,898	$58,762,621
AppLovin Corp. - Class A(a)	117,049	78,869,957
Atlassian Corp. - Class A(a)	68,610	11,124,425
Autodesk, Inc.(a)	84,166	24,913,978
Cadence Design Systems, Inc.(a)	104,666	32,716,498
Crowdstrike Holdings, Inc. - Class A(a)	98,030	45,952,543
Datadog, Inc. - Class A(a)	126,056	17,142,356
Fortinet, Inc.(a)	304,827	24,206,312
Intuit, Inc.	107,929	71,494,328
Microsoft Corp.	1,163,400	562,643,508
Palantir Technologies, Inc. - Class A(a)	910,882	161,909,276
Palo Alto Networks, Inc.(a)	264,911	48,796,606
Roper Technologies, Inc.	42,382	18,865,500
Strategy, Inc. - Class A(a)	99,179	15,070,249
Synopsys, Inc.(a)	71,898	33,771,929
Workday, Inc. - Class A(a)	84,881	18,230,741
Zscaler, Inc.(a)	59,257	13,328,084
		1,237,798,911
Specialty Retail - 0.7%
O’Reilly Automotive, Inc.(a)	340,624	31,068,315
Ross Stores, Inc.	128,622	23,169,967
		54,238,282
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	2,323,786	631,744,462
Seagate Technology Holdings PLC	71,554	19,705,256
Western Digital Corp.	81,415	14,025,362
		665,475,080
Trading Companies & Distributors - 0.3%
Fastenal Co.	463,584	18,603,626
Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.	442,104	89,764,796
TOTAL COMMON STOCKS (Cost $6,753,829,593)		7,370,066,894

The accompanying notes are an integral part of these financial statements.

35

NEOS NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%
First American Treasury Obligations Fund - Class X, 3.68%(b)	74,685,245	$74,685,245
TOTAL MONEY MARKET FUNDS (Cost $74,685,245)		74,685,245
TOTAL INVESTMENTS - 100.1% (Cost $6,828,514,838)		$7,444,752,139
Liabilities in Excess of Other Assets - (0.1)%		(7,015,691)
TOTAL NET ASSETS - 100.0%		$7,437,736,448

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P“). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

36

NEOS NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Call Options - (0.9)%
NASDAQ-100® Index(a)(b)
Expiration: 02/20/2026; Exercise Price: $25,825.00	$(2,396,210,765)	(949)	$(39,250,640)
Expiration: 02/20/2026; Exercise Price: $26,225.00	(2,396,210,765)	(949)	(24,389,300)
TOTAL WRITTEN OPTIONS (Premiums received $65,346,874)			$(63,639,940)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

37

NEOS Real Estate High Income ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 90.9%
Diversified REITs - 1.1%
WP Carey, Inc.	30,288	$1,949,336
Health Care REITs - 15.4%
Alexandria Real Estate Equities, Inc.	21,214	1,038,213
Healthcare Realty Trust, Inc.	48,824	827,567
Healthpeak Properties, Inc.	97,213	1,563,185
Omega Healthcare Investors, Inc.	39,011	1,729,748
Sabra Health Care REIT, Inc.	32,506	615,663
Ventas, Inc.	60,548	4,685,204
Welltower, Inc.	90,316	16,763,553
		27,223,133
Hotel & Resort REITs - 1.0%
Host Hotels & Resorts, Inc.	96,516	1,711,229
Industrial REITs - 12.0%
Americold Realty Trust, Inc.	36,100	464,246
EastGroup Properties, Inc.	6,952	1,238,429
First Industrial Realty Trust, Inc.	18,204	1,042,543
Lineage, Inc.	8,028	280,980
Prologis, Inc.	125,346	16,001,671
Rexford Industrial Realty, Inc.	31,056	1,202,488
STAG Industrial, Inc. – Class A	25,587	940,578
		21,170,935
Mortgage Real Estate Investment Trusts REITs - 2.7%
AGNC Investment Corp.	124,588	1,335,583
Annaly Capital Management, Inc.	80,188	1,793,004
Rithm Capital Corp.	71,842	783,078
Starwood Property Trust, Inc.	44,441	800,382
		4,712,047
Office REITs - 1.8%
BXP, Inc.	20,024	1,351,220
Cousins Properties, Inc.	23,034	593,816
Kilroy Realty Corp.	14,570	544,481
Vornado Realty Trust	22,669	754,424
		3,243,941
Residential REITs - 12.1%
American Homes 4 Rent - Class A	43,731	1,403,765
AvalonBay Communities, Inc.	19,409	3,519,046
Camden Property Trust	14,663	1,614,103
Equity LifeStyle Properties, Inc.	26,325	1,595,558
Equity Residential	47,331	2,983,746
Essex Property Trust, Inc.	8,754	2,290,747
Invitation Homes, Inc.	79,062	2,197,133

The accompanying notes are an integral part of these financial statements.

38

NEOS Real Estate High Income ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 90.9% (Continued)
Residential REITs - 12.1% (Continued)
Mid-America Apartment Communities, Inc.	16,030	$2,226,727
Sun Communities, Inc.	16,484	2,042,533
UDR, Inc.	41,563	1,524,531
		21,397,889
Retail REITs - 12.6%
Agree Realty Corp.	14,675	1,057,040
Brixmor Property Group, Inc.	42,263	1,108,136
Federal Realty Investment Trust	10,564	1,064,851
Kimco Realty Corp.	93,966	1,904,691
NNN REIT, Inc.	25,924	1,027,368
Realty Income Corp.	121,348	6,840,387
Regency Centers Corp.	22,333	1,541,647
Simon Property Group, Inc.	42,295	7,829,227
		22,373,347
Specialized REITs - 32.2%(a)
American Tower Corp.	56,848	9,980,803
Crown Castle, Inc.	60,430	5,370,414
CubeSmart	31,373	1,130,997
Digital Realty Trust, Inc.	43,748	6,768,253
Equinix, Inc.	10,436	7,995,646
Extra Space Storage, Inc.	29,208	3,803,466
Gaming and Leisure Properties, Inc.	37,921	1,694,689
Iron Mountain, Inc.	40,471	3,357,069
Lamar Advertising Co. - Class A	12,031	1,522,884
Millrose Properties, Inc. - Class A	16,494	492,676
Public Storage	21,589	5,602,346
SBA Communications Corp.	14,681	2,839,746
VICI Properties, Inc.	146,403	4,116,852
Weyerhaeuser Co.	100,485	2,380,490
		57,056,331
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $163,466,265)		160,838,188
COMMON STOCKS - 8.3%
Real Estate Management & Development - 8.3%
CBRE Group, Inc. - Class A(b)	40,835	6,565,860
CoStar Group, Inc.(b)	58,362	3,924,261
Jones Lang LaSalle, Inc.(b)	6,326	2,128,509
Zillow Group, Inc. - Class A(b)	7,309	498,693
Zillow Group, Inc. - Class C(b)	21,936	1,496,474
TOTAL COMMON STOCKS (Cost $14,629,683)		14,613,797

The accompanying notes are an integral part of these financial statements.

39

NEOS Real Estate High Income ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 3.68%(c)	745,375	$745,375
Northern U.S. Government Money Market Fund, 3.49%(c)	176,193	176,193
TOTAL MONEY MARKET FUNDS (Cost $921,568)		921,568
TOTAL INVESTMENTS - 99.7% (Cost $179,017,516)		$176,373,553
Other Assets in Excess of Liabilities - 0.3%		488,508
TOTAL NET ASSETS - 100.0%		$176,862,061

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

40

NEOS Real Estate High Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Call Options - (0.9)%
iShares U.S. Real Estate ETF(a)(b)
Expiration: 02/20/2026; Exercise Price: $96.00	$(65,779,334)	(7,006)	$(875,750)
Expiration: 02/20/2026; Exercise Price: $97.00	(65,779,334)	(7,006)	(630,540)
TOTAL WRITTEN OPTIONS (Premiums received $1,492,080)			$(1,506,290)

Percentages are stated as a percent of net assets.
(a)	FLexible EXchange® Options.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

41

NEOS RUSSELL 2000® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 99.6%
Vanguard Russell 2000 ETF(a)	4,515,753	$449,407,739
TOTAL EXCHANGE TRADED FUNDS (Cost $422,221,968)		449,407,739
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
First American Treasury Obligations Fund - Class X, 3.68%(b)	2,656,957	2,656,957
TOTAL MONEY MARKET FUNDS (Cost $2,656,957)		2,656,957
TOTAL INVESTMENTS - 100.2% (Cost $424,878,925)		$452,064,696
Liabilities in Excess of Other Assets - (0.2)%		(1,054,944)
TOTAL NET ASSETS - 100.0%		$451,009,752

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

42

NEOS Russell 2000® High Income ETF
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Call Options - (0.9)%
Russell 2000® Index(a)(b)
Expiration: 02/20/2026; Exercise Price: $2,550.00	$(145,936,132)	(588)	$(2,384,340)
Expiration: 02/20/2026; Exercise Price: $2,590.00	(145,936,132)	(588)	(1,596,420)
TOTAL WRITTEN OPTIONS (Premiums received $3,786,304)			$(3,980,760)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

43

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc.(a)	3	$1,704
Boeing Co.(a)	235	51,023
General Dynamics Corp.	70	23,566
General Electric Co.	335	103,190
Howmet Aerospace, Inc.	132	27,063
L3Harris Technologies, Inc.	66	19,376
Lockheed Martin Corp.	66	31,922
Northrop Grumman Corp.	33	18,817
RTX Corp.	431	79,045
Textron, Inc.	66	5,753
TransDigm Group, Inc.	3	3,990
		365,449
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	33	5,305
Expeditors International of Washington, Inc.	33	4,917
FedEx Corp.	66	19,065
United Parcel Service, Inc. - Class B	264	26,186
		55,473
Automobile Components - 0.0%(b)
Aptiv PLC(a)	66	5,022
Automobiles - 2.4%
Ford Motor Co.	1,353	17,751
General Motors Co.	330	26,836
Tesla, Inc.(a)	871	391,706
		436,293
Banks - 3.8%
Bank of America Corp.	2,148	118,140
Citigroup, Inc.	559	65,230
Citizens Financial Group, Inc.	165	9,638
Fifth Third Bancorp	231	10,813
Huntington Bancshares, Inc.	495	8,588
JPMorgan Chase & Co.	858	276,465
KeyCorp	330	6,811
M&T Bank Corp.	48	9,671
PNC Financial Services Group, Inc.	132	27,552
Regions Financial Corp.	297	8,049
Truist Financial Corp.	462	22,735
US Bancorp	528	28,174
Wells Fargo & Co.	1,006	93,759
		685,625
Beverages - 1.1%
Brown-Forman Corp. - Class B	66	1,720
Coca-Cola Co.	1,256	87,807

The accompanying notes are an integral part of these financial statements.

44

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Beverages - 1.1% (Continued)
Constellation Brands, Inc. - Class A	66	$9,105
Keurig Dr. Pepper, Inc.	396	11,092
Molson Coors Beverage Co. - Class B	66	3,081
Monster Beverage Corp.(a)	231	17,711
PepsiCo, Inc.	431	61,857
		192,373
Biotechnology - 1.7%
AbbVie, Inc.	565	129,097
Amgen, Inc.	168	54,988
Biogen, Inc.(a)	66	11,615
Gilead Sciences, Inc.	391	47,991
Incyte Corp.(a)	66	6,519
Moderna, Inc.(a)	132	3,893
Regeneron Pharmaceuticals, Inc.	33	25,472
Vertex Pharmaceuticals, Inc.(a)	70	31,735
		311,310
Broadline Retail - 3.9%
Amazon.com, Inc.(a)	3,028	698,923
eBay, Inc.	165	14,371
		713,294
Building Products - 0.4%
A O Smith Corp. - Class A	33	2,207
Allegion PLC	33	5,254
Builders FirstSource, Inc.(a)	33	3,396
Carrier Global Corp.	264	13,950
Johnson Controls International PLC	191	22,872
Masco Corp.	66	4,188
Trane Technologies PLC	66	25,687
		77,554
Capital Markets - 3.3%
Ameriprise Financial, Inc.	33	16,181
Ares Management Corp. - Class A	55	8,890
Bank of New York Mellon Corp.	231	26,817
Blackrock, Inc.	35	37,462
Blackstone, Inc.	231	35,606
Cboe Global Markets, Inc.	33	8,283
Charles Schwab Corp.	536	53,552
CME Group, Inc. - Class A	103	28,127
Coinbase Global, Inc. - Class A(a)	34	7,689
Franklin Resources, Inc.	99	2,365
Goldman Sachs Group, Inc.	94	82,626
Interactive Brokers Group, Inc. - Class A	105	6,752
Intercontinental Exchange, Inc.	198	32,068
Invesco Ltd.	165	4,335

The accompanying notes are an integral part of these financial statements.

45

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Capital Markets - 3.3% (Continued)
KKR & Co., Inc.	231	$29,448
Moody’s Corp.	37	18,901
Morgan Stanley	377	66,929
MSCI, Inc.	5	2,869
Nasdaq, Inc.	132	12,821
Northern Trust Corp.	66	9,015
Raymond James Financial, Inc.	66	10,599
Robinhood Markets, Inc. - Class A(a)	179	20,245
S&P Global, Inc.	99	51,736
State Street Corp.	99	12,772
T. Rowe Price Group, Inc.	66	6,757
		592,845
Chemicals - 0.9%
Air Products and Chemicals, Inc.	66	16,303
Albemarle Corp.	33	4,668
CF Industries Holdings, Inc.	66	5,105
Corteva, Inc.	231	15,484
Dow, Inc.	231	5,401
DuPont de Nemours, Inc.	132	5,306
Ecolab, Inc.	70	18,376
International Flavors & Fragrances, Inc.	99	6,672
Linde PLC	137	58,415
LyondellBasell Industries NV - Class A	99	4,287
Mosaic Co.	99	2,385
PPG Industries, Inc.	66	6,762
Sherwin-Williams Co.	66	21,386
		170,550
Commercial Services & Supplies - 0.5%
Cintas Corp.	102	19,183
Copart, Inc.(a)	297	11,628
Republic Services, Inc.	66	13,987
Rollins, Inc.	99	5,942
Veralto Corp.	99	9,878
Waste Management, Inc.	132	29,002
		89,620
Communications Equipment - 0.8%
Arista Networks, Inc.(a)	332	43,502
Cisco Systems, Inc.	1,232	94,901
F5, Inc.(a)	4	1,021
Motorola Solutions, Inc.	37	14,183
		153,607
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	10	9,333
EMCOR Group, Inc.	6	3,671

The accompanying notes are an integral part of these financial statements.

46

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Construction & Engineering - 0.2% (Continued)
Quanta Services, Inc.	37	$15,616
		28,620
Construction Materials - 0.2%
CRH PLC	201	25,085
Martin Marietta Materials, Inc.	4	2,491
Vulcan Materials Co.	33	9,412
		36,988
Consumer Finance - 0.7%
American Express Co.	169	62,522
Capital One Financial Corp.	201	48,714
Synchrony Financial	132	11,013
		122,249
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	135	116,416
Dollar General Corp.	66	8,763
Dollar Tree, Inc.(a)	66	8,118
Kroger Co.	231	14,433
Sysco Corp.	165	12,159
Target Corp.	165	16,129
Walmart, Inc.	1,372	152,854
		328,872
Containers & Packaging - 0.2%
Amcor PLC	495	4,128
Avery Dennison Corp.	33	6,002
Ball Corp.	99	5,244
International Paper Co.	198	7,799
Packaging Corp. of America	33	6,806
Smurfit WestRock PLC	165	6,381
		36,360
Distributors - 0.0%(b)
Genuine Parts Co.	33	4,058
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	2,250	55,890
Verizon Communications, Inc.	1,359	55,352
		111,242
Electric Utilities - 1.6%
Alliant Energy Corp.	99	6,436
American Electric Power Co., Inc.	198	22,831
Constellation Energy Corp.	99	34,974
Duke Energy Corp.	264	30,943
Edison International	132	7,923
Entergy Corp.	132	12,201
Evergy, Inc.	66	4,784

The accompanying notes are an integral part of these financial statements.

47

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Electric Utilities - 1.6% (Continued)
Eversource Energy	132	$8,888
Exelon Corp.	330	14,385
FirstEnergy Corp.	165	7,387
NextEra Energy, Inc.	648	52,021
NRG Energy, Inc.	66	10,510
PG&E Corp.	759	12,197
Pinnacle West Capital Corp.	33	2,927
PPL Corp.	264	9,245
Southern Co.	363	31,654
Xcel Energy, Inc.	198	14,624
		283,930
Electrical Equipment - 0.8%
AMETEK, Inc.	66	13,551
Eaton Corp. PLC	132	42,043
Emerson Electric Co.	198	26,279
GE Vernova, Inc.	71	46,404
Generac Holdings, Inc.(a)	33	4,500
Hubbell, Inc.	4	1,776
Rockwell Automation, Inc.	33	12,839
		147,392
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. - Class A	396	53,515
CDW Corp.	33	4,495
Corning, Inc.	264	23,116
Jabil, Inc.	33	7,525
Keysight Technologies, Inc.(a)	66	13,411
TE Connectivity PLC	99	22,523
Zebra Technologies Corp. - Class A(a)	4	971
		125,556
Energy Equipment & Services - 0.2%
Baker Hughes Co.	330	15,028
Halliburton Co.	297	8,393
SLB Ltd.	462	17,732
		41,153
Entertainment - 1.4%
Electronic Arts, Inc.	66	13,486
Live Nation Entertainment, Inc.(a)	66	9,405
Netflix, Inc.(a)	1,320	123,763
Take-Two Interactive Software, Inc.(a)	66	16,898
TKO Group Holdings, Inc.	33	6,897
Walt Disney Co.	557	63,370
Warner Bros. Discovery, Inc.(a)	792	22,825
		256,644

The accompanying notes are an integral part of these financial statements.

48

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Financial Services - 4.0%
Apollo Global Management, Inc.	165	$23,885
Berkshire Hathaway, Inc. - Class B(a)	576	289,526
Block, Inc.(a)	167	10,870
Corpay, Inc.(a)	33	9,931
Fidelity National Information Services, Inc.	198	13,159
Fiserv, Inc.(a)	198	13,300
Global Payments, Inc.	99	7,663
Jack Henry & Associates, Inc.	33	6,022
Mastercard, Inc. - Class A	256	146,145
PayPal Holdings, Inc.	330	19,265
Visa, Inc. - Class A	534	187,279
		727,045
Food Products - 0.5%
Archer-Daniels-Midland Co.	165	9,486
Bunge Global SA	33	2,940
Conagra Brands, Inc.	165	2,856
General Mills, Inc.	198	9,207
Hershey Co.	66	12,011
Hormel Foods Corp.	99	2,346
J M Smucker Co.	33	3,228
Kraft Heinz Co.	297	7,202
Lamb Weston Holdings, Inc.	33	1,382
McCormick & Co., Inc.	99	6,743
Mondelez International, Inc. - Class A	429	23,093
The Campbell’s Co.	66	1,840
Tyson Foods, Inc. - Class A	99	5,803
		88,137
Gas Utilities - 0.1%
Atmos Energy Corp.	66	11,064
Ground Transportation - 0.9%
CSX Corp.	660	23,925
JB Hunt Transport Services, Inc.	33	6,413
Norfolk Southern Corp.	66	19,056
Old Dominion Freight Line, Inc.	66	10,349
Uber Technologies, Inc.(a)	666	54,419
Union Pacific Corp.	198	45,801
		159,963
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	550	68,910
Align Technology, Inc.(a)	33	5,153
Baxter International, Inc.	165	3,153
Becton Dickinson & Co.	99	19,213
Boston Scientific Corp.(a)	495	47,198
Cooper Cos., Inc.(a)	66	5,409

The accompanying notes are an integral part of these financial statements.

49

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Health Care Equipment & Supplies - 2.0% (Continued)
Dexcom, Inc.(a)	132	$8,761
Edwards Lifesciences Corp.(a)	198	16,880
GE HealthCare Technologies, Inc.	165	13,533
Hologic, Inc.(a)	66	4,916
IDEXX Laboratories, Inc.(a)	8	5,412
Insulet Corp.(a)	33	9,380
Intuitive Surgical, Inc.(a)	102	57,769
Medtronic PLC	429	41,210
ResMed, Inc.	36	8,671
Solventum Corp.(a)	33	2,615
STERIS PLC	33	8,366
Stryker Corp.	101	35,498
Zimmer Biomet Holdings, Inc.	66	5,935
		367,982
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	76	15,618
Cencora, Inc.	66	22,292
Centene Corp.(a)	165	6,790
Cigna Group	72	19,817
CVS Health Corp.	429	34,045
Elevance Health, Inc.	66	23,136
HCA Healthcare, Inc.	40	18,674
Henry Schein, Inc.(a)	33	2,494
Humana, Inc.	33	8,452
Labcorp Holdings, Inc.	33	8,279
McKesson Corp.	33	27,070
Molina Healthcare, Inc.(a)	4	694
Quest Diagnostics, Inc.	33	5,727
UnitedHealth Group, Inc.	286	94,411
Universal Health Services, Inc. - Class B	33	7,195
		294,694
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. - Class A(a)	132	17,915
Carnival Corp.(a)	363	11,086
Chipotle Mexican Grill, Inc.(a)	462	17,094
Darden Restaurants, Inc.	33	6,073
DoorDash, Inc. - Class A(a)	102	23,101
Expedia Group, Inc. - Class A	33	9,349
Hilton Worldwide Holdings, Inc.	69	19,820
Las Vegas Sands Corp.	132	8,592
Marriott International, Inc. - Class A	66	20,476
McDonald’s Corp.	231	70,601
MGM Resorts International(a)	66	2,408
Norwegian Cruise Line Holdings Ltd.(a)	165	3,683
Royal Caribbean Cruises Ltd.	69	19,245

The accompanying notes are an integral part of these financial statements.

50

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Hotels, Restaurants & Leisure - 1.5% (Continued)
Starbucks Corp.	396	$33,347
Wynn Resorts Ltd.	33	3,971
Yum! Brands, Inc.	99	14,977
		281,738
Household Durables - 0.2%
D.R. Horton, Inc.	99	14,259
Garmin Ltd.	38	7,708
Lennar Corp. - Class A	66	6,785
PulteGroup, Inc.	66	7,739
		36,491
Household Products - 0.8%
Church & Dwight Co., Inc.	99	8,301
Clorox Co.	33	3,328
Colgate-Palmolive Co.	264	20,861
Kimberly-Clark Corp.	99	9,988
Procter & Gamble Co.	736	105,476
		147,954
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	231	3,312
Vistra Corp.	99	15,972
		19,284
Industrial Conglomerates - 0.4%
3M Co.	169	27,057
Honeywell International, Inc.	201	39,213
		66,270
Insurance - 1.9%
Aflac, Inc.	165	18,195
Allstate Corp.	99	20,607
American International Group, Inc.	198	16,939
Aon PLC - Class A	66	23,290
Arch Capital Group Ltd.(a)	132	12,661
Arthur J Gallagher & Co.	70	18,115
Assurant, Inc.	16	3,854
Brown & Brown, Inc.	66	5,260
Chubb Ltd.	117	36,518
Cincinnati Financial Corp.	66	10,779
Globe Life, Inc.	33	4,615
Hartford Insurance Group, Inc.	99	13,642
Loews Corp.	66	6,950
Marsh & McLennan Cos., Inc.	165	30,611
MetLife, Inc.	198	15,630
Principal Financial Group, Inc.	66	5,822
Progressive Corp.	198	45,089
Prudential Financial, Inc.	132	14,900

The accompanying notes are an integral part of these financial statements.

51

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Insurance - 1.9% (Continued)
Travelers Cos., Inc.	66	$19,144
W.R. Berkley Corp.	99	6,942
Willis Towers Watson PLC	33	10,844
		340,407
Interactive Media & Services - 8.1%
Alphabet, Inc. - Class A	1,805	564,965
Alphabet, Inc. - Class C	1,449	454,696
Match Group, Inc.	99	3,197
Meta Platforms, Inc. - Class A	680	448,861
		1,471,719
IT Services - 1.0%
Accenture PLC - Class A	198	53,123
Akamai Technologies, Inc.(a)	66	5,759
Cognizant Technology Solutions Corp. - Class A	165	13,695
EPAM Systems, Inc.(a)	33	6,761
Gartner, Inc.(a)	33	8,325
GoDaddy, Inc. - Class A(a)	33	4,095
International Business Machines Corp.	300	88,863
VeriSign, Inc.	33	8,017
		188,638
Leisure Products - 0.0%(b)
Hasbro, Inc.	33	2,706
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	99	13,471
Bio-Techne Corp.	66	3,881
Charles River Laboratories International, Inc.(a)	33	6,583
Danaher Corp.	201	46,013
IQVIA Holdings, Inc.(a)	66	14,877
Revvity, Inc.	33	3,193
Thermo Fisher Scientific, Inc.	106	61,422
Waters Corp.(a)	4	1,519
West Pharmaceutical Services, Inc.	33	9,080
		160,039
Machinery - 1.6%
Caterpillar, Inc.	137	78,483
Cummins, Inc.	33	16,845
Deere & Co.	70	32,590
Dover Corp.	33	6,443
Fortive Corp.	132	7,288
IDEX Corp.	33	5,872
Illinois Tool Works, Inc.	84	20,689
Ingersoll Rand, Inc.	132	10,457
Nordson Corp.	17	4,087

The accompanying notes are an integral part of these financial statements.

52

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Machinery - 1.6% (Continued)
Otis Worldwide Corp.	132	$11,530
PACCAR, Inc.	165	18,069
Parker-Hannifin Corp.	33	29,006
Pentair PLC	66	6,873
Snap-on, Inc.	4	1,378
Stanley Black & Decker, Inc.	66	4,903
Westinghouse Air Brake Technologies Corp.	66	14,088
Xylem, Inc.	99	13,482
		282,083
Media - 0.4%
Charter Communications, Inc. - Class A(a)	33	6,889
Comcast Corp. - Class A	1,133	33,865
Fox Corp. - Class A	66	4,822
Fox Corp. - Class B	33	2,143
News Corp. - Class A	132	3,448
News Corp. - Class B	33	978
Omnicom Group, Inc.	111	8,963
Paramount Skydance Corp.	198	2,653
Trade Desk, Inc. - Class A(a)	105	3,986
		67,747
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	495	25,141
Newmont Corp.	348	34,748
Nucor Corp.	66	10,765
Steel Dynamics, Inc.	33	5,592
		76,246
Multi-Utilities - 0.6%
Ameren Corp.	99	9,886
CenterPoint Energy, Inc.	231	8,857
CMS Energy Corp.	99	6,923
Consolidated Edison, Inc.	132	13,110
Dominion Energy, Inc.	297	17,401
DTE Energy Co.	66	8,513
NiSource, Inc.	165	6,890
Public Service Enterprise Group, Inc.	165	13,249
Sempra	231	20,395
WEC Energy Group, Inc.	99	10,441
		115,665
Oil, Gas & Consumable Fuels - 2.7%
APA Corp.	132	3,229
Chevron Corp.	591	90,074
ConocoPhillips	386	36,133
Coterra Energy, Inc.	264	6,949
Devon Energy Corp.	231	8,462

The accompanying notes are an integral part of these financial statements.

53

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Oil, Gas & Consumable Fuels - 2.7% (Continued)
Diamondback Energy, Inc.	66	$9,922
EOG Resources, Inc.	198	20,792
EQT Corp.	198	10,613
Expand Energy Corp.	66	7,284
Exxon Mobil Corp.	1,343	161,617
Kinder Morgan, Inc.	660	18,143
Marathon Petroleum Corp.	99	16,100
Occidental Petroleum Corp.	231	9,499
ONEOK, Inc.	198	14,553
Phillips 66	132	17,033
Targa Resources Corp.	66	12,177
Valero Energy Corp.	99	16,116
Williams Cos., Inc.	429	25,787
		484,483
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	231	16,032
Southwest Airlines Co.	198	8,183
United Airlines Holdings, Inc.(a)	132	14,760
		38,975
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	66	6,911
Kenvue, Inc.	660	11,385
		18,296
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	693	37,381
Eli Lilly & Co.	237	254,699
Johnson & Johnson	749	155,006
Merck & Co., Inc.	789	83,050
Pfizer, Inc.	1,791	44,596
Viatris, Inc.	396	4,930
Zoetis, Inc.	165	20,760
		600,422
Professional Services - 0.5%
Automatic Data Processing, Inc.	132	33,954
Broadridge Financial Solutions, Inc.	33	7,365
Dayforce, Inc.(a)	66	4,565
Equifax, Inc.	33	7,160
Jacobs Solutions, Inc.	33	4,371
Leidos Holdings, Inc.	33	5,953
Paychex, Inc.	99	11,106
Verisk Analytics, Inc.	33	7,382
		81,856

The accompanying notes are an integral part of these financial statements.

54

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	99	$15,918
CoStar Group, Inc.(a)	132	8,876
		24,794
Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices, Inc.(a)	511	109,436
Analog Devices, Inc.	165	44,748
Applied Materials, Inc.	250	64,247
Broadcom, Inc.	1,465	507,036
First Solar, Inc.(a)	33	8,621
Intel Corp.(a)	1,367	50,442
KLA Corp.	33	40,098
Lam Research Corp.	400	68,472
Microchip Technology, Inc.	198	12,617
Micron Technology, Inc.	363	103,604
NVIDIA Corp.	7,607	1,418,705
NXP Semiconductors NV	70	15,194
ON Semiconductor Corp.(a)	132	7,148
Qnity Electronics, Inc.	66	5,389
QUALCOMM, Inc.	340	58,157
Skyworks Solutions, Inc.	66	4,185
Teradyne, Inc.	66	12,775
Texas Instruments, Inc.	299	51,874
		2,582,748
Software - 10.1%
Adobe, Inc.(a)	134	46,899
AppLovin Corp. - Class A(a)	67	45,146
Autodesk, Inc.(a)	66	19,537
Cadence Design Systems, Inc.(a)	73	22,818
Crowdstrike Holdings, Inc. - Class A(a)	70	32,813
Datadog, Inc. - Class A(a)	71	9,655
Fortinet, Inc.(a)	231	18,344
Gen Digital, Inc.	198	5,384
Intuit, Inc.	71	47,032
Microsoft Corp.	2,318	1,121,031
Oracle Corp.	530	103,302
Palantir Technologies, Inc. - Class A(a)	693	123,181
Palo Alto Networks, Inc.(a)	231	42,550
PTC, Inc.(a)	33	5,749
Roper Technologies, Inc.	33	14,689
Salesforce, Inc.	301	79,738
ServiceNow, Inc.(a)	330	50,553
Synopsys, Inc.(a)	39	18,319
Trimble, Inc.(a)	99	7,757
Workday, Inc. - Class A(a)	66	14,175
		1,828,672

The accompanying notes are an integral part of these financial statements.

55

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Specialty Retail - 1.5%
Best Buy Co., Inc.	66	$4,417
Carvana Co.(a)	40	16,881
Home Depot, Inc.	311	107,015
Lowe’s Cos., Inc.	170	40,997
O’Reilly Automotive, Inc.(a)	234	21,343
Ross Stores, Inc.	99	17,834
TJX Cos., Inc.	363	55,760
Tractor Supply Co.	198	9,902
Williams-Sonoma, Inc.	33	5,894
		280,043
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	4,627	1,257,896
Dell Technologies, Inc. - Class C	99	12,462
Hewlett Packard Enterprise Co.	462	11,097
HP, Inc.	330	7,353
NetApp, Inc.	66	7,068
Sandisk Corp.(a)	43	10,207
Seagate Technology Holdings PLC	66	18,176
Super Micro Computer, Inc.(a)	165	4,830
Western Digital Corp.	108	18,605
		1,347,694
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.(a)	66	6,842
Lululemon Athletica, Inc.(a)	33	6,858
NIKE, Inc. - Class B	396	25,229
Tapestry, Inc.	66	8,433
		47,362
Tobacco - 0.6%
Altria Group, Inc.	524	30,214
Philip Morris International, Inc.	498	79,879
		110,093
Trading Companies & Distributors - 0.1%
Fastenal Co.	396	15,891
United Rentals, Inc.	3	2,428
		18,319
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	66	8,613
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	165	33,502
TOTAL COMMON STOCKS (Cost $16,915,306)		17,783,823

The accompanying notes are an integral part of these financial statements.

56

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.8%
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	66	$3,230
Healthpeak Properties, Inc.	231	3,714
Ventas, Inc.	132	10,214
Welltower, Inc.	198	36,751
		53,909
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	231	4,096
Industrial REITs - 0.2%
Prologis, Inc.	294	37,532
Office REITs - 0.0%(b)
BXP, Inc.	66	4,454
Residential REITs - 0.2%
AvalonBay Communities, Inc.	33	5,983
Camden Property Trust	33	3,633
Equity Residential	132	8,321
Essex Property Trust, Inc.	33	8,636
Invitation Homes, Inc.	198	5,502
Mid-America Apartment Communities, Inc.	33	4,584
UDR, Inc.	99	3,631
		40,290
Retail REITs - 0.3%
Federal Realty Investment Trust	33	3,327
Kimco Realty Corp.	231	4,682
Realty Income Corp.	297	16,742
Regency Centers Corp.	66	4,556
Simon Property Group, Inc.	99	18,326
		47,633
Specialized REITs - 0.8%
American Tower Corp.	165	28,969
Crown Castle, Inc.	165	14,664
Digital Realty Trust, Inc.	99	15,316
Equinix, Inc.	33	25,283
Extra Space Storage, Inc.	66	8,595
Iron Mountain, Inc.	99	8,212
Public Storage	37	9,601
SBA Communications Corp.	33	6,383
VICI Properties, Inc.	363	10,208
Weyerhaeuser Co.	264	6,254
		133,485
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $330,064)		321,399

The accompanying notes are an integral part of these financial statements.

57

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.5%
Put Options - 0.5%
S&P 500® Index(c)(d)
Expiration: 02/20/2026; Exercise Price: $6,390.00	$17,798,300	26	$82,680
TOTAL PURCHASED OPTIONS (Cost $81,121)			82,680

	Shares
CONTINGENT VALUE RIGHTS - 0.0%
Sycamore Partners LLC, Exercise Price $0.00(a)(e)	84	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.68%(f)	73,788	73,788
Northern U.S. Government Select Money Market Fund, 3.48%(f)	169	169
TOTAL MONEY MARKET FUNDS (Cost $73,957)		73,957
TOTAL INVESTMENTS - 100.5% (Cost $17,400,448)		$18,261,859
Liabilities in Excess of Other Assets - (0.5)%		(87,357)
TOTAL NET ASSETS - 100.0%		$18,174,502

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

58

NEOS S&P 500® HEDGED EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.8)%
Call Options - (0.6)%
S&P 500® Index(a)(b)
Expiration: 02/20/2026; Exercise Price: $7,015.00	$(13,006,450)	(19)	$(114,000)
Put Options - (0.2)%
S&P 500® Index(a)(b)
Expiration: 02/20/2026; Exercise Price: $5,840.00	(17,798,300)	(26)	(25,740)
TOTAL WRITTEN OPTIONS (Premiums received $146,093)			$(139,740)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

59

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 2.1%
Axon Enterprise, Inc.(a)	971	$551,460
Boeing Co.(a)	78,515	17,047,177
General Dynamics Corp.	26,824	9,030,568
General Electric Co.	128,680	39,637,300
Howmet Aerospace, Inc.	52,772	10,819,316
Huntington Ingalls Industries, Inc.	548	186,358
L3Harris Technologies, Inc.	26,314	7,725,001
Lockheed Martin Corp.	26,743	12,934,787
Northrop Grumman Corp.	13,806	7,872,319
RTX Corp.	159,678	29,284,945
Textron, Inc.	26,404	2,301,637
TransDigm Group, Inc.	3,798	5,050,770
		142,441,638
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	964	154,973
Expeditors International of Washington, Inc.	13,856	2,064,682
FedEx Corp.	26,867	7,760,801
United Parcel Service, Inc. - Class B	98,393	9,759,602
		19,740,058
Automobile Components - 0.0%(b)
Aptiv PLC(a)	26,868	2,044,386
Automobiles - 2.4%
Ford Motor Co.	465,351	6,105,405
General Motors Co.	123,211	10,019,518
Tesla, Inc.(a)	334,191	150,292,377
		166,417,300
Banks - 3.8%
Bank of America Corp.	810,638	44,585,090
Citigroup, Inc.	219,062	25,562,345
Citizens Financial Group, Inc.	65,513	3,826,614
Fifth Third Bancorp	96,711	4,527,042
Huntington Bancshares, Inc.	213,946	3,711,963
JPMorgan Chase & Co.	322,934	104,055,794
KeyCorp	135,763	2,802,148
M&T Bank Corp.	13,915	2,803,594
PNC Financial Services Group, Inc.	52,774	11,015,517
Regions Financial Corp.	135,173	3,663,188
Truist Financial Corp.	152,419	7,500,539
US Bancorp	185,416	9,893,798
Wells Fargo & Co.	383,180	35,712,376
		259,660,008

The accompanying notes are an integral part of these financial statements.

60

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.4% (Continued)
Beverages - 1.0%
Brown-Forman Corp. - Class B	13,915	$362,625
Coca-Cola Co.	477,046	33,350,286
Constellation Brands, Inc. - Class A	13,914	1,919,575
Keurig Dr. Pepper, Inc.	135,970	3,808,520
Molson Coors Beverage Co. - Class B	13,915	649,552
Monster Beverage Corp.(a)	84,591	6,485,592
PepsiCo, Inc.	162,859	23,373,524
		69,949,674
Biotechnology - 1.7%
AbbVie, Inc.	209,216	47,803,764
Amgen, Inc.	66,587	21,794,591
Biogen, Inc.(a)	13,848	2,437,109
Gilead Sciences, Inc.	147,728	18,132,135
Incyte Corp.(a)	13,915	1,374,385
Moderna, Inc.(a)	39,819	1,174,262
Regeneron Pharmaceuticals, Inc.	13,312	10,275,133
Vertex Pharmaceuticals, Inc.(a)	31,627	14,338,417
		117,329,796
Broadline Retail - 3.9%
Amazon.com, Inc.(a)	1,149,467	265,319,973
eBay, Inc.	70,779	6,164,851
		271,484,824
Building Products - 0.4%
A O Smith Corp. - Class A	964	64,472
Allegion PLC	962	153,170
Builders FirstSource, Inc.(a)	13,551	1,394,263
Carrier Global Corp.	94,011	4,967,541
Johnson Controls International PLC	77,756	9,311,281
Lennox International, Inc.	1,708	829,371
Masco Corp.	26,792	1,700,220
Trane Technologies PLC	26,835	10,444,182
		28,864,500
Capital Markets - 3.3%
Ameriprise Financial, Inc.	13,242	6,493,082
Ares Management Corp. - Class A	20,575	3,325,537
Bank of New York Mellon Corp.	85,242	9,895,744
Blackrock, Inc.	13,774	14,742,863
Blackstone, Inc.	87,171	13,436,538
Cboe Global Markets, Inc.	13,294	3,336,794
Charles Schwab Corp.	197,828	19,764,995
CME Group, Inc. - Class A	46,010	12,564,411
Coinbase Global, Inc. - Class A(a)	20,010	4,525,061
FactSet Research Systems, Inc.	524	152,060
Franklin Resources, Inc.	39,252	937,730

The accompanying notes are an integral part of these financial statements.

61

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.4% (Continued)
Capital Markets - 3.3% (Continued)
Goldman Sachs Group, Inc.	34,780	$30,571,620
Interactive Brokers Group, Inc. - Class A	42,445	2,729,638
Intercontinental Exchange, Inc.	68,092	11,028,180
Invesco Ltd.	59,083	1,552,110
KKR & Co., Inc.	80,071	10,207,451
Moody’s Corp.	13,914	7,107,967
Morgan Stanley	145,694	25,865,056
MSCI, Inc.	962	551,928
Nasdaq, Inc.	44,606	4,332,581
Northern Trust Corp.	26,549	3,626,328
Raymond James Financial, Inc.	26,288	4,221,590
Robinhood Markets, Inc. - Class A(a)	86,647	9,799,776
S&P Global, Inc.	36,608	19,130,975
State Street Corp.	39,802	5,134,856
T. Rowe Price Group, Inc.	26,775	2,741,225
		227,776,096
Chemicals - 1.0%
Air Products and Chemicals, Inc.	26,765	6,611,490
Albemarle Corp.	13,454	1,902,934
CF Industries Holdings, Inc.	13,916	1,076,263
Corteva, Inc.	98,117	6,576,782
Dow, Inc.	98,089	2,293,321
DuPont de Nemours, Inc.	57,688	2,319,058
Ecolab, Inc.	26,867	7,053,125
International Flavors & Fragrances, Inc.	26,868	1,810,635
Linde PLC	56,661	24,159,684
LyondellBasell Industries NV - Class A	26,867	1,163,341
Mosaic Co.	40,060	965,045
PPG Industries, Inc.	26,867	2,752,793
Sherwin-Williams Co.	26,867	8,705,714
		67,390,185
Commercial Services & Supplies - 0.5%
Cintas Corp.	45,704	8,595,551
Copart, Inc.(a)	124,140	4,860,081
Republic Services, Inc.	26,509	5,618,052
Rollins, Inc.	26,867	1,612,557
Veralto Corp.	26,719	2,666,022
Waste Management, Inc.	43,688	9,598,691
		32,950,954
Communications Equipment - 0.8%
Arista Networks, Inc.(a)	107,468	14,081,532
Cisco Systems, Inc.	468,071	36,055,509
F5, Inc.(a)	823	210,079
Motorola Solutions, Inc.	13,915	5,333,898
		55,681,018

The accompanying notes are an integral part of these financial statements.

62

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.4% (Continued)
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	3,634	$3,391,576
EMCOR Group, Inc.	4,306	2,634,368
Quanta Services, Inc.	13,851	5,845,953
		11,871,897
Construction Materials - 0.2%
CRH PLC	75,861	9,467,453
Martin Marietta Materials, Inc.	852	530,506
Vulcan Materials Co.	13,680	3,901,810
		13,899,769
Consumer Finance - 0.7%
American Express Co.	63,538	23,505,883
Capital One Financial Corp.	75,436	18,282,669
Synchrony Financial	56,976	4,753,508
		46,542,060
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	52,853	45,577,256
Dollar General Corp.	26,727	3,548,544
Dollar Tree, Inc.(a)	26,578	3,269,360
Kroger Co.	92,043	5,750,847
Sysco Corp.	70,065	5,163,090
Target Corp.	65,454	6,398,128
Walmart, Inc.	521,632	58,115,021
		127,822,246
Containers & Packaging - 0.1%
Amcor PLC	213,890	1,783,843
Avery Dennison Corp.	961	174,787
Ball Corp.	39,821	2,109,318
International Paper Co.	44,690	1,760,339
Packaging Corp. of America	962	198,393
Smurfit WestRock PLC	26,824	1,037,284
		7,063,964
Distributors - 0.0%(b)
Genuine Parts Co.	13,785	1,695,004
Pool Corp.	531	121,466
		1,816,470
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	856,738	21,281,372
Verizon Communications, Inc.	504,276	20,539,161
		41,820,533
Electric Utilities - 1.6%
Alliant Energy Corp.	26,867	1,746,624
American Electric Power Co., Inc.	71,971	8,298,976
Constellation Energy Corp.	39,821	14,067,565

The accompanying notes are an integral part of these financial statements.

63

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.4% (Continued)
Electric Utilities - 1.6% (Continued)
Duke Energy Corp.	92,953	$10,895,021
Edison International	52,685	3,162,154
Entergy Corp.	53,235	4,920,511
Evergy, Inc.	26,867	1,947,589
Eversource Energy	45,838	3,086,273
Exelon Corp.	147,934	6,448,443
FirstEnergy Corp.	70,739	3,166,985
NextEra Energy, Inc.	254,853	20,459,599
NRG Energy, Inc.	26,810	4,269,224
PG&E Corp.	318,228	5,113,924
Pinnacle West Capital Corp.	963	85,418
PPL Corp.	104,810	3,670,446
Southern Co.	134,832	11,757,350
Xcel Energy, Inc.	78,311	5,784,050
		108,880,152
Electrical Equipment - 0.8%
AMETEK, Inc.	26,867	5,516,064
Eaton Corp. PLC	45,449	14,475,961
Emerson Electric Co.	66,748	8,858,794
GE Vernova, Inc.	31,530	20,607,062
Generac Holdings, Inc.(a)	848	115,642
Hubbell, Inc.	737	327,309
Rockwell Automation, Inc.	13,429	5,224,821
		55,125,653
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. - Class A	147,234	19,897,203
CDW Corp.	13,701	1,866,076
Corning, Inc.	92,733	8,119,702
Jabil, Inc.	13,606	3,102,440
Keysight Technologies, Inc.(a)	13,915	2,827,389
TE Connectivity PLC	39,783	9,051,030
Teledyne Technologies, Inc.(a)	649	331,464
Zebra Technologies Corp. - Class A(a)	704	170,945
		45,366,249
Energy Equipment & Services - 0.3%
Baker Hughes Co.	148,133	6,745,977
Halliburton Co.	124,111	3,507,377
SLB Ltd.	213,176	8,181,695
		18,435,049
Entertainment - 1.3%
Electronic Arts, Inc.	26,868	5,489,938
Live Nation Entertainment, Inc.(a)	13,795	1,965,788
Netflix, Inc.(a)	498,912	46,777,989
Take-Two Interactive Software, Inc.(a)	13,914	3,562,401

The accompanying notes are an integral part of these financial statements.

64

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.4% (Continued)
Entertainment - 1.3% (Continued)
TKO Group Holdings, Inc.	4,096	$856,064
Walt Disney Co.	214,626	24,418,000
Warner Bros. Discovery, Inc.(a)	331,140	9,543,455
		92,613,635
Financial Services - 3.9%
Apollo Global Management, Inc.	54,524	7,892,894
Berkshire Hathaway, Inc. - Class B(a)	218,973	110,066,778
Block, Inc.(a)	66,643	4,337,793
Corpay, Inc.(a)	961	289,194
Fidelity National Information Services, Inc.	83,114	5,523,756
Fiserv, Inc.(a)	68,151	4,577,703
Global Payments, Inc.	31,659	2,450,407
Jack Henry & Associates, Inc.	961	175,363
Mastercard, Inc. - Class A	98,704	56,348,140
PayPal Holdings, Inc.	120,401	7,029,010
Visa, Inc. - Class A	202,645	71,069,628
		269,760,666
Food Products - 0.4%
Archer-Daniels-Midland Co.	72,064	4,142,959
Bunge Global SA	13,858	1,234,471
Conagra Brands, Inc.	65,726	1,137,717
General Mills, Inc.	82,957	3,857,501
Hershey Co.	13,913	2,531,888
Hormel Foods Corp.	39,532	936,908
J M Smucker Co.	963	94,191
Kraft Heinz Co.	111,241	2,697,594
Lamb Weston Holdings, Inc.	13,844	579,925
McCormick & Co., Inc.	26,867	1,829,911
Mondelez International, Inc. - Class A	160,285	8,628,142
The Campbell’s Co.	13,916	387,839
Tyson Foods, Inc. - Class A	39,481	2,314,376
		30,373,422
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	13,906	2,331,063
Ground Transportation - 0.8%
CSX Corp.	223,143	8,088,934
JB Hunt Transport Services, Inc.	962	186,955
Norfolk Southern Corp.	26,822	7,744,048
Old Dominion Freight Line, Inc.	19,832	3,109,657
Uber Technologies, Inc.(a)	245,691	20,075,412
Union Pacific Corp.	71,568	16,555,110
		55,760,116

The accompanying notes are an integral part of these financial statements.

65

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.4% (Continued)
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	206,497	$25,872,009
Align Technology, Inc.(a)	961	150,060
Baxter International, Inc.	70,114	1,339,879
Becton Dickinson & Co.	39,547	7,674,886
Boston Scientific Corp.(a)	185,042	17,643,755
Cooper Cos., Inc.(a)	14,091	1,154,898
Dexcom, Inc.(a)	52,695	3,497,367
Edwards Lifesciences Corp.(a)	83,810	7,144,803
GE HealthCare Technologies, Inc.	52,772	4,328,359
Hologic, Inc.(a)	26,867	2,001,323
IDEXX Laboratories, Inc.(a)	1,148	776,656
Insulet Corp.(a)	961	273,155
Intuitive Surgical, Inc.(a)	42,548	24,097,485
Medtronic PLC	161,303	15,494,766
ResMed, Inc.	13,879	3,343,035
Solventum Corp.(a)	14,198	1,125,050
STERIS PLC	13,218	3,351,027
Stryker Corp.	44,072	15,489,986
Zimmer Biomet Holdings, Inc.	26,577	2,389,804
		137,148,303
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	26,867	5,521,169
Cencora, Inc.	13,914	4,699,454
Centene Corp.(a)	72,062	2,965,351
Cigna Group	31,087	8,556,075
CVS Health Corp.	152,971	12,139,779
DaVita, Inc.(a)	4	454
Elevance Health, Inc.	26,867	9,418,227
HCA Healthcare, Inc.	18,475	8,625,238
Henry Schein, Inc.(a)	964	72,859
Humana, Inc.	13,539	3,467,744
Labcorp Holdings, Inc.	962	241,347
McKesson Corp.	13,685	11,225,669
Molina Healthcare, Inc.(a)	799	138,658
Quest Diagnostics, Inc.	963	167,109
UnitedHealth Group, Inc.	108,130	35,694,794
Universal Health Services, Inc. - Class B	837	182,483
		103,116,410
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. - Class A(a)	58,757	7,974,500
Booking Holdings, Inc.	2,241	12,001,295
Carnival Corp.(a)	148,094	4,522,791
Chipotle Mexican Grill, Inc.(a)	78,294	2,896,878
Darden Restaurants, Inc.	13,506	2,485,374
Domino’s Pizza, Inc.	482	200,907

The accompanying notes are an integral part of these financial statements.

66

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.4% (Continued)
Hotels, Restaurants & Leisure - 1.7% (Continued)
DoorDash, Inc. - Class A(a)	40,891	$9,260,994
Expedia Group, Inc. - Class A	13,685	3,877,097
Hilton Worldwide Holdings, Inc.	31,608	9,079,398
Las Vegas Sands Corp.	39,822	2,592,014
Marriott International, Inc - Class A	27,101	8,407,814
McDonald’s Corp.	89,145	27,245,386
MGM Resorts International(a)	32,958	1,202,637
Norwegian Cruise Line Holdings Ltd.(a)	57,652	1,286,793
Royal Caribbean Cruises Ltd.	26,867	7,493,744
Starbucks Corp.	135,376	11,400,013
Wynn Resorts Ltd.	963	115,878
Yum! Brands, Inc.	39,237	5,935,773
		117,979,286
Household Durables - 0.2%
D.R. Horton, Inc.	39,696	5,717,415
Garmin Ltd.	13,914	2,822,455
Lennar Corp. - Class A	26,867	2,761,928
NVR, Inc.(a)	41	299,003
PulteGroup, Inc.	26,670	3,127,324
		14,728,125
Household Products - 0.8%
Church & Dwight Co., Inc.	26,867	2,252,798
Clorox Co.	13,557	1,366,952
Colgate-Palmolive Co.	96,245	7,605,280
Kimberly-Clark Corp.	39,822	4,017,642
Procter & Gamble Co.	279,656	40,077,501
		55,320,173
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	96,062	1,377,529
Vistra Corp.	41,625	6,715,361
		8,092,890
Industrial Conglomerates - 0.4%
3M Co.	61,887	9,908,109
Honeywell International, Inc.	78,982	15,408,598
		25,316,707
Insurance - 1.7%
Aflac, Inc.	56,956	6,280,538
Allstate Corp.	26,867	5,592,366
American International Group, Inc.	79,954	6,840,065
Aon PLC - Class A	26,464	9,338,616
Arch Capital Group Ltd.(a)	52,366	5,022,947
Arthur J Gallagher & Co.	26,673	6,902,706
Assurant, Inc.	723	174,135
Brown & Brown, Inc.	26,867	2,141,300

The accompanying notes are an integral part of these financial statements.

67

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.4% (Continued)
Insurance - 1.7% (Continued)
Chubb Ltd.	43,574	$13,600,317
Cincinnati Financial Corp.	13,914	2,272,434
Erie Indemnity Co. - Class A	1,100	315,315
Everest Group Ltd.	598	202,931
Globe Life, Inc.	962	134,545
Hartford Insurance Group, Inc.	39,698	5,470,384
Loews Corp.	13,916	1,465,494
Marsh & McLennan Cos., Inc.	57,949	10,750,698
MetLife, Inc.	65,736	5,189,200
Principal Financial Group, Inc.	26,729	2,357,765
Progressive Corp.	70,598	16,076,577
Prudential Financial, Inc.	46,026	5,195,415
Travelers Cos., Inc.	26,847	7,787,241
W.R. Berkley Corp.	39,756	2,787,691
Willis Towers Watson PLC	13,272	4,361,179
		120,259,859
Interactive Media & Services - 8.1%
Alphabet, Inc. - Class A	687,316	215,129,908
Alphabet, Inc. - Class C	552,239	173,292,598
Match Group, Inc.	32,932	1,063,374
Meta Platforms, Inc. - Class A	258,559	170,672,211
		560,158,091
IT Services - 0.9%
Accenture PLC - Class A	73,994	19,852,590
Akamai Technologies, Inc.(a)	13,914	1,213,996
Cognizant Technology Solutions Corp. - Class A	70,023	5,811,909
EPAM Systems, Inc.(a)	795	162,880
Gartner, Inc.(a)	961	242,441
GoDaddy, Inc. - Class A(a)	14,783	1,834,275
International Business Machines Corp.	110,343	32,684,700
VeriSign, Inc.	962	233,718
		62,036,509
Leisure Products - 0.0%(b)
Hasbro, Inc.	13,649	1,119,218
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	39,576	5,385,106
Bio-Techne Corp.	13,914	818,282
Charles River Laboratories International, Inc.(a)	705	140,634
Danaher Corp.	79,005	18,085,825
IQVIA Holdings, Inc.(a)	25,847	5,826,172
Mettler-Toledo International, Inc.(a)	300	418,257
Revvity, Inc.	964	93,267
Thermo Fisher Scientific, Inc.	44,676	25,887,508

The accompanying notes are an integral part of these financial statements.

68

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.4% (Continued)
Life Sciences Tools & Services - 0.8% (Continued)
Waters Corp.(a)	816	$309,941
West Pharmaceutical Services, Inc.	961	264,410
		57,229,402
Machinery - 1.5%
Caterpillar, Inc.	56,501	32,367,728
Cummins, Inc.	13,804	7,046,252
Deere & Co.	29,420	13,697,070
Dover Corp.	13,780	2,690,407
Fortive Corp.	45,863	2,532,096
IDEX Corp.	961	171,000
Illinois Tool Works, Inc.	31,209	7,686,777
Ingersoll Rand, Inc.	52,774	4,180,756
Nordson Corp.	748	179,842
Otis Worldwide Corp.	52,774	4,609,809
PACCAR, Inc.	71,928	7,876,835
Parker-Hannifin Corp.	13,620	11,971,435
Pentair PLC	13,914	1,449,004
Snap-on, Inc.	728	250,869
Stanley Black & Decker, Inc.	13,914	1,033,532
Westinghouse Air Brake Technologies Corp.	13,915	2,970,157
Xylem, Inc.	27,018	3,679,311
		104,392,880
Media - 0.4%
Charter Communications, Inc. - Class A(a)	13,240	2,763,850
Comcast Corp. - Class A	440,101	13,154,619
Fox Corp. - Class A	27,108	1,980,782
Fox Corp. - Class B	13,668	887,463
News Corp. - Class A	52,631	1,374,722
News Corp. - Class B	964	28,563
Omnicom Group, Inc.	31,616	2,552,992
Paramount Skydance Corp.	65,946	883,676
Trade Desk, Inc. - Class A(a)	45,072	1,710,933
		25,337,600
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	171,518	8,711,399
Newmont Corp.	131,728	13,153,041
Nucor Corp.	27,085	4,417,834
Steel Dynamics, Inc.	13,921	2,358,914
		28,641,188
Multi-Utilities - 0.6%
Ameren Corp.	26,868	2,683,038
CenterPoint Energy, Inc.	85,290	3,270,019
CMS Energy Corp.	39,573	2,767,340
Consolidated Edison, Inc.	44,691	4,438,710

The accompanying notes are an integral part of these financial statements.

69

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.4% (Continued)
Multi-Utilities - 0.6% (Continued)
Dominion Energy, Inc.	122,098	$7,153,722
DTE Energy Co.	26,552	3,424,677
NiSource, Inc.	52,774	2,203,842
Public Service Enterprise Group, Inc.	69,983	5,619,635
Sempra	85,288	7,530,077
WEC Energy Group, Inc.	39,821	4,199,523
		43,290,583
Oil, Gas & Consumable Fuels - 2.7%
APA Corp.	39,792	973,312
Chevron Corp.	229,187	34,930,391
ConocoPhillips	159,840	14,962,622
Coterra Energy, Inc.	109,029	2,869,643
Devon Energy Corp.	91,425	3,348,898
Diamondback Energy, Inc.	13,915	2,091,842
EOG Resources, Inc.	63,985	6,719,065
EQT Corp.	52,771	2,828,526
Expand Energy Corp.	27,703	3,057,303
Exxon Mobil Corp.	509,722	61,339,945
Kinder Morgan, Inc.	233,391	6,415,919
Marathon Petroleum Corp.	34,169	5,556,904
Occidental Petroleum Corp.	92,060	3,785,507
ONEOK, Inc.	83,037	6,103,220
Phillips 66	47,566	6,137,917
Targa Resources Corp.	26,779	4,940,726
Texas Pacific Land Corp.	2,787	800,482
Valero Energy Corp.	44,619	7,263,527
Williams Cos., Inc.	146,077	8,780,688
		182,906,437
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	91,427	6,345,034
Southwest Airlines Co.	83,662	3,457,750
United Airlines Holdings, Inc.(a)	40,058	4,479,286
		14,282,070
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	26,867	2,813,512
Kenvue, Inc.	253,257	4,368,684
		7,182,196
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	250,296	13,500,966
Eli Lilly & Co.	94,751	101,827,005
Johnson & Johnson	288,447	59,694,107
Merck & Co., Inc.	297,501	31,314,955
Pfizer, Inc.	722,062	17,979,344

The accompanying notes are an integral part of these financial statements.

70

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.4% (Continued)
Pharmaceuticals - 3.4% (Continued)
Viatris, Inc.	174,945	$2,178,065
Zoetis, Inc.	52,920	6,658,394
		233,152,836
Professional Services - 0.5%
Automatic Data Processing, Inc.	53,064	13,649,653
Broadridge Financial Solutions, Inc.	13,474	3,006,992
Dayforce, Inc.(a)	13,914	962,292
Equifax, Inc.	13,549	2,939,862
Jacobs Solutions, Inc.	13,589	1,799,999
Leidos Holdings, Inc.	13,749	2,480,320
Paychex, Inc.	39,822	4,467,232
Paycom Software, Inc.	674	107,409
Verisk Analytics, Inc.	13,847	3,097,435
		32,511,194
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	39,732	6,388,508
CoStar Group, Inc.(a)	52,774	3,548,524
		9,937,032
Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices, Inc.(a)	193,442	41,427,539
Analog Devices, Inc.	58,589	15,889,337
Applied Materials, Inc.	99,142	25,478,502
Broadcom, Inc.	557,976	193,115,494
First Solar, Inc.(a)	13,326	3,481,151
Intel Corp.(a)	532,074	19,633,531
KLA Corp.	13,723	16,674,543
Lam Research Corp.	145,706	24,941,953
Microchip Technology, Inc.	72,194	4,600,202
Micron Technology, Inc.	136,499	38,958,179
Monolithic Power Systems, Inc.	657	595,478
NVIDIA Corp.	2,885,408	538,128,592
NXP Semiconductors NV	31,617	6,862,786
ON Semiconductor Corp.(a)	57,694	3,124,130
Qnity Electronics, Inc.	28,844	2,355,113
QUALCOMM, Inc.	126,789	21,687,258
Skyworks Solutions, Inc.	13,914	882,287
Teradyne, Inc.	13,914	2,693,194
Texas Instruments, Inc.	110,731	19,210,721
		979,739,990
Software - 10.2%
Adobe, Inc.(a)	49,461	17,310,855
AppLovin Corp. - Class A(a)	30,170	20,329,149
Autodesk, Inc.(a)	26,647	7,887,779
Cadence Design Systems, Inc.(a)	32,962	10,303,262

The accompanying notes are an integral part of these financial statements.

71

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.4% (Continued)
Software - 10.2% (Continued)
Crowdstrike Holdings, Inc. - Class A(a)	27,133	$12,718,865
Datadog, Inc. - Class A(a)	32,461	4,414,371
Fair Isaac Corp.(a)	341	576,502
Fortinet, Inc.(a)	90,830	7,212,810
Gen Digital, Inc.	78,868	2,144,421
Intuit, Inc.	31,848	21,096,752
Microsoft Corp.	882,647	426,865,742
Oracle Corp.	199,586	38,901,307
Palantir Technologies, Inc. - Class A(a)	275,360	48,945,240
Palo Alto Networks, Inc.(a)	79,706	14,681,845
PTC, Inc.(a)	13,488	2,349,745
Roper Technologies, Inc.	13,321	5,929,577
Salesforce, Inc.	113,585	30,089,802
ServiceNow, Inc.(a)	122,885	18,824,753
Synopsys, Inc.(a)	16,138	7,580,341
Trimble, Inc.(a)	31,002	2,429,007
Tyler Technologies, Inc.(a)	580	263,291
Workday, Inc. - Class A(a)	26,334	5,656,017
		706,511,433
Specialty Retail - 1.6%
AutoZone, Inc.(a)	1,137	3,856,135
Best Buy Co., Inc.	13,916	931,398
Carvana Co.(a)	14,968	6,316,795
Home Depot, Inc.	122,142	42,029,062
Lowe’s Cos., Inc.	68,282	16,466,887
O’Reilly Automotive, Inc.(a)	96,241	8,778,142
Ross Stores, Inc.	39,822	7,173,535
TJX Cos., Inc.	136,773	21,009,700
Tractor Supply Co.	66,654	3,333,367
Ulta Beauty, Inc.(a)	678	410,197
Williams-Sonoma, Inc.	14,176	2,531,692
		112,836,910
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	1,757,471	477,786,066
Dell Technologies, Inc. - Class C	30,983	3,900,140
Hewlett Packard Enterprise Co.	187,897	4,513,286
HP, Inc.	123,982	2,762,319
NetApp, Inc.	26,578	2,846,238
Sandisk Corp.(a)	16,131	3,829,177
Seagate Technology Holdings PLC	13,916	3,832,327
Super Micro Computer, Inc.(a)	28,063	821,404
Western Digital Corp.	40,007	6,892,006
		507,182,963

The accompanying notes are an integral part of these financial statements.

72

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - 97.4% (Continued)
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.(a)	2,988	$309,766
Lululemon Athletica, Inc.(a)	13,434	2,791,720
NIKE, Inc. - Class B	145,443	9,266,173
Ralph Lauren Corp. - Class A	3	1,061
Tapestry, Inc.	26,855	3,431,263
		15,799,983
Tobacco - 0.6%
Altria Group, Inc.	211,049	12,169,085
Philip Morris International, Inc.	186,084	29,847,874
		42,016,959
Trading Companies & Distributors - 0.2%
Fastenal Co.	157,962	6,339,015
United Rentals, Inc.	4,440	3,593,381
W.W. Grainger, Inc.	608	613,502
		10,545,898
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	13,915	1,815,908
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	57,178	11,609,421
TOTAL COMMON STOCKS (Cost $5,727,895,074)		6,723,411,835
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.7%
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	13,914	680,951
Healthpeak Properties, Inc.	77,829	1,251,490
Ventas, Inc.	52,774	4,083,652
Welltower, Inc.	78,551	14,579,851
		20,595,944
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	98,096	1,739,242
Industrial REITs - 0.2%
Prologis, Inc.	109,989	14,041,196
Office REITs - 0.0%(b)
BXP, Inc.	13,835	933,586
Residential REITs - 0.2%
AvalonBay Communities, Inc.	13,803	2,502,622
Camden Property Trust	963	106,007
Equity Residential	44,685	2,816,942
Essex Property Trust, Inc.	884	231,325
Invitation Homes, Inc.	79,002	2,195,466

The accompanying notes are an integral part of these financial statements.

73

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.7% (Continued)
Residential REITs - 0.2% (Continued)
Mid-America Apartment Communities, Inc.	13,456	$1,869,173
UDR, Inc.	39,709	1,456,526
		11,178,061
Retail REITs - 0.2%
Federal Realty Investment Trust	961	96,869
Kimco Realty Corp.	85,111	1,725,200
Realty Income Corp.	85,290	4,807,797
Regency Centers Corp.	13,914	960,484
Simon Property Group, Inc.	39,821	7,371,265
		14,961,615
Specialized REITs - 0.8%
American Tower Corp.	55,672	9,774,333
Crown Castle, Inc.	57,747	5,131,976
Digital Realty Trust, Inc.	39,709	6,143,379
Equinix, Inc.	12,962	9,930,966
Extra Space Storage, Inc.	26,612	3,465,415
Iron Mountain, Inc.	39,557	3,281,253
Public Storage	13,914	3,610,683
SBA Communications Corp.	13,331	2,578,615
VICI Properties, Inc.	148,922	4,187,687
Weyerhaeuser Co.	103,936	2,462,244
		50,566,551
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $114,509,600)		114,016,195
CONTINGENT VALUE RIGHTS - 0.0%
Abiomed, Inc., Exercise Price $0.00(a)(c)	2	0
Sycamore Partners LLC, Exercise Price $0.00(a)(c)	74,328	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%
First American Treasury Obligations Fund - Class X, 3.68%(d)	66,709,798	66,709,798
TOTAL MONEY MARKET FUNDS (Cost $66,709,798)		66,709,798
TOTAL INVESTMENTS - 100.1% (Cost $5,909,114,472)		$6,904,137,828
Liabilities in Excess of Other Assets - (0.1)%		(4,797,658)
TOTAL NET ASSETS - 100.0%		$6,899,340,170

The accompanying notes are an integral part of these financial statements.

74

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

75

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%
Call Options - (0.6)%
S&P 500® Index(a)(b)
Expiration: 02/20/2026; Exercise Price: $6,985.00	$(2,563,639,750)	(3,745)	$(27,057,625)
Expiration: 02/20/2026; Exercise Price: $7,055.00	(2,563,639,750)	(3,745)	(17,227,000)
TOTAL WRITTEN OPTIONS (Premiums received $46,242,214)			$(44,284,625)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

76

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	NEOS Bitcoin High Income ETF (Consolidated)	NEOS Enhanced Income 1-3 Month T-Bill ETF	NEOS Enhanced Income 20+ Year Treasury Bond ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Credit Select ETF
ASSETS:
Investments, at value	$1,073,614,403	$806,312,517	$9,513,271	$131,733,143	$196,782,203
Cash	519,435	—	—	—	—
Dividends receivable	81,325	40,846	247	3,310	32,576
Interest receivable	—	—	166,596	—	—
Receivable for investments sold	288,801,403	396,670	6,577	103,587	155,948
Receivable for fund shares sold	—	—	921,570	475,186	2,513,750
Deposit at broker for option contracts	—	—	—	174	—
Total assets	1,363,016,566	806,750,033	10,608,261	132,315,400	199,484,477
LIABILITIES:
Written option contracts, at value	79,826,000	393,352	6,640	104,580	157,700
Payable for investments purchased	294,825,165	275,098	921,446	534,502	2,467,414
Payable to Adviser	760,127	247,784	4,235	58,347	96,272
Total liabilities	375,411,292	916,234	932,321	697,429	2,721,386
NET ASSETS	$987,605,274	$805,833,799	$9,675,940	$131,617,971	$196,763,091
Net Assets Consists of:
Paid-in capital	$1,183,569,141	$805,666,059	$9,924,697	$130,880,217	$200,388,185
Total distributable earnings/ (accumulated losses)	(195,963,867)	167,740	(248,757)	737,754	(3,625,094)
Total net assets	$987,605,274	$805,833,799	$9,675,940	$131,617,971	$196,763,091
Net assets	$987,605,274	$805,833,799	$9,675,940	$131,617,971	$196,763,091
Shares issued and outstanding(a)	22,460,000	16,210,000	210,000	2,770,000	3,913,997
Net asset value per share	$43.97	$49.71	$46.08	$47.52	$50.27
Cost:
Investments, at cost	$1,109,170,337	$806,132,887	$9,759,747	$131,009,032	$195,904,113
Proceeds:
Written options premium received	$79,131,621	$360,020	$6,069	$95,588	$144,141

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

77

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	NEOS Ethereum High Income ETF (Consolidated)	NEOS Gold High Income ETF (Consolidated)	NEOS Long/Short Equity Income ETF	NEOS MLP & Energy Infrastructure High Income ETF	NEOS MSCI EAFE High Income ETF
ASSETS:
Investments, at value	$12,365,374	$267,466,237	$7,568,434	$33,944,495	$45,471,077
Cash	—	—	—	—	11,235
Dividends receivable	515	8,632	3,967	7,309	1,176
Receivable for investments sold	1,946,179	33,587,358	3,288	90,449	279,171
Receivable for fund shares sold	2,451,760	—	—	10,037,249	—
Dividend tax reclaims receivable	—	—	—	2,264	—
Deposit at broker for securities sold short	—	—	927,089	—	—
Deposit at broker for option contracts	—	438	—	83,468	—
Total assets	16,763,828	301,062,665	8,502,778	44,165,234	45,762,659
LIABILITIES:
Securities sold short, at value	—	—	2,865,403	—	—
Written option contracts, at value	1,660,181	11,006,937	3,320	94,820	270,480
Payable for investments purchased	2,373,672	13,571,754	1,992	10,077,418	419,822
Payable to Adviser	4,363	160,900	1,708	1,297	16,470
Payable for dividends on securities sold short	—	—	4,839	—	—
Total liabilities	4,038,216	24,739,591	2,877,262	10,173,535	706,772
NET ASSETS	$12,725,612	$276,323,074	$5,625,516	$33,991,699	$45,055,887
Net Assets Consists of:
Paid-in capital	$12,724,042	$261,745,628	$5,584,796	$33,990,158	$44,769,210
Total distributable earnings/ (accumulated losses)	1,570	14,577,446	40,720	1,541	286,677
Total net assets	$12,725,612	$276,323,074	$5,625,516	$33,991,699	$45,055,887
Net assets	$12,725,612	$276,323,074	$5,625,516	$33,991,699	$45,055,887
Shares issued and outstanding(a)	260,000	4,950,000	110,000	680,000	890,000
Net asset value per share	$48.94	$55.82	$51.14	$49.99	$50.62
Cost:
Investments, at cost	$12,385,158	$260,011,849	$7,535,163	$33,931,968	$45,146,908
Proceeds:
Securities sold short	$—	$—	$2,872,902	$—	$—
Written options premium received	$1,660,790	$10,997,746	$3,035	$90,449	$279,171

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

78

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	NEOS Nasdaq-100® Hedged Equity Income ETF	NEOS Nasdaq-100® High Income ETF	NEOS Real Estate High Income ETF	NEOS Russell 2000® High Income ETF	NEOS S&P 500® Hedged Equity Income ETF
ASSETS:
Investments, at value	$355,349,793	$7,444,752,139	$176,373,553	$452,064,696	$18,261,859
Dividends receivable	110,996	2,188,967	680,982	10,341	9,904
Receivable for investments sold	6,482,854	65,346,874	1,492,081	5,240,589	155,479
Receivable for fund shares sold	—	18,842,005	—	—	—
Dividend tax reclaims receivable	—	9,111	—	—	107
Total assets	361,943,643	7,531,139,096	178,546,616	457,315,626	18,427,349
LIABILITIES:
Written option contracts, at value	5,545,885	63,639,940	1,506,290	3,980,760	139,740
Payable for investments purchased	4,380,018	25,700,151	83,115	647,247	102,568
Payable to Adviser	203,953	4,062,557	95,136	217,737	10,539
Payable for capital shares redeemed	—	—	—	1,460,130	—
Due to broker	—	—	14	—	—
Total liabilities	10,129,856	93,402,648	1,684,555	6,305,874	252,847
NET ASSETS	$351,813,787	$7,437,736,448	$176,862,061	$451,009,752	$18,174,502
Net Assets Consists of:
Paid-in capital	$416,890,044	$6,912,609,449	$179,878,211	$425,333,996	$17,455,867
Total distributable earnings/(accumulated losses)	(65,076,257)	525,126,999	(3,016,150)	25,675,756	718,635
Total net assets	$351,813,787	$7,437,736,448	$176,862,061	$451,009,752	$18,174,502
Net assets	$351,813,787	$7,437,736,448	$176,862,061	$451,009,752	$18,174,502
Shares issued and outstanding(a)	6,494,981	138,140,000	3,640,000	9,270,000	330,000
Net asset value per share	$54.17	$53.84	$48.59	$48.65	$55.07
Cost:
Investments, at cost	$215,323,091	$6,828,514,838	$179,017,516	$424,878,925	$17,400,448
Proceeds:
Written options premium received	$5,612,679	$65,346,874	$1,492,080	$3,786,304	$146,093

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

79

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

NEOS S&P 500® High Income ETF
ASSETS:
Investments, at value	$6,904,137,828
Dividends receivable	3,618,921
Receivable for investments sold	46,242,215
Receivable for fund shares sold	18,892,476
Dividend tax reclaims receivable	38,979
Total assets	6,972,930,419
LIABILITIES:
Written option contracts, at value	44,284,625
Payable for investments purchased	25,510,299
Payable to Adviser	3,795,325
Total liabilities	73,590,249
NET ASSETS	$6,899,340,170
Net Assets Consists of:
Paid-in capital	$6,061,295,439
Total distributable earnings	838,044,731
Total net assets	$6,899,340,170
Net assets	$6,899,340,170
Shares issued and outstanding(a)	131,440,000
Net asset value per share	$52.49
Cost:
Investments, at cost	$5,909,114,472
Proceeds:
Written options premium received	$46,242,214

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

80

STATEMENTS OF OPERATIONS

	NEOS Bitcoin High Income ETF (Consolidated) for the Period Ended December 31, 2025(a)	NEOS Bitcoin High Income ETF (Consolidated) for the Period Ended 10/17/24 to 5/31/25	NEOS Enhanced Income 1-3 Month T-Bill ETF for the Period Ended December 31, 2025(a)	NEOS Enhanced Income 1-3 Month T-Bill ETF for the Year Ended 5/31/25	NEOS Enhanced Income 20+ Year Treasury Bond ETF for the Period Ended December 31, 2025(a)	NEOS Enhanced Income 20+ Year Treasury Bond ETF for the Period Ended 12/11/24 to 5/31/25
INVESTMENT INCOME:
Dividend income	$790,325	$—	$354,332	$—	$1,611	$—
Interest income	12,182,039	1,867,475	14,982,134	23,544,747	146,664	39,383
Total investment income	12,972,364	1,867,475	15,336,466	23,544,747	148,275	39,383
EXPENSES:
Investment advisory fee	3,770,737	530,609	1,416,744	1,890,743	18,177	4,839
Total expenses	3,770,737	530,609	1,416,744	1,890,743	18,177	4,839
Expense waiver	—	—	—	—	—	—
Net expenses	3,770,737	530,609	1,416,744	1,890,743	18,177	4,839
Net investment income	9,201,627	1,336,866	13,919,722	21,654,004	130,098	34,544
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(92,632,136)	(1,497,201)	(6,738,473)	(9,850,226)	(64,493)	(23,372)
In-kind redemptions	—	—	—	1,178	—	—
Written option contracts expired or closed	(20,745,912)	2,792,097	11,349,904	14,058,761	119,156	23,600
Net realized gain (loss)	(113,378,048)	1,294,896	4,611,431	4,209,713	54,663	228
Net change in unrealized appreciation (depreciation) on:
Investments	(46,646,293)	11,090,359	169,005	(52,560)	(91,300)	(155,176)
Written option contracts	(9,316,586)	8,622,207	(138,720)	(30,022)	(1,253)	682
Net change in unrealized appreciation (depreciation)	(55,962,879)	19,712,566	30,285	(82,582)	(92,553)	(154,494)
Net realized and unrealized gain (loss)	(169,340,927)	21,007,462	4,641,716	4,127,131	(37,890)	(154,266)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(160,139,300)	$ 22,344,328	$ 18,561,438	$ 25,781,135	$92,208	$(119,722)

(a)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

81

STATEMENTS OF OPERATIONS(Continued)

	NEOS Enhanced Income Aggregate Bond ETF for the Period Ended December 31, 2025(a)	NEOS Enhanced Income Aggregate Bond ETF for the Year Ended 5/31/25	NEOS Enhanced Income Credit Select ETF for the Period Ended December 31, 2025(a)	NEOS Enhanced Income Credit Select ETF for the Period 9/1/24 to 5/31/25(b)
INVESTMENT INCOME:
Dividend income	$2,789,916	$1,831,888	$6,949,981	$5,933,188
Interest income	—	13,296	85,703	1,019,562
Total investment income	2,789,916	1,845,184	7,035,684	6,952,750
EXPENSES:
Investment advisory fee	360,573	293,158	590,648	662,877
Distribution fees	—	—	—	203
Fund administration and accounting fees	—	—	—	14,947
Transfer agent fees	—	—	—	1,500
Custodian fees	—	—	—	790
Legal fees	—	—	—	7,455
Audit and tax services fees	—	—	—	19,400
Shareholder reporting fees	—	—	—	3,916
Trustees’ fees	—	—	—	5,026
Registration and filing fees	—	—	—	7,780
Other expenses	—	—	—	31,788
Total expenses	360,573	293,158	590,648	755,682
Expense waiver	(19,903)	(15,091)	(32,680)	(59,991)
Net expenses	340,670	278,067	557,968	695,691
Net investment income	2,449,246	1,567,117	6,477,716	6,257,059
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,380,358)	(1,501,847)	(1,444,083)	(5,116,743)
In-kind redemptions	—	16,036	117,915	44,889
Written option contracts expired or closed	2,644,844	1,800,018	3,912,394	3,189,903
Net realized gain (loss)	1,264,486	314,207	2,586,226	(1,881,951)
Net change in unrealized appreciation (depreciation) on:
Investments	1,637,766	(756,513)	(365,938)	(2,071,109)
Written option contracts	(41,744)	27,737	(66,781)	53,222
Net change in unrealized appreciation (depreciation)	1,596,022	(728,776)	(432,719)	(2,017,887)
Net realized and unrealized gain(loss)	2,860,508	(414,569)	2,153,507	(3,899,838)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,309,754	$1,152,548	$8,631,223	$2,357,221

(a)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
(b)
The Fund acquired all the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of WST Investment Trust, (the “Predecessor Fund”) in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund inclusive of expense limitations. The Fund had a change in fiscal year end from August 31 to May 31 as a result of the reorganization (see Note 11).

The accompanying notes are an integral part of these financial statements.

82

STATEMENTS OF OPERATIONS(Continued)

	NEOS Ethereum High Income ETF (Consolidated) for the Period Ended December 31, 2025(a)	NEOS Gold High Income ETF (Consolidated) for the Period Ended December 31, 2025(b)	NEOS Long/Short Equity Income ETF for the Period Ended December 31, 2025(c)	NEOS MLP & Energy Infrastructure High Income ETF for the Period Ended December 31, 2025(d)	NEOS MSCI EAFE High Income ETF for the Period Ended December 31, 2025(e)
INVESTMENT INCOME:
Dividend income	$515	$91,348	$3,535	$22,759	$663,849
Dividend withholding taxes	—	—	—	(3,402)	—
Interest income.	12,993	1,753,236	1,269	—	—
Total investment income	13,508	1,844,584	4,804	19,357	663,849
EXPENSES:
Investment advisory fee	4,363	485,874	1,708	1,297	36,790
Borrowing expense on securities sold short	—	—	3,067	—	—
Dividends on securities sold short	—	—	4,960	—	—
Total expenses	4,363	485,874	9,735	1,297	36,790
Expense waiver	—	—	—	—	(3,856)
Net expenses	4,363	485,874	9,735	1,297	32,934
Net investment income/(loss)	9,145	1,358,710	(4,931)	18,060	630,915
REALIZED AND UNREALIZED GAIN(LOSS)
Net realized gain (loss) from:
Investments	(279,906)	16,929,912	15,635	25	(3,054)
In-kind redemptions	—	—	—	—	47,647
Written option contracts expired or closed	352,186	(2,165,651)	3,998	(6,605)	83,121
Foreign currency transactions	—	—	—	(126)	—
Net realized gain (loss)	72,280	14,764,261	19,633	(6,706)	127,714
Net change in unrealized appreciation (depreciation) on:
Investments	(19,784)	7,454,388	33,271	12,527	324,169
Written option contracts	609	(9,191)	(285)	(4,371)	8,691
Securities sold short	—	—	7,499	—	—
Foreign currency translation	—	—	—	(35)	—
Net change in unrealized appreciation (depreciation)	(19,175)	7,445,197	40,485	8,121	332,860
Net realized and unrealized gain (loss)	53,105	22,209,458	60,118	1,415	460,574
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,250	$ 23,568,168	$ 55,187	$19,475	$ 1,091,489

(a)	Inception date of the Fund was December 3, 2025.
(b)	Inception date of the Fund was June 5, 2025.
(c)	Inception date of the Fund was December 10, 2025.
(d)	Inception date of the Fund was December 18, 2025.
(e)	Inception date of the Fund was September 17, 2025.
The accompanying notes are an integral part of these financial statements.

83

STATEMENTS OF OPERATIONS(Continued)

	NEOS Nasdaq-100® Hedged Equity Income ETF for the Period Ended December 31, 2025(a)	NEOS Nasdaq-100® Hedged Equity Income ETF for the Period 9/1/24 to 5/31/25(b)	NEOS Nasdaq-100® High Income ETF for the Period Ended December 31, 2025(a)	NEOS Nasdaq-100® High Income ETF for the Year Ended 5/31/25	NEOS Real Estate High Income ETF for the Period Ended December 31, 2025(a)	NEOS Real Estate High Income ETF for the Period Ended 1/15/25 to 5/31/25
INVESTMENT INCOME:
Dividend income	$1,440,113	$1,883,808	$20,212,323	$5,951,524	$2,478,812	$250,212
Dividend withholding taxes	(4,563)	(3,918)	(69,249)	(10,749)	—	—
Interest income	—	133,358	—	428,509	—	5,687
Total investment income	1,435,550	2,013,248	20,143,074	6,369,284	2,478,812	255,899
EXPENSES:
Investment advisory fee	1,345,146	1,621,505	18,477,748	4,980,272	438,133	63,298
Total expenses	1,345,146	1,621,505	18,477,748	4,980,272	438,133	63,298
Net investment income	90,404	391,743	1,665,326	1,389,012	2,040,679	192,601
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments.	(9,906,756)	(21,863,444)	(35,720,491)	(9,575,737)	(62,443)	7,416
In-kind redemptions	241,089	28,922,130	163,999,030	4,890,043	70,863	—
Written option contracts expired or closed	735,111	11,043,165	(45,186,839)	(3,616,721)	3,452,913	533,404
Net realized gain (loss)	(8,930,556)	18,101,851	83,091,700	(8,302,415)	3,461,333	540,820
Net change in unrealized appreciation (depreciation) on:
Investments	46,381,436	10,459,467	505,273,765	105,869,653	(2,694,502)	50,539
Written option contracts	(33,666)	(1,540,969)	642,381	1,107,238	(10,558)	(3,652)
Net change in unrealized appreciation (depreciation)	46,347,770	8,918,498	505,916,146	106,976,891	(2,705,060)	46,887
Net realized and unrealized gain (loss)	37,417,214	27,020,349	589,007,846	98,674,476	756,273	587,707
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 37,507,618	$27,412,092	$ 590,673,172	$ 100,063,488	$2,796,952	$780,308

(a)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
(b)
The Fund acquired all the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions Trust (the “Predecessor Fund”) in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund. The Fund had a change in fiscal year end from August 31 to May 31 as a result of the reorganization (see Note 11).

The accompanying notes are an integral part of these financial statements.

84

STATEMENTS OF OPERATIONS(Continued)

	NEOS Russell 2000® High Income ETF for the Period Ended December 31, 2025(a)	NEOS Russell 2000® High Income ETF for the Period Ended 6/25/24 to 5/31/25	NEOS S&P 500® Hedged Equity Income ETF for the Period Ended December 31, 2025(a)	NEOS S&P 500® Hedged Equity Income ETF for the Period Ended 4/3/25 to 5/31/25	NEOS S&P 500® High Income ETF for the Period Ended December 31, 2025(a)	NEOS S&P 500® High Income ETF for the Year Ended 5/31/25
INVESTMENT INCOME:
Dividend income	$3,518,948	$1,168,976	$71,208	$2,404	$38,702,914	$33,065,583
Dividend withholding taxes	—	—	(23)	—	(16,273)	(7,985)
Interest income	—	49,448	—	131	—	999,934
Total investment income	3,518,948	1,218,424	71,185	2,535	38,686,641	34,057,532
EXPENSES:
Investment advisory fee	1,180,614	670,959	38,617	1,250	20,775,981	16,361,817
Total expenses	1,180,614	670,959	38,617	1,250	20,775,981	16,361,817
Expense waiver	(142,809)	(98,675)	—	—	—	—
Net expenses	1,037,805	572,284	38,617	1,250	20,775,981	16,361,817
Net investment income	2,481,143	646,140	32,568	1,285	17,910,660	17,695,715
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments.	(763,091)	(798,850)	(312,693)	(7,859)	(27,233,540)	(16,032,934)
In-kind redemptions	3,874,997	660,572	224,016	—	90,568,840	18,100,462
Written option contracts expired or closed	2,585,992	3,588,159	171,769	(1,635)	(51,353,247)	(10,875,989)
Net realized gain (loss)	5,697,898	3,449,881	83,092	(9,494)	11,982,053	(8,808,461)
Net change in unrealized appreciation (depreciation) on:
Investments	38,560,584	(11,374,813)	824,128	37,283	653,164,661	214,414,457
Written option contracts	(343,001)	148,545	5,068	1,285	(1,073,354)	4,233,951
Net change in unrealized appreciation (depreciation)	38,217,583	(11,226,268)	829,196	38,568	652,091,307	218,648,408
Net realized and unrealized gain(loss)	43,915,481	(7,776,387)	912,288	29,074	664,073,360	209,839,947
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 46,396,624	$(7,130,247)	$944,856	$ 30,359	$681,984,020	$227,535,662

(a)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

85

STATEMENTS OF CHANGES IN NET ASSETS

	NEOS Bitcoin High Income ETF (Consolidated)		NEOS Enhanced Income 1-3 Month T-Bill ETF
	Period Ended December 31, 2025(b)	Period Ended May 31, 2025(a)	Period Ended December 31, 2025(b)	Year Ended May 31,
				2025	2024
OPERATIONS:
Net investment income (loss)	$9,201,627	$1,336,866	$13,919,722	$21,654,004	$12,030,939
Net realized gain (loss)	(113,378,048)	1,294,896	4,611,431	4,209,713	1,461,102
Net change in unrealized appreciation (depreciation)	(55,962,879)	19,712,566	30,285	(82,582)	192,721
Net increase (decrease) in net assets from operations	(160,139,300)	22,344,328	18,561,438	25,781,135	13,684,762
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(61,072,056)	(2,638,033)	(18,447,565)	(25,846,983)	(13,553,733)
From return of capital	(48,893,912)	(15,661,431)	(515,401)	(1,124,971)	(1,282,823)
Total distributions to shareholders	(109,965,968)	(18,299,464)	(18,962,966)	(26,971,954)	(14,836,556)
CAPITAL TRANSACTIONS:
Shares sold	1,028,600,105	242,376,210	305,043,569	297,304,052	413,865,914
Shares redeemed	(17,310,637)	—	(2,985,504)	(233,709,666)	(71,049,803)
Net increase (decrease) in net assets from capital transactions	1,011,289,468	242,376,210	302,058,065	63,594,386	342,816,111
Net increase (decrease) in net assets	741,184,200	246,421,074	301,656,537	62,403,567	341,664,317
NET ASSETS:
Beginning of the period	246,421,074	—	504,177,262	441,773,695	100,109,378
End of the period	$987,605,274	$246,421,074	$805,833,799	$504,177,262	$441,773,695
SHARES TRANSACTIONS
Shares sold	18,620,000	4,180,000	6,130,000	5,970,000	8,290,000
Shares redeemed	(340,000)	—	(60,000)	(4,700,000)	(1,420,000)
Total increase (decrease) in shares outstanding	18,280,000	4,180,000	6,070,000	1,270,000	6,870,000

(a)	Inception date of the Fund was October 17, 2024.
(b)	As of December 1, 2025 the Fund changed its fiscal and tax year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

86

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	NEOS Enhanced Income 20+ Year Treasury Bond ETF		NEOS Enhanced Income Aggregate Bond ETF
	Period Ended December 31, 2025(b)	Period Ended May 31, 2025(a)	Period Ended December 31, 2025(b)	Year Ended May 31,
				2025	2024
OPERATIONS:
Net investment income (loss)	$130,098	$34,544	$2,449,246	$1,567,117	$156,080
Net realized gain (loss)	54,663	228	1,264,486	314,207	40,998
Net change in unrealized appreciation (depreciation)	(92,553)	(154,494)	1,596,022	(728,776)	(124,902)
Net increase (decrease) in net assets from operations	92,208	(119,722)	5,309,754	1,152,548	72,176
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(185,428)	(35,815)	(3,622,253)	(1,928,433)	(202,156)
From return of capital	(19,579)	(19,685)	—	(1,049,960)	(112,364)
Total distributions to shareholders	(205,007)	(55,500)	(3,622,253)	(2,978,393)	(314,520)
CAPITAL TRANSACTIONS:
Shares sold	7,049,828	2,914,133	43,679,426	77,841,467	9,497,973
Shares redeemed	—	—	(476,214)	(476,916)	—
Net increase (decrease) in net assets from capital transactions	7,049,828	2,914,133	43,203,212	77,364,551	9,497,973
Net increase (decrease) in net assets	6,937,029	2,738,911	44,890,713	75,538,706	9,255,629
NET ASSETS:
Beginning of the period	2,738,911	—	86,727,258	11,188,552	1,932,923
End of the period	$9,675,940	$2,738,911	$131,617,971	$86,727,258	$11,188,552
SHARES TRANSACTIONS
Shares sold	150,000	60,000	920,000	1,630,000	200,000
Shares redeemed	—	—	(10,000)	(10,000)	—
Total increase (decrease) in shares outstanding	150,000	60,000	910,000	1,620,000	200,000

(a)	Inception date of the Fund was December 11, 2024.
(b)	As of December 1, 2025 the Fund changed its fiscal and tax year end to December 31 to May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

87

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	NEOS Enhanced Income Credit Select ETF			NEOS Ethereum High Income ETF (Consolidated)	NEOS Gold High Income ETF (Consolidated)
	Period Ended December 31, 2025(f)	Period Ended September 1, 2024 to May 31, 2025(c)	Year Ended August 31, 2024(e)	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(b)(f)
OPERATIONS:
Net investment income (loss)	$6,477,716	$6,257,059	$7,846,799	$9,145	$1,358,710
Net realized gain (loss)	2,586,226	(1,881,951)	698,750	72,280	14,764,261
Net change in unrealized appreciation (depreciation)	(432,719)	(2,017,887)	2,633,773	(19,175)	7,445,197
Net increase (decrease) in net assets from operations	8,631,223	2,357,221	11,179,322	62,250	23,568,168
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,477,716)	(7,707,273)	(7,732,892)	(60,680)	(8,990,722)
From return of capital	(1,195,890)	(2,214,922)	—	(193,079)	—
Total distributions to shareholders	(7,673,606)	(9,922,195)	(7,732,892)	(253,759)	(8,990,722)
CAPITAL TRANSACTIONS:
Shares sold	64,557,918	21,845,064	30,388,976	12,917,121	261,745,628
Shares reinvested	—	1,911,324	7,516,864	—	—
Shares redeemed	(8,553,785)	(12,502,137)	(44,739,313)	—	—
Net increase (decrease) in net assets from capital transactions	56,004,133	11,254,251	(6,833,473)	12,917,121	261,745,628
Net increase (decrease) in net assets	56,961,750	3,689,277	(3,387,043)	12,725,612	276,323,074
NET ASSETS:
Beginning of the period	139,801,341	136,112,064	139,499,107	—	—
End of the period	$196,763,091	$139,801,341	$136,112,064	$12,725,612	$276,323,074
SHARES TRANSACTIONS
Shares sold	1,280,000	412,000(d)	573,020(d)	260,000	4,950,000
Shares exchanged	—	—	72,779(d)	—	—
Shares reinvested	—	36,441(d)	142,815(d)	—	—
Shares redeemed	(170,000)	(231,221)(d)	(797,592)(d)	—	—
Total increase (decrease) in shares outstanding	1,110,000	217,220(d)	(8.978)(d)	260,000	4,950,000

(a)	Inception date of the Fund was December 3, 2025.
(b)	Inception date of the Fund was June 5, 2025.
(c)
The Fund acquired all of the assets and liabilities of the Predecessor Fund in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund inclusive of expense limitations. Prior to September 27, 2024, the Predecessor Fund operated as a traditional open-end mutual fund (see Note 11).

(d)	As described in Note 5, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective December 26, 2024.
(e)	The Predecessor Fund’s (WSTCM Credit Select Risk-Managed Fund) fiscal year end was August 31, 2024 prior to the reorganization as described further in footnote (c).
(f)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

88

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	NEOS Long/Short Equity Income ETF	NEOS MLP & Energy Infrastructure High Income ETF	NEOS MSCI EAFE High Income ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(4,931)	$18,060	$630,915
Net realized gain (loss)	19,633	(6,706)	127,714
Net change in unrealized appreciation (depreciation)	40,485	8,121	332,860
Net increase (decrease) in net assets from operations	55,187	19,475	1,091,489
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(14,466)	(17,934)	(761,858)
From return of capital	(4,505)	(60,353)	—
Total distributions to shareholders	(18,971)	(78,287)	(761,858)
CAPITAL TRANSACTIONS:
Shares sold	5,589,300	34,050,511	47,726,916
Shares redeemed	—	—	(3,000,660)
Net increase (decrease) in net assets from capital transactions	5,589,300	34,050,511	44,726,256
Net increase (decrease) in net assets	5,625,516	33,991,699	45,055,887
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$5,625,516	$33,991,699	$45,055,887
SHARES TRANSACTIONS
Shares sold	110,000	680,000	950,000
Shares redeemed	—	—	(60,000)
Total increase (decrease) in shares outstanding	110,000	680,000	890,000

(a)	Inception date of the Fund was December 10, 2025.
(b)	Inception date of the Fund was December 18, 2025.
(c)	Inception date of the Fund was September 17, 2025.
The accompanying notes are an integral part of these financial statements.

89

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	NEOS Nasdaq-100® Hedged Equity Income ETF			NEOS Nasdaq-100® High Income ETF
	Period Ended December 31, 2025(c)	Period Ended September 1, 2024 to May 31, 2025(a)	Year Ended August 31, 2024(d)	Period Ended December 31, 2025(c)	Year Ended May 31,
					2025	2024(e)
OPERATIONS:
Net investment income (loss)	$90,404	$391,743	$903,624	$1,665,326	$1,389,012	$78,064
Net realized gain (loss)	(8,930,556)	18,101,851	35,319,168	83,091,700	(8,302,415)	(521,125)
Net change in unrealized appreciation (depreciation)	46,347,770	8,918,498	57,079,257	505,916,146	106,976,891	5,051,198
Net increase (decrease) in net assets from operations	37,507,618	27,412,092	93,302,049	590,673,172	100,063,488	4,608,137
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(90,404)	(391,743)	(903,624)	(1,665,326)	(3,141,848)	(78,064)
From return of capital	(18,191,616)	(20,264,190)	(29,598,677)	(412,031,734)	(110,249,033)	(4,355,312)
Total distributions to shareholders	(18,282,020)	(20,655,933)	(30,502,301)	(413,697,060)	(113,390,881)	(4,433,376)
CAPITAL TRANSACTIONS:
Shares sold	27,198,587	3,095,511	6,433,500	6,019,014,822	1,602,338,104	215,642,525
Shares redeemed	(540,467)	(37,883,364)	(161,498,005)	(536,589,597)	(26,492,888)	—
ETF transaction fees (See Note 7)	—	—	—	—	1	1
Net increase (decrease) in net assets from capital transactions	26,658,120	(34,787,853)	(155,064,505)	5,482,425,225	1,575,845,217	215,642,526
Net increase (decrease) in net assets	45,883,718	(28,031,694)	(92,264,757)	5,659,401,337	1,562,517,824	215,817,287
NET ASSETS:
Beginning of the period	305,930,069	333,961,763	426,226,520	1,778,335,111	215,817,287	—
End of the period	$351,813,787	$305,930,069	$333,961,763	$7,437,736,448	$1,778,335,111	$215,817,287
SHARES TRANSACTIONS
Shares sold	510,000	60,000(b)	125,000(b)	112,690,000	31,610,000	4,280,000
Shares redeemed	(10,000)	(740,019)(b)	(3,475,000)(b)	(9,890,000)	(550,000)	—
Total increase (decrease) in shares outstanding	500,000	(680,019)(b)	(3,350,000)(b)	102,800,000	31,060,000	4,280,000

(a)
The Fund acquired all of the assets and liabilities of the Predecessor Fund in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund (see Note 11).

(b)	As described in Note 5, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective February 20, 2025.
(c)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
(d)	The Predecessor Fund’s (Nationwide Nasdaq-100 Risk-Managed Income ETF) fiscal year end was August 31, 2024 prior to the reorganization as described in footnote (a).
(e)	Inception date of the Fund was January 30, 2024.
The accompanying notes are an integral part of these financial statements.

90

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	NEOS Real Estate High Income ETF		NEOS Russell 2000® High Income ETF
	Period Ended December 31, 2025(c)	Period Ended May 31, 2025(a)	Period Ended December 31, 2025(c)	Period Ended May 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$2,040,679	$192,601	$2,481,143	$646,140
Net realized gain (loss)	3,461,333	540,820	5,697,898	3,449,881
Net change in unrealized appreciation (depreciation)	(2,705,060)	46,887	38,217,583	(11,226,268)
Net increase (decrease) in net assets from operations	2,796,952	780,308	46,396,624	(7,130,247)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,759,733)	(761,721)	(4,724,132)	(4,386,442)
From return of capital	(1,657,308)	(483,942)	(21,504,877)	(11,086,145)
Total distributions to shareholders	(7,417,041)	(1,245,663)	(26,229,009)	(15,472,587)
CAPITAL TRANSACTIONS:
Shares sold	133,665,316	48,777,779	281,714,820	213,767,286
Shares redeemed	(495,590)	—	(28,519,732)	(13,517,403)
Net increase (decrease) in net assets from capital transactions	133,169,726	48,777,779	253,195,088	200,249,883
Net increase (decrease) in net assets	128,549,637	48,312,424	273,362,703	177,647,049
NET ASSETS:
Beginning of the period	48,312,424	—	177,647,049	—
End of the period	$176,862,061	$48,312,424	$451,009,752	$177,647,049
SHARES TRANSACTIONS
Shares sold	2,680,000	970,000	5,840,000	4,330,000
Shares redeemed	(10,000)	—	(600,000)	(300,000)
Total increase (decrease) in shares outstanding	2,670,000	970,000	5,240,000	4,030,000

(a)	Inception date of the Fund was January 15, 2025.
(b)	Inception date of the Fund was June 25, 2024.
(c)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

91

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	NEOS S&P 500® Hedged Equity Income ETF		NEOS S&P 500® High Income ETF
	Period Ended December 31, 2025(b)	Period Ended May 31, 2025(a)	Period Ended December 31, 2025(b)	Year Ended May 31,
				2025	2024
OPERATIONS:
Net investment income (loss)	$32,568	$1,285	$17,910,660	$17,695,715	$5,121,107
Net realized gain (loss)	83,092	(9,494)	11,982,053	(8,808,461)	(47,359,820)
Net change in unrealized appreciation (depreciation)	829,196	38,568	652,091,307	218,648,408	125,689,111
Net increase (decrease) in net assets from operations	944,856	30,359	681,984,020	227,535,662	83,450,398
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(32,568)	(1,285)	(17,910,660)	(17,695,715)	(9,548,376)
From return of capital	(447,436)	(17,205)	(361,137,471)	(285,789,094)	(62,890,517)
Total distributions to shareholders	(480,004)	(18,490)	(379,048,131)	(303,484,809)	(72,438,893)
CAPITAL TRANSACTIONS:
Shares sold	16,763,065	2,026,634	3,144,210,756	2,471,211,730	1,362,850,824
Shares redeemed	(1,091,918)	—	(244,665,544)	(82,301,293)	(15,527,100)
Net increase (decrease) in net assets from capital transactions	15,671,147	2,026,634	2,899,545,212	2,388,910,437	1,347,323,724
Net increase (decrease) in net assets	16,135,999	2,038,503	3,202,481,101	2,312,961,290	1,358,335,229
NET ASSETS:
Beginning of the period	2,038,503	—	3,696,859,069	1,383,897,779	25,562,550
End of the period	$18,174,502	$2,038,503	$6,899,340,170	$3,696,859,069	$1,383,897,779
SHARES TRANSACTIONS
Shares sold	310,000	40,000	60,810,000	49,120,000	27,750,000
Shares redeemed	(20,000)	—	(4,710,000)	(1,740,000)	(320,000)
Total increase (decrease) in shares outstanding	290,000	40,000	56,100,000	47,380,000	27,430,000

(a)	Inception date of the Fund was April 3, 2025.
(b)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

92

NEOS LONG/SHORT EQUITY INCOME ETF
STATEMENT OF CASH FLOWS
For the Period Ended December 31, 2025(a)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$55,187
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash from operating activities:
Proceeds from securities sold short	2,872,928
Proceeds from sales of investments	687,883
Premiums received on written option contracts	9,272
Return of capital on securities sold short	(26)
Purchases of written options to close	(2,239)
Purchases of investments	(6,032,175)
Purchase of short-term investment securities, net	(986,422)
Net realized (gain) loss on written option contracts expired or closed	(3,998)
Net realized (gain) loss investments	(15,635)
Change in unrealized (appreciation) depreciation on written option contracts	285
Change in unrealized (appreciation) depreciation on securities sold short	(7,499)
Change in unrealized (appreciation) depreciation on investments	(33,271)
Increase in receivable for investment securities sold	(3,288)
Increase in dividend receivable	(3,967)
Increase in payable for investments purchased	1,992
Increase in payable to adviser	1,708
Increase in dividends payable on securities sold short	4,839
Net cash used in operating activities	(3,454,426)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash proceeds from shares sold*	4,400,486
Cash distributions paid to shareholders	(18,971)
Cash proceeds from transaction fees	—
Net cash provided by financing activities	4,381,515
Net change in cash	$927,089
CASH AND RESTRICTED CASH:
Beginning balance	—
Ending balance	$927,089
SUPPLEMENTAL DISCLOSURES AND NON-CASH INFORMATION:
Interest expense	$3,067
Noncash operating activities not included herein consists of investments purchased in-kind of	1,188,814
Noncash financing activities not included herein consists of shares sold in-kind of	1,188,814
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Deposits at broker for securities sold short	$927,089

*	For standard in-kind capital transactions processed on days when liabilities exceed other assets the Fund will pay cash on shares sold and receive cash on shares redeemed.
(a)	Inception date of the Fund was December 10, 2025.
The accompanying notes are an integral part of these financial statements.

93

NEOS BITCOIN HIGH INCOME ETF
CONSOLIDATED Financial Highlights

	Period Ended December 31, 2025(h)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$58.95	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.76	0.86
Net realized and unrealized gain (loss) on investments(c)	(6.80)	19.19
Total from investment operations	(6.04)	20.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.75)	(4.26)
Net realized gains	(4.22)	(0.33)
Return of capital	(3.97)	(6.51)
Total distributions	(8.94)	(11.10)
Net asset value, end of period	$43.97	$58.95
Total return(d)	−12.50%	43.24%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$987,605	$246,421
Ratio of expenses to average net assets(f)	0.98%	0.98%
Ratio of net investment income (loss) to average net assets(f)	2.39%	2.47%
Portfolio turnover rate(d)(g)	10%	1%

(a)	Inception date of the Fund was October 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses, if any, of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

94

NEOS ENHANCED INCOME 1-3 MONTH T-BILL ETF
Financial Highlights

	Period Ended December 31, 2025(g)	Year Ended May 31,		Period Ended May 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$49.72	$49.81	$50.05	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.09	2.17	2.49	1.73
Net realized and unrealized gain (loss) on investments(c)	0.36	0.44	0.34	0.32
Total from investment operations	1.45	2.61	2.83	2.05
LESS DISTRIBUTIONS FROM:
Net investment income	(1.10)	(2.17)	(2.61)	(1.31)
Net realized gains	(0.31)	(0.42)	(0.20)	(0.63)
Return of capital	(0.05)	(0.11)	(0.26)	(0.06)
Total distributions	(1.46)	(2.70)	(3.07)	(2.00)
Net asset value, end of period	$49.71	$49.72	$49.81	$50.05
Total return(d)	2.96%	5.39%	5.80%	4.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$805,834	$504,177	$441,774	$100,109
Ratio of expenses to average net assets(e)	0.38%	0.38%	0.38%	0.38%
Ratio of net investment income (loss) to average net assets(e)	3.73%	4.35%	4.99%	4.58%
Portfolio turnover rate(d)(f)	0%	0%	0%	0%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

95

NEOS ENHANCED INCOME 20+ YEAR TREASURY BOND ETF
Financial Highlights

	Period Ended December 31, 2025(h)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$45.65	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.14	0.92
Net realized and unrealized gain (loss) on investments(c)	0.99	(3.79)
Total from investment operations	2.13	(2.87)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.18)	(0.98)
Net realized gains	(0.36)	(0.02)
Return of capital	(0.16)	(0.48)
Total distributions	(1.70)	(1.48)
Net asset value, end of period	$46.08	$45.65
Total return(d)	4.68%	−5.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,676	$2,739
Ratio of expenses to average net assets(e)	0.58%	0.58%
Ratio of net investment income (loss) to average net assets(e)	4.15%	4.14%
Portfolio turnover rate(d)(f)	0%	0%(g)

(a)	Inception date of the Fund was December 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

96

NEOS ENHANCED INCOME AGGREGATE BOND ETF
Financial Highlights

	Period Ended December 31, 2025(h)	Year Ended May 31,		Period Ended May 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$46.63	$46.62	$48.32	$49.77
INVESTMENT OPERATIONS:
Net investment income(b)	1.10	1.46	1.27	0.78
Net realized and unrealized gain (loss) on investments(c)	1.38	1.22	(0.47)	(0.40)
Total from investment operations	2.48	2.68	0.80	0.38
LESS DISTRIBUTIONS FROM:
Net investment income	(1.11)	(1.78)	(1.46)	(0.72)
Net realized gains	(0.48)	(0.21)	(0.24)	(0.73)
Return of capital	—	(0.68)	(0.80)	(0.38)
Total distributions	(1.59)	(2.67)	(2.50)	(1.83)
Net asset value, end of period	$47.52	$46.63	$46.62	$48.32
Total return(d)	5.37%	5.85%	1.74%	0.85%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$131,618	$86,727	$11,189	$1,933
Ratio of expenses to average net assets:
Before expense waivers(f)	0.58%	0.58%	0.58%	0.58%
After expense waivers(f)	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	3.94%	3.10%	2.71%	2.14%
Portfolio turnover rate(d)(g)	0%	1%	1%	0%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses, if any, of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

97

NEOS ENHANCED INCOME CREDIT SELECT ETF
Financial Highlights

	Period Ended December 31, 2025(i)	Period September 1, 2024 to May 31, 2025(e)	Year Ended August 31,
			2024	2023	2022	2021
PER SHARE DATA:(f)
Net asset value, beginning of period	$49.86	$52.60	$51.35	$52.25	$55.05	$52.95
INVESTMENT OPERATIONS:
Net investment income(a)	2.11	2.33	2.85	2.25	0.65	1.60
Net realized and unrealized gain (loss) on investments(b)	0.76	(1.36)	1.30	(1.30)	(2.00)	1.80
Total from investment operations	2.87	0.97	4.15	0.95	(1.35)	3.40
LESS DISTRIBUTIONS FROM:
Net investment income	(2.08)	(2.91)	(2.90)	(1.85)	(1.45)	(1.30)
Return of capital	(0.38)	(0.80)	—	—	—	—
Total distributions	(2.46)	(3.71)	(2.90)	(1.85)	(1.45)	(1.30)
Net asset value, end of period	$50.27	$49.86	$52.60	$51.35	$52.25	$55.05
Total return(h)	5.86%	1.89%	8.32%	1.86%	−2.49%	6.47%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of period (in thousands)	$196,763	$139,801	$136,112	$133,238	$114,457	$62,659
Ratio of expenses to average net assets:
Before waivers(g)	0.65%	0.73%	0.91%	0.89%	0.97%	1.05%
After waivers(g).	0.61%	0.68%	0.90%	0.88%	0.97%	1.05%
Ratio of net investment income (loss) to average net assets(g)	7.13%	6.08%	5.55%	4.31%	1.22%	2.99%
Portfolio turnover rate(d)(h)	82%	348%	293%	879%	837%	337%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.

(d)	Portfolio turnover rate excludes in-kind transactions.
(e)
The Fund acquired all the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of WST Investment Trust, (the “Predecessor Fund”) in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund’ Institutional Shares inclusive of expense limitations.

(f)	Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective December 26, 2024.
(g)	Annualized for periods less than one year.
(h)	Not annualized for periods less than one year.
(i)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

98

NEOS Ethereum High Income ETF
Consolidated Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain (loss) on investments(c)	0.27
Total from investment operations	0.35
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)
Net realized gains	(0.29)
Return of capital	(1.07)
Total distributions	(1.41)
Net asset value, end of period	$48.94
Total return(d)	0.74%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$12,726
Ratio of expenses to average net assets(f)	0.98%
Ratio of net investment income (loss) to average net assets(f)	2.05%
Portfolio turnover rate(d)(g)	0%

(a)	Inception date of the Fund was December 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

99

NEOS GOLD HIGH INCOME ETF
CONSOLIDATED Financial Highlights

Period Ended December 31, 2025(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.68
Net realized and unrealized gain (loss) on investments(c)	8.99
Total from investment operations	9.67
LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)
Net realized gains	(3.19)
Total distributions	(3.85)
Net asset value, end of period	$55.82
Total return(d)	20.15%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$276,323
Ratio of expenses to average net assets(f)	0.78%
Ratio of net investment income (loss) to average net assets(f)	2.18%
Portfolio turnover rate(d)(g)	0%

(a)	Inception date of the Fund was June 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

100

NEOS LONG/SHORT EQUITY INCOME ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)
Net realized and unrealized gain (loss) on investments(c)	1.47
Total from investment operations	1.38
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.18)
Return of capital	(0.06)
Total distributions	(0.24)
Net asset value, end of period	$51.14
Total return(d)	2.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,626
Ratio of expenses to average net assets(e)	5.59%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	4.61%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.98%
Ratio of net investment income (loss) to average net assets(e)	(2.83)%
Portfolio turnover rate(d)(f)	19%

(a)	Inception date of the Fund was December 10, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind and short sale transactions.
The accompanying notes are an integral part of these financial statements.

101

NEOS MLP & ENERGY INFRASTRUCTURE HIGH INCOME ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.18
Net realized and unrealized gain (loss) on investments(c)	0.46
Total from investment operations	0.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)
Return of capital	(0.50)
Total distributions	(0.65)
Net asset value, end of period	$49.99
Total return(d)	1.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,992
Ratio of expenses to average net assets(e)	0.68%
Ratio of net investment income (loss) to average net assets(e)	9.47%
Portfolio turnover rate(d)(f)	0%(g)

(a)	Inception date of the Fund was December 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

102

NEOS MSCI EAFE High Income ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.70
Net realized and unrealized gain (loss) on investments(c)	0.67
Total from investment operations	2.37
LESS DISTRIBUTIONS FROM:
Net investment income	(1.59)
Net realized gains	(0.16)
Total distributions	(1.75)
Net asset value, end of period	$50.62
Total return(d)	4.84%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$45,056
Ratio of expenses to average net assets:
Before expense waivers(f)	0.68%
After expense waivers(f)	0.61%
Ratio of net investment income (loss) to average net assets(f)	11.66%
Portfolio turnover rate(d)(g)	0%(h)

(a)	Inception date of the Fund was September 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

103

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
Financial Highlights

	Period Ended December 31, 2025(h)	Period September 1, 2024 to May 31, 2025(a)	Year Ended August 31,
			2024	2023	2022	2021
PER SHARE DATA:(b)
Net asset value, beginning of period	$51.03	$50.04	$42.52	$40.18	$57.22	$56.26
INVESTMENT OPERATIONS:
Net investment income(c)	0.01	0.06	0.10	0.10	0.04	0.04
Net realized and unrealized gain (loss) on investments(d)	6.03	4.26	11.04	5.34	(13.28)	5.18
Total from investment operations	6.04	4.32	11.14	5.44	(13.24)	5.22
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.06)	(0.12)	(0.10)	(0.04)	(0.04)
Return of capital	(2.89)	(3.27)	(3.50)	(3.00)	(3.76)	(4.22)
Total distributions	(2.90)	(3.33)	(3.62)	(3.10)	(3.80)	(4.26)
Net asset value, end of period	$54.17	$51.03	$50.04	$42.52	$40.18	$57.22
Total return(e)	12.03%	8.84%	27.26%	14.42%	−24.09%	9.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$351,814	$305,930	$333,962	$426,227	$581,640	$582,300
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(f)	0.05%	0.16%	0.23%	0.24%	0.10%	0.07%
Portfolio turnover rate(e)(g)	6%	18%	8%	34%	24%	10%

(a)
The Fund acquired all the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”) in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund. Prior to reorganization the Fund had an August 31 fiscal year end.

(b)	Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective February 20, 2025.
(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

104

NEOS NASDAQ-100® HIGH INCOME ETF
Financial Highlights

	Period Ended December 31, 2025(h)	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.32	$50.42	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.02	0.10	0.05
Net realized and unrealized gain (loss) on investments(c)	7.95	7.12	2.77
Total from investment operations	7.97	7.22	2.82
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.16)	—
Net realized gains	—	(0.11)	(0.04)
Return of capital	(4.43)	(7.05)	(2.36)
Total distributions	(4.45)	(7.32)	(2.40)
ETF transaction fees per share	—	—	0.00(d)
Net asset value, end of period	$53.84	$50.32	$50.42
Total return(e)	16.27%	15.18%	5.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,437,736	$1,778,335	$215,817
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(f)	0.06%	0.19%	0.30%
Portfolio turnover rate(e)(g)	8%	22%	3%

(a)	Inception date of the Fund was January 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

105

NEOS REAL ESTATE HIGH INCOME ETF
Financial Highlights

	Period Ended December 31, 2025(g)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.81	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.92	0.39
Net realized and unrealized gain (loss) on investments(c)	1.07	1.91
Total from investment operations	1.99	2.30
LESS DISTRIBUTIONS FROM:
Net investment income	(0.92)	(0.89)
Net realized gains	(1.57)	(0.63)
Return of capital	(0.72)	(0.97)
Total distributions	(3.21)	(2.49)
Net asset value, end of period	$48.59	$49.81
Total return(d)	4.00%	4.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$176,862	$48,312
Ratio of expenses to average net assets(e)	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	3.17%	2.07%
Portfolio turnover rate(d)(f)	1%	2%

(a)	Inception date of the Fund was January 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

106

NEOS RUSSELL 2000® HIGH INCOME ETF
Financial Highlights

	Period Ended December 31, 2025(h)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$44.08	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.40	0.29
Net realized and unrealized gain (loss) on investments(c)	8.20	0.90
Total from investment operations	8.60	1.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(2.44)
Net realized gains	(0.31)	(1.00)
Return of capital	(3.30)	(3.67)
Total distributions	(4.03)	(7.11)
Net asset value, end of period	$48.65	$44.08
Total return(d)	20.07%	2.04%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$451,010	$177,647
Ratio of expenses to average net assets:
Before expense waiversr(f)	0.68%	0.68%
After expense waivers(f)	0.60%	0.58%
Ratio of net investment income (loss) to average net assets(f)	1.43%	0.65%
Portfolio turnover rate(d)(g)	0%	2%

(a)	Inception date of the Fund was June 25, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests..

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

107

NEOS S&P 500® HEDGED EQUITY INCOME ETF
Financial Highlights

	Period Ended December 31, 2025(h)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.96	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.18	0.06
Net realized and unrealized gain (loss) on investments(c)	6.39	1.49
Total from investment operations	6.57	1.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.04)
Return of capital	(2.30)	(0.55)
Total distributions	(2.46)	(0.59)
Net asset value, end of period	$55.07	$50.96
Total return(d)	13.10%	3.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,175	$2,039
Ratio of expenses to average net assets(e)	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	0.59%	0.70%
Portfolio turnover rate(d)(f)	1%	0%(g)

(a)	Inception date of the Fund was April 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

108

NEOS S&P 500® HIGH INCOME ETF
Financial Highlights

	Period Ended December 31, 2025(g)	Year Ended May 31,		Period Ended May 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$49.07	$49.50	$48.23	$49.67
INVESTMENT OPERATIONS:
Net investment income(b)	0.18	0.37	0.44	0.49
Net realized and unrealized gain (loss) on investments(c)	6.88	5.35	6.71	2.34
Total from investment operations	7.06	5.72	7.15	2.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.36)	(0.79)	(0.44)
Net realized gains	—	—	(0.32)	(1.40)
Return of capital	(3.47)	(5.79)	(4.77)	(2.43)
Total distributions	(3.64)	(6.15)	(5.88)	(4.27)
Net asset value, end of period	$52.49	$49.07	$49.50	$48.23
Total return(d)	14.75%	12.01%	15.79%	6.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,899,340	$3,696,859	$1,383,898	$25,563
Ratio of expenses to average net assets(e)	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	0.59%	0.74%	0.91%	1.37%
Portfolio turnover rate(d)(f)	1%	2%	14%	21%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The current period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

109

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025
NOTE 1 – ORGANIZATION
The NEOS ETF Trust (the “Trust”) was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of multiple operational exchange-traded funds (“ETFs”), sixteen of which are presented herein: NEOS Bitcoin High Income ETF, NEOS Enhanced Income 1-3 Year T-Bill ETF, NEOS Enhanced 20+ Year Treasury Bond ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS Ethereum High Income ETF, NEOS Gold High Income ETF, NEOS Long/Short Equity Income ETF, NEOS MLP & Energy Infrastructure High Income ETF, NEOS MSCI EAFE High Income ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, NEOS Nasdaq-100® High Income ETF, NEOS Real Estate High Income ETF, NEOS Russell 2000® High Income ETF, NEOS S&P 500® Hedged Equity Income ETF and NEOS S&P 500® High Income ETF, (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds.
The investment objective and classification of each Fund is:

Fund	Investment Objective	Classification
NEOS Bitcoin High Income ETF	Seeks to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products that have direct exposure to Bitcoin.	Non-diversified
NEOS Enhanced Income 1-3 Month T-Bill ETF	Seeks to generate monthly income in a tax efficient manner.	Diversified
NEOS Enhanced Income 20+ Year Treasury Bond ETF	Seeks to generate monthly income in a tax efficient manner.	Diversified
NEOS Enhanced Income Aggregate Bond ETF	Seeks to generate monthly income in a tax efficient manner.	Diversified
NEOS Enhanced Income Credit Select ETF	Seeks total return from income and capital appreciation while providing a tax efficient monthly income.	Diversified
NEOS Ethereum High Income ETF	Seeks to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products that have direct exposure to Ether.	Non-diversified
NEOS Gold High Income ETF	Seeks to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products that have direct exposure to gold.	Non-diversified
NEOS Long/Short Equity Income ETF	Seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Non-diversified
NEOS MLP & Energy Infrastructure High Income ETF	Seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Non-diversified
NEOS MSCI EAFE High Income ETF	Seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Diversified
NEOS Nasdaq-100® Hedged Equity Income ETF	Seeks to generate monthly income in a tax efficient manner.	Non-diversified

110

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)

Fund	Investment Objective	Classification
NEOS Nasdaq-100® High Income ETF	Seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Non-diversified
NEOS Real Estate High Income ETF	Seeks to generate high monthly income with the potential for equity appreciation.	Non-diversified
NEOS Russell 2000® High Income ETF	Seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Diversified
NEOS S&P 500® Hedged Equity Income ETF	Seeks high monthly income in a tax efficient manner with a measure of downside protection.	Diversified
NEOS S&P 500® High Income ETF	Seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Diversified

NEOS Investment Management, LLC (the “Adviser”) is the investment adviser to each Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., EST. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
Options traded on an exchange (other than Flexible Exchange (“FLEX”) options) are generally valued at the 4:00 pm EST bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 pm bid/ask mean price is not available, then options shall be valued at the 4:15 p.m. EST bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.
FLEX Options are generally valued at the Delta-Adjusted at Close (“DAC”) price, if available. If no DAC price is available, FLEX Options shall be valued at a Theoretical price provided by a Pricing Service. If there is no Theoretical price for the valuation day available, FLEX Options shall be valued at the last sale price on the exchange on which they principally trade. In the event no price can be obtained from a Pricing Service, no exchange pricing or no DAC pricing is available, the value shall be determined in accordance with the Fair Valuation Procedures.

111

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of December 31, 2025, there were two securities within the NEOS S&P 500® High Income ETF and one within NEOS S&P 500® Hedged Equity Income ETF that were internally fair valued and/or valued using a Level 3 valuation. Refer to below for further valuation disclosures.
Investments in open-end regulated investment companies (including money market funds) are valued at NAV. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –	Unjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2025:
NEOS Bitcoin High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$240,491,190	$—	$—	$240,491,190
Purchased Options	—	76,360,500	—	76,360,500
Money Market Funds	21,752,190	—	—	21,752,190
U.S. Treasury Bills.	—	735,010,523	—	735,010,523
Total Investments	$262,243,380	$811,371,023	$—	$1,073,614,403
Liabilities:
Written Options	$—	$(79,826,000)	$—	$(79,826,000)
Total Written Options	$—	$(79,826,000)	$—	$(79,826,000)

112

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
NEOS Enhanced Income 1-3 Month T-Bill ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$198,507	$—	$198,507
Money Market Funds	7,662,849	—	—	7,662,849
U.S. Treasury Bills	—	798,451,161	—	798,451,161
Total Investments	$7,662,849	$798,649,668	$—	$806,312,517
Liabilities:
Written Options	$—	$(393,352)	$—	$(393,352)
Total Written Options.	$—	$(393,352)	$—	$(393,352)

NEOS Enhanced Income 20+ Year Treasury Bond ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bonds	$—	$9,462,068	$—	$9,462,068
Purchased Options	—	2,590	—	2,590
Money Market Funds	48,613	—	—	48,613
Total Investments	$48,613	$9,464,658	$—	$9,513,271
Liabilities:
Written Options	$—	$(6,640)	$—	$(6,640)
Total Written Options.	$—	$(6,640)	$—	$(6,640)

NEOS Enhanced Income Aggregate Bond ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$130,696,021	$—	$—	$130,696,021
Purchased Options	—	40,793	—	40,793
Money Market Funds	996,329	—	—	996,329
Total Investments	$131,692,350	$40,793	$—	$131,733,143
Liabilities:
Written Options	$—	$(104,580)	$—	$(104,580)
Total Written Options	$—	$(104,580)	$—	$(104,580)

113

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
NEOS Enhanced Income Credit Select ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$185,824,830	$—	$—	$185,824,830
Purchased Options	—	61,513	—	61,513
Money Market Funds	10,895,860	—	—	10,895,860
Total Investments	$196,720,690	$61,513	$—	$196,782,203
Liabilities:
Written Options	$—	$(157,700)	$—	$(157,700)
Total Written Options	$—	$(157,700)	$—	$(157,700)

NEOS Ethereum High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$3,103,011	$—	$—	$3,103,011
Purchased Options	—	1,277,700	—	1,277,700
Money Market Funds	347,692	—	—	347,692
U.S. Treasury Bills	—	7,636,971	—	7,636,971
Total Investments	$3,450,703	$8,914,671	$—	$12,365,374
Liabilities:
Written Options	$—	$(1,660,181)	$—	$(1,660,181)
Total Written Options	$—	$(1,660,181)	$—	$(1,660,181)

NEOS Gold High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$66,478,418	$—	$—	$66,478,418
Purchased Options	—	11,153,457	—	11,153,457
Money Market Funds	2,237,097	—	—	2,237,097
U.S. Treasury Bills	—	187,597,265	—	187,597,265
Total Investments	$68,715,515	$198,750,722	$—	$267,466,237
Liabilities:
Written Options	$—	$(11,006,937)	$—	$(11,006,937)
Total Written Options	$—	$(11,006,937)	$—	$(11,006,937)

114

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
NEOS Long/Short Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$5,926,037	$—	$—	$5,926,037
Real Estate Investment Trusts	657,216	—	—	657,216
Purchased Options	—	1,295	—	1,295
Money Market Funds	61,515	—	—	61,515
U.S. Treasury Bills	—	922,371	—	922,371
Liabilities:
Common Stocks	(2,589,214)	—	—	(2,589,214)
Real Estate Investment Trusts	(276,189)	—	—	(276,189)
Total Investments	$3,779,365	$923,666	$—	$4,703,031
Liabilities:
Written Options	—	(3,320)	—	(3,320)
Total Written Options	$—	$(3,320)	$—	$(3,320)

NEOS MLP & Energy Infrastructure High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stock	$33,803,355	$—	$—	$33,803,355
Money Market Funds	141,140	—	—	141,140
Total Investments	$33,944,495	$—	$—	$33,944,495
Liabilities:
Written Options	$—	$(94,820)	$—	$(94,820)
Total Written Options	$—	$(94,820)	$—	$(94,820)

NEOS MSCI EAFE High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$45,044,900	$—	$—	$45,044,900
Money Market Funds	426,177	—	—	426,177
Total Investments	$45,471,077	$—	$—	$45,471,077
Liabilities:
Written Options	$—	$(270,480)	$—	$(270,480)
Total Written Options	$—	$(270,480)	$—	$(270,480)

115

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
NEOS Nasdaq-100® Hedged Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$348,761,177	$—	$—	$348,761,177
Purchased Options	—	3,761,335	—	3,761,335
Money Market Funds	2,827,281	—	—	2,827,281
Total Investments	$351,588,458	$3,761,335	$—	$355,349,793
Liabilities:
Written Options	$—	$(5,545,885)	$—	$(5,545,885)
Total Written Options	$—	$(5,545,885)	$—	$(5,545,885)

NEOS Nasdaq-100® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$7,370,066,894	$—	$—	$7,370,066,894
Money Market Funds	74,685,245	—	—	74,685,245
Total Investments	$7,444,752,139	$—	$—	$7,444,752,139
Liabilities:
Written Options	$—	$(63,639,940)	$—	$(63,639,940)
Total Written Options	$—	$(63,639,940)	$—	$(63,639,940)

NEOS Real Estate High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Real Estate Investment Trusts	$160,838,188	$—	$—	$160,838,188
Common Stocks	14,613,797	—	—	14,613,797
Money Market Funds	921,568	—	—	921,568
Total Investments	$176,373,553	$—	$—	$176,373,553
Liabilities:
Written Options	$—	$(1,506,290)	$—	$(1,506,290)
Total Written Options	$—	$(1,506,290)	$—	$(1,506,290)

116

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
NEOS Russell 2000® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$449,407,739	$—	$—	$449,407,739
Money Market Funds	2,656,957	—	—	2,656,957
Total Investments	$452,064,696	$—	$—	$452,064,696
Liabilities:
Written Options	$—	$(3,980,760)	$—	$(3,980,760)
Total Written Options	$—	$(3,980,760)	$—	$(3,980,760)

NEOS S&P 500® Hedged Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$17,783,823	$—	$—	$17,783,823
Real Estate Investment Trusts	321,399	—	—	321,399
Purchased Options	—	82,680	—	82,680
Contingent Value Rights	—	—	0	0
Money Market Funds	73,957	—	—	73,957
Total Investments	$18,179,179	$82,680	$0	$18,261,859
Liabilities:
Written Options	$—	$(139,740)	$—	$(139,740)
Total Written Options	$—	$(139,740)	$—	$(139,740)

NEOS S&P 500® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$6,723,411,835	$—	$—	$6,723,411,835
Real Estate Investment Trusts	114,016,195	—	—	114,016,195
Contingent Value Rights	—	—	0	0
Money Market Funds	66,709,798	—	—	66,709,798
Total Investments	$6,904,137,828	$—	$0	$6,904,137,828
Liabilities:
Written Options	$—	$(44,284,625)	$—	$(44,284,625)
Total Written Options	$—	$(44,284,625)	$—	$(44,284,625)

Refer to the Schedules of Investments for further disaggregation of investment categories.
Management has determined that the amount of Level 3 securities compared to total net assets is not material for the NEOS S&P 500® Hedged Equity Income ETF and NEOS S&P 500® High Income ETF; therefore, the rollforward of Level 3 securities are not shown for the year ended December 31, 2025.

117

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the oversight of the Board of Trustees for restricted securities or Level 3 investments as of December 31, 2025 for the NEOS S&P 500® Hedged Equity Income ETF and NEOS S&P 500® High Income ETF are as follows:
NEOS S&P 500® Hedged Equity Income ETF

Description	Fair Value as of 12/31/2025	Valuation Technique	Unobservable Input	Input Values (Ranges)
Sycamore Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$3.00

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

NEOS S&P 500® High Income ETF

Description	Fair Value as of 12/31/2025	Valuation Technique	Unobservable Input	Input Values (Ranges)
Sycamore Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$3.00
Abiomed Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$35.00

*
These Level 3 securities were received through corporate actions. The securities are being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, these securities are being priced at zero.

B.
Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A). for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (L). for further derivative disclosures and Note 2 (H). for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enters into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
C.
Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 (A). for a pricing description. Refer to Note 2 (L). for further derivative disclosures and Note 2 (H). for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying

118

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.
D.
Real Estate Investment Trusts (“REITs”). Certain Funds may invest in REITs. REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.
Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.
E.
Master Limited Partnerships (“MLPs”). Under normal circumstances, the NEOS MLP & Energy Infrastructure High Income ETF invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of energy infrastructure MLPs and energy infrastructure companies. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The Fund will be a limited partner (or a member) in the MLPs in which it invests. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Thus, the MLPs themselves generally do not pay U.S. federal income taxes, but investors (like the Fund) that hold interests in MLPs are generally subject to tax on their allocable shares of the MLPs’ income and gains. Currently, most MLPs operate in the energy and/or natural resources sectors.

To qualify as a MLP and not to be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of minerals or other natural resources. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.
MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Cash that is distributed in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis.
Unlike direct investments in MLPs, income and losses from the Fund’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The Fund will report distributions from its

119

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Fund shareholders, be treated as engaged in the business conducted by the underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. Individuals and certain other non-corporate investors will be entitled to a 20% deduction against taxable income allocated from direct investments in MLPs. Neither the Fund directly nor the Fund’s shareholders indirectly will be entitled to this deduction with respect to the Fund’s MLP investments.
F.
Short Sales. The NEOS Long/Short Equity Income ETF enters into short sales. A short sale is a transaction in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.
The expenses of the Fund, include Dividend, Interest and Brokerage Expenses for Short Positions because the Fund engages in short sales as a primary investment strategy and the Fund incurs such an expense when it sells securities short. When the Fund engages in short sales, it will normally incur two types of expenses, each of which increase the Fund’s expense ratio: borrowing expenses and dividend expenses.
In connection with a short sale, the Fund may receive interest income from the investment of cash collateral received in connection with a short sale or be charged a fee on borrowed stock. These income and fee amounts are calculated on a daily basis, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. The amounts of such income or fees are recorded as “Interest income on securities sold short” (for income received) and “Borrowing expense on securities sold short” (for fees charged) on the Fund’s Statement of Operations.
The Fund incurs dividend expenses until the borrowed stock is returned to the lender. These expenses are paid to the lender of the stock and are based upon the amount of any dividends declared on the stock during the time the securities are on loan to the Fund. Having sold the borrowed stock, the Fund does not itself collect the dividends, and thus has a net expense payable to the lender. This payment is recorded as “Dividend expense on securities sold short” on the Fund’s financial statements. Short sale dividend expenses generally reduce the market value of the stock by the amount of the dividend declared, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the stock sold short.
The Fund is required to comply with the derivatives rule when it engages in short sales.
G.
Basis for Consolidation. The NEOS Bitcoin High Income ETF, NEOS Ethereum High Income ETF, and NEOS Gold High Income ETF each may invest up to 25% of its respective total assets in the NEOS Bitcoin High Income Portfolio CFC, NEOS Ethereum High Income Portfolio CFC, and NEOS Gold High Income Portfolio CFC, respectively each, a subsidiary that is wholly-owned by its respective Fund and organized under the laws of the Cayman Islands (a “Subsidiary”). Each Subsidiary may directly invest without limitation in Spot Bitcoin ETPs for the NEOS Bitcoin High Income Portfolio CFC, in Spot Ether ETPs for the NEOS Ethereum High Income ETF, and in Gold ETPs for the NEOS Gold High Income Portfolio CFC; however, each Subsidiary will comply with the same derivatives rule requirements under the 1940 Act when

120

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
viewed on a consolidated basis with its respective Fund, with respect to its investments in derivatives and leverage; and also complies with the provisions of Section 15 of the 1940 Act (regarding investment advisory contract approvals). Each Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets. Asset limitations are imposed by Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and are measured at each taxable year and quarter end. The Adviser also serves as the investment adviser to each Subsidiary, but does not receive separate compensation.
Each Subsidiary is not registered under the 1940 Act but is subject to certain protections of the 1940 Act with respect to the Funds, as described in each Fund’s Prospectus and Statement of Additional Information. Each Fund’s investments in a Subsidiary are subject to the investment policies and restrictions of the respective Fund, including those related to leverage, collateral and liquidity. In addition, the valuation and brokerage policies of the Funds are applied to the Subsidiary. Each Fund’s investments in a Subsidiary are not subject to all investor protection provisions of the 1940 Act. However, because each Fund is the sole investor in each respective Subsidiary, it is not likely that the Subsidiary will take any action that is contrary to the interests of its respective Fund and its shareholders. The financial information of each Subsidiary has been consolidated into its respective Fund’s consolidated financial statements. The NEOS Bitcoin High Income ETF, NEOS Ethereum High Income ETF, and NEOS Gold High Income ETF had 17.7%, 14.0% and 22.0%, respectively, of its respective total assets invested in each respective Subsidiary as of December 31, 2025.
Each Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, each Subsidiary’s net income and capital gains, if any, will be included each year in each Fund’s investment company taxable income.
H.
Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

I.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

J.
Federal Income Taxes. Each Fund qualifies or intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. However; the previous three year’s tax returns remain open for examination. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

K.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. Distributions are recorded on ex-date.

The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.
L.
Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and

121

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.
For the year or period ended December 31, 2025, the Funds’ average derivative volume is described below:

	Average Quantity	Average Notional Value
NEOS Bitcoin High Income ETF
Purchased Option Contracts	3,608	$541,564,439
Written Option Contracts	5,946	$887,629,111
NEOS Enhanced Income 1-3 Month T-Bill ETF
Purchased Option Contracts	993	$657,974,360
Written Option Contracts	993	$657,974,360
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Purchased Option Contracts	8	$5,338,798
Written Option Contracts	8	$5,338,798
NEOS Enhanced Income Aggregate Bond ETF
Purchased Option Contracts	164	$108,671,699
Written Option Contracts	164	$108,671,699
NEOS Enhanced Income Credit Select ETF
Purchased Option Contracts	240	$158,917,307
Written Option Contracts	240	$158,917,307
NEOS Ethereum High Income ETF
Purchased Option Contracts	3,439	$7,713,677
Written Option Contracts	5,447	$12,217,621
NEOS Gold High Income ETF
Purchased Option Contracts	2,561	$95,010,315
Written Option Contracts	4,731	$175,054,366
NEOS Long/Short Equity Income ETF
Purchased Option Contracts	6	$4,107,300
Written Option Contracts	6	$4,107,300
NEOS MLP & Energy Infrastructure High Income ETF
Written Option Contracts	3,432	$16,137,264
NEOS MSCI EAFE High Income ETF
Written Option Contracts	53	$15,051,519
NEOS Nasdaq-100® Hedged Equity Income ETF
Purchased Option Contracts	141	$343,278,313
Written Option Contracts	247	$600,632,259
NEOS Nasdaq-100® High Income ETF
Written Option Contracts	1,296	$3,192,235,178

122

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Average Quantity	Average Notional Value
NEOS Real Estate High Income ETF
Written Option Contracts	9,168	$87,687,351
NEOS Russell 2000® High Income ETF
Written Option Contracts	912	$219,110,692
NEOS S&P 500® Hedged Equity Income ETF
Purchased Option Contracts ..	16	$10,666,365
Written Option Contracts	27	$18,351,515
NEOS S&P 500® High Income ETF
Written Option Contracts	5,901	$3,913,804,991

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations.
Statements of Assets and Liabilities
Fair values of derivative instruments as of December 31, 2025:

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
NEOS Bitcoin High Income ETF
Purchased Options:
Equity Index	Investments, at value	$76,360,500	$—
Written Options:
Equity Index	Written option contracts, at value	—	79,826,000
Total Derivatives not accounted for as hedging instruments		$76,360,500	$79,826,000
NEOS Enhanced 1-3 Month T-Bill ETF
Purchased Options:
Equity Index	Investments, at value	$198,507	$—
Written Options:
Equity Index	Written option contracts, at value	—	393,352
Total Derivatives not accounted for as hedging instruments		$198,507	$393,352
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Purchased Options:
Equity Index	Investments, at value	$2,590	$—
Written Options:
Equity Index	Written option contracts, at value	$—	$6,640
Total Derivatives not accounted for as hedging instruments		$2,590	$6,640

123

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
NEOS Enhanced Income Aggregate Bond ETF
Purchased Options:
Equity Index	Investments, at value	$40,793	$—
Written Options:
Equity Index	Written option contracts, at value	—	104,580
Total Derivatives not accounted for as hedging instruments		$40,793	$104,580
NEOS Enhanced Income Credit Select ETF
Purchased Options:
Equity Index	Investments, at value	$61,513	$—
Written Options:
Equity Index	Written option contracts, at value	—	157,700
Total Derivatives not accounted for as hedging instruments		$61,513	$157,700
NEOS Ethereum High Income ETF
Purchased Options:
Equity Index	Investments, at value	$1,277,700	$—
Written Options:
Equity Index	Written option contracts, at value	—	1,660,181
Total Derivatives not accounted for as hedging instruments		$1,277,700	$1,660,181
NEOS Gold High Income ETF
Purchased Options:
Equity Index	Investments, at value	$11,153,457	$—
Written Options:
Equity Index	Written option contracts, at value	$—	$11,006,937
Total Derivatives not accounted for as hedging instruments		$11,153,457	$11,006,937
NEOS Long/Short Equity Income ETF
Purchased Options:
Equity Index	Investments, at value	$1,295	$—
Written Options:
Equity Index	Written option contracts, at value	$—	$3,320
Total Derivatives not accounted for as hedging instruments		$1,295	$3,320
NEOS MLP & Energy Infrastructure High Income ETF
Written Options:
Equity	Written option contracts, at value	$—	$94,820
Total Derivatives not accounted for as hedging instruments		$—	$94,820

124

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
NEOS MSCI EAFE High Income ETF
Written Options:
Equity Index	Written option contracts, at value	$—	$270,480
Total Derivatives not accounted for as hedging instruments		$—	$270,480
NEOS Nasdaq-100® Hedged Equity Income ETF
Purchased Options:
Equity Index	Investments, at value	$3,761,335	$—
Written Options:
Equity Index	Written option contracts, at value	$—	$5,545,885
Total Derivatives not accounted for as hedging instruments		$3,761,335	$5,545,885
NEOS Nasdaq-100® High Income ETF
Written Options:
Equity Index	Written option contracts, at value	$—	$63,639,940
Total Derivatives not accounted for as hedging instruments		$—	$63,639,940
NEOS Real Estate High Income ETF
Written Options:
Equity Index	Written option contracts, at value	$—	$1,506,290
Total Derivatives not accounted for as hedging instruments		$—	$1,506,290
NEOS Russell 2000® High Income ETF
Written Options:
Equity Index	Written option contracts, at value	$—	$3,980,760
Total Derivatives not accounted for as hedging instruments		$—	$3,980,760
NEOS S&P 500® Hedged Equity Income ETF
Purchased Options:
Equity Index	Investments, at value	$82,680	$—
Written Options:
Equity Index	Written option contracts, at value	$—	$139,740
Total Derivatives not accounted for as hedging instruments		$82,680	$139,740
NEOS S&P 500® High Income ETF
Written Options:
Equity Index	Written option contracts, at value	$—	$44,284,625
Total Derivatives not accounted for as hedging instruments		$—	$44,284,625

125

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2025:

	Net Realized Gain (Loss) on Derivatives
	Purchased Options*	Written Options	Total
NEOS Bitcoin High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(87,108,609)	$(20,745,912)	$(107,854,521)
Total	$(87,108,609)	$(20,745,912)	$(107,854,521)
NEOS Enhanced Income 1-3 Month T-Bill ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(6,738,332)	$11,349,904	$4,611,572
Total	$(6,738,332)	$11,349,904	$4,611,572
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(62,876)	$119,156	$56,280
Total	$(62,876)	$119,156	$56,280
NEOS Enhanced Income Aggregate Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(1,380,259)	$2,644,844	$1,264,585
Total	$(1,380,259)	$2,644,844	$1,264,585
NEOS Enhanced Income Credit Select ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(2,035,663)	$3,912,394	$1,876,731
Total	$(2,035,663)	$3,912,394	$1,876,731
NEOS Ethereum High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(279,884)	$352,186	$72,302
Total	$(279,884)	$352,186	$72,302
NEOS Gold High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$16,929,930	$(2,165,651)	$14,764,279
Total	$16,929,930	$(2,165,651)	$14,764,279
NEOS Long/Short Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(2,085)	$3,998	$1,913
Total	$(2,085)	$3,998	$1,913

126

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Net Realized Gain (Loss) on Derivatives
	Purchased Options*	Written Options	Total
NEOS MLP & Energy Infrastructure High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$(6,605)	$(6,605)
Total	$—	$(6,605)	$(6,605)
NEOS MSCI EAFE High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$83,121	$83,121
Total	$—	$83,121	$83,121
NEOS Nasdaq-100® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(19,675,475)	$735,111	$(18,940,364)
Total	$(19,675,475)	$735,111	$(18,940,364)
NEOS Nasdaq-100® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$(45,186,839)	$(45,186,839)
Total	$—	$(45,186,839)	$(45,186,839)
NEOS Real Estate High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$3,452,913	$3,452,913
Total	$—	$3,452,913	$3,452,913
NEOS Russell 2000® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$2,585,992	$2,585,992
Total	$—	$2,585,992	$2,585,992
NEOS S&P 500® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(307,670)	$171,769	$(135,901)
Total	$(307,670)	$171,769	$(135,901)
NEOS S&P 500® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$(51,353,247)	$(51,353,247)
Total	$—	$(51,353,247)	$(51,353,247)

127

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
The effect of derivative instruments on the Statements of Operations for the year or periods ended May 31, 2025:

	Net Realized Gain (Loss) on Derivatives
	Purchased Options*	Written Options	Total
NEOS Bitcoin High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(1,490,080)	$2,792,097	$1,302,017
Total	$(1,490,080)	$2,792,097	$1,302,017
NEOS Enhanced Income 1-3 Month T-Bill ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(9,862,578)	$14,058,761	$4,196,183
Total	$(9,862,578)	$14,058,761	$4,196,183
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(22,706)	$23,600	$894
Total	$(22,706)	$23,600	$894
NEOS Enhanced Income Aggregate Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(1,454,578)	$1,800,018	$345,440
Total	$(1,454,578)	$1,800,018	$345,440
NEOS Enhanced Income Credit Select ETF
Derivatives Not Accounted for as Hedging Instruments****
Equity Contracts	$(2,608,631)	$3,189,903	$581,272
Total	$(2,608,631)	$3,189,903	$581,272
NEOS Nasdaq-100® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments***
Equity Contracts	$(13,053,185)	$11,043,165	$(2,010,020)
Total	$(13,053,185)	$11,043,165	$(2,010,020)
NEOS Nasdaq-100® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$(3,616,721)	$(3,616,721)
Total	$—	$(3,616,721)	$(3,616,721)
NEOS Real Estate High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$533,404	$533,404
Total	$—	$533,404	$533,404

128

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Net Realized Gain (Loss) on Derivatives
	Purchased Options*	Written Options	Total
NEOS Russell 2000® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$3,588,159	$3,588,159
Total	$—	$3,588,159	$3,588,159
NEOS S&P 500® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(7,072)	$(1,635)	$(8,707)
Total	$(7,072)	$(1,635)	$(8,707)
NEOS S&P 500® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$(10,875,989)	$(10,875,989)
Total	$—	$(10,875,989)	$(10,875,989)

The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2025:

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options**	Written Options	Total
NEOS Bitcoin High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$(4,815,215)	$(9,316,586)	$(14,131,801)
Total	$(4,815,215)	$(9,316,586)	$(14,131,801)
NEOS Enhanced Income 1-3 Month T-Bill ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$55,133	$(138,720)	$(83,587)
Total	$55,133	$(138,720)	$(83,587)
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$378	$(1,253)	$(875)
Total	$378	$(1,253)	$(875)
NEOS Enhanced Income Aggregate Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$14,987	$(41,744)	$(26,757)
Total	$14,987	$(41,744)	$(26,757)

129

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options**	Written Options	Total
NEOS Enhanced Income Credit Select ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$24,173	$(66,781)	$(42,608)
Total	$24,173	$(66,781)	$(42,608)
NEOS Ethereum High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(21,355)	$609	$(20,746)
Total	$(21,355)	$609	$(20,746)
NEOS Gold High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(5,303)	$(9,191)	$(14,494)
Total	$(5,303)	$(9,191)	$(14,494)
NEOS Long/Short Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$49	$(285)	$(236)
Total	$49	$(285)	$(236)
NEOS MLP & Energy Infrastructure High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$(4,371)	$(4,371)
Total	$—	$(4,371)	$(4,371)
NEOS MSCI EAFE High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$8,691	$8,691
Total	$—	$8,691	$8,691
NEOS Nasdaq-100® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$96,931	$(33,666)	$63,265
Total	$96,931	$(33,666)	$63,265
NEOS Nasdaq-100® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$642,381	$642,381
Total	$—	$642,381	$642,381

130

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options**	Written Options	Total
NEOS Real Estate High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$(10,558)	$(10,558)
Total	$—	$(10,558)	$(10,558)
NEOS Russell 2000® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$(343,001)	$(343,001)
Total	$—	$(343,001)	$(343,001)
NEOS S&P 500® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$1,215	$5,068	$6,283
Total	$1,215	$5,068	$6,283
NEOS S&P 500® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Index Contracts	$—	$(1,073,354)	$(1,073,354)
Total	$—	$(1,073,354)	$(1,073,354)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.
The effect of derivative instruments on the Statements of Operations for the year or periods ended May 31, 2025:

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options**	Written Options	Total
NEOS Bitcoin High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ 5,435,369	$8,622,207	$14,057,576
Total	$ 5,435,369	$8,622,207	$ 14,057,576
NEOS Enhanced Income 1-3 Month T-Bill ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$14,464	$(30,022)	$(15,558)
Total	$14,464	$(30,022)	$(15,558)
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(280)	$682	$402
Total	$(280)	$682	$402

131

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options**	Written Options	Total
NEOS Enhanced Income Aggregate Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(11,741)	$27,737	$15,996
Total	$(11,741)	$27,737	$15,996
NEOS Enhanced Income Credit Select ETF
Derivatives Not Accounted for as Hedging Instruments****
Equity Contracts	$(21,839)	$53,222	$31,383
Total	$(21,839)	$53,222	$31,383
NEOS Nasdaq-100® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments***
Equity Contracts	$ 1,376,631	$ (1,540,969)	$(164,338)
Total	$ 1,376,631	$ (1,540,969)	$(164,338)
NEOS Nasdaq-100® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$1,107,238	$1,107,238
Total	$—	$1,107,238	$1,107,238
NEOS Real Estate High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$(3,652)	$(3,652)
Total	$—	$(3,652)	$(3,652)
NEOS Russell 2000® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$148,545	$148,545
Total	$—	$148,545	$148,545
NEOS S&P 500® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$345	$1,285	$1,630
Total	$345	$1,285	$1,630
NEOS S&P 500® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$4,233,951	$4,233,951
Total	$—	$4,233,951	$4,233,951

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

132

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
M.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions, and the treatment of earnings from the subsidiary. For the year ended December 31, 2025, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
NEOS Bitcoin High Income ETF	$5,534,923	$(5,534,923)
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	—	—
NEOS Enhanced Income Aggregate Bond ETF	—	—
NEOS Enhanced Income Credit Select ETF	67,188	(67,188)
NEOS Ethereum High Income ETF	—	—
NEOS Gold High Income ETF	—	—
NEOS Long/Short High Income ETF	—	—
NEOS MLP & Energy Infrastructure High Income ETF	—	—
NEOS MSCI EAFE High Income ETF	(42,954)	42,954
NEOS Nasdaq-100® Hedged Equity Income ETF	(217,806)	217,806
NEOS Nasdaq-100® High Income ETF	(160,525,389)	160,525,389
NEOS Real Estate High Income ETF	(71,956)	71,956
NEOS Russell 2000® High Income ETF	(3,821,750)	3,821,750
NEOS S&P 500® Hedged Equity Income ETF	(222,727)	222,727
NEOS S&P 500® High Income ETF	(89,521,958)	89,521,958

N.
Fund of Funds Structure. The NEOS Enhanced Income Aggregate Bond ETF (BNDI), NEOS Enhanced Income Credit Select ETF (HYBI), NEOS MSCI EAFE High Income ETF (NIHI) and NEOS Russell 2000® High Income ETF (IWMI) are considered a fund of funds. Investments in ETFs subject the funds to paying its proportionate share of fees and expenses from those investments. In addition, under the 1940 Act, the funds are subject to restrictions that may limit the amount of any particular ETF that each Fund may own. Since each Fund is a “fund of funds,” the cost of investing in each fund will generally be higher than the cost of investing directly in ETFs. By investing in each fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which each fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of the Fund’s distributions and therefore may increase the amount of your tax liability.

O.
Dividend Recognition. Each Fund records the dividends it receives from underlying investments as dividends receivable (asset) and dividend income (income) on ex-dividend date. On pay-date, cash is received from the dividend payment and the dividends receivable account is relieved.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the oversight of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.

133

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
Pursuant to the Investment Advisory Agreement, each of Fund pays the Advisor a monthly unitary management fee at an annual rate of:

NEOS Bitcoin High Income ETF	0.98%
NEOS Enhanced Income 1-3 Month T-Bill ETF	0.38%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	0.58%
NEOS Enhanced Income Aggregate Bond ETF	0.58%
NEOS Enhanced Income Credit Select ETF	0.65%
NEOS Ethereum High Income ETF	0.98%
NEOS Gold High Income ETF	0.78%
NEOS Long/Short Equity Income ETF	0.98%
NEOS MLP & Energy Infrastructure High Income ETF	0.68%
NEOS MSCI EAFE High Income ETF	0.68%
NEOS Nasdaq-100® Hedged Equity Income ETF	0.68%
NEOS Nasdaq-100® High Income ETF	0.68%
NEOS Real Estate High Income ETF	0.68%
NEOS Russell 2000® High Income ETF	0.68%
NEOS S&P 500® Hedged Equity Income ETF	0.68%
NEOS S&P 500® High Income ETF	0.68%

For the period ended December 31, 2025, each Fund incurred management fees of:

NEOS Bitcoin High Income ETF	$3,770,737
NEOS Enhanced Income 1-3 Month T-Bill ETF	$1,416,744
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$18,177
NEOS Enhanced Income Aggregate Bond ETF	$360,573
NEOS Enhanced Income Credit Select ETF	$590,648
NEOS Ethereum High Income ETF	$4,363
NEOS Gold High Income ETF	$485,874
NEOS Long/Short Equity Income ETF	$1,708
NEOS MLP & Energy Infrastructure High Income ETF	$1,297
NEOS MSCI EAFE High Income ETF	$36,790
NEOS Nasdaq-100® Hedged Equity Income ETF	$1,345,146
NEOS Nasdaq-100® High Income ETF	$18,477,748
NEOS Real Estate High Income ETF	$438,133
NEOS Russell 2000® High Income ETF	$1,180,614
NEOS S&P 500® Hedged Equity Income ETF	$38,617
NEOS S&P 500® High Income ETF	$20,775,981

Additionally, for the period ended December 31, 2025, the Adviser waived $19,903, $32,680, $3,856, and $142,809 of management fees with respect to the NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS MSCI EAFE High Income ETF, and NEOS Russell 2000® High Income ETF.

134

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
For the period ended May 31, 2025, each Fund incurred management fees of:

NEOS Bitcoin High Income ETF	$530,609
NEOS Enhanced Income 1-3 Month T-Bill ETF	$1,890,743
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$4,839
NEOS Enhanced Income Aggregate Bond ETF	$293,158
NEOS Enhanced Income Credit Select ETF*	$662,877
NEOS Nasdaq-100® Hedged Equity Income ETF*	$1,621,505
NEOS Nasdaq-100® High Income ETF	$4,980,272
NEOS Real Estate High Income ETF	$63,298
NEOS Russell 2000® High Income ETF	$670,959
NEOS S&P 500® Hedged Equity Income ETF	$1,250
NEOS S&P 500® High Income ETF	$16,361,817

*
Prior to the reorganization with the fiscal year end of August 31, 2024, the Enhanced Income Credit Select ETF and Nasdaq-100 Hedged Equity Income ETF had incurred management fees of $850,347 and $2,663,018 respectively and waived fees of $25,362 and $0, respectively.

Additionally, for the year or period ended May 31, 2025, the Adviser waived $15,091, $22,891, and $98,675 of management fees with respect to the NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, and NEOS Russell 2000® High Income ETF. Additionally, the previous adviser has waived $37,100 of fees.
Under the unitary fee arrangement set forth in the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
For the NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS MSCI EAFE High Income ETF, and NEOS Russell 2000® High Income ETF, the Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment- related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.58%, 0.68%, 0.68%, and 0.68%, respectively. This contractual agreement is in place through September 30, 2026 for each Fund except MSCI EAFE High Income ETF, which is through September 10, 2026. Contractual agreements may not be terminated prior to these dates except by the Board.
The NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS MSCI EAFE High Income ETF, and NEOS Russell 2000® High Income ETF has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase the Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. For the year or period ended December 31, 2025 NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS MSCI EAFE High Income ETF, and NEOS Russell 2000® High Income ETF did not reimburse expenses to the Adviser.

135

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
As of December 31, 2025, the amounts eligible for repayment and the associated periods of expiration are as follows:

	Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Total Eligible for Recoupment
NEOS Enhanced Income Aggregate Bond ETF	$812	$6,555	$29,486	$36,853
NEOS Enhanced Income Credit Select ETF	N/A	$12,855	$47,684	$60,539
NEOS MSCI EAFE High Income ETF	N/A	N/A	$3,856	$3,856
NEOS Russell 2000® High Income ETF	N/A	$32,878	$208,607	$241,485

Distributor and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
As of December 31, 2025, Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provided the Trust with a Chief Compliance Officer and Principal Financial Officer.
As of December 31, 2025, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor and received no fees from the Trust for serving as officers.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term investments, securities sold short, U.S. government securities, and in-kind transactions, during the period ended December 31, 2025, were as follows:

	Purchases	Sales
NEOS Bitcoin High Income ETF	$245,887,195	$16,491,255
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	—	17,428
NEOS Enhanced Income Aggregate Bond ETF	913,425	—
NEOS Enhanced Income Credit Select ETF	127,332,895	122,935,015
NEOS Ethereum High Income ETF	3,101,677	—
NEOS Gold High Income ETF	59,072,454	—
NEOS Long/Short Equity Income ETF	6,032,178	687,883
NEOS MLP & Energy Infrastructure High Income ETF	52,987	53,944
NEOS MSCI EAFE High Income ETF	1,790,126	107,650
NEOS Nasdaq-100® Hedged Equity Income ETF	19,593,601	58,994,898
NEOS Nasdaq-100® High Income ETF	359,730,687	676,584,381
NEOS Real Estate High Income ETF .	1,622,995	1,963,565
NEOS Russell 2000® High Income ETF	—	23,839,139
NEOS S&P 500® Hedged Equity Income ETF	119,666	510,916
NEOS S&P 500® High Income ETF	64,492,756	381,366,789

136

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
The costs of purchases and sales of in-kind transactions, during the period ended December 31, 2025, were as follows:

	Purchases In-Kind	Sales In-Kind
NEOS Bitcoin High Income ETF	$—	$—
NEOS Enhanced Income 1-3 Month T-Bill ETF	51,721,488	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	6,885,817	—
NEOS Enhanced Income Aggregate Bond ETF	42,316,062	—
NEOS Enhanced Income Credit Select ETF	56,742,608	8,074,417
NEOS Ethereum High Income ETF	—	—
NEOS Gold High Income ETF	—	—
NEOS Long/Short Equity Income ETF	1,188,815	—
NEOS MLP & Energy Infrastructure High Income ETF	33,791,760	—
NEOS MSCI EAFE High Income ETF	45,985,948	2,992,287
NEOS Nasdaq-100® Hedged Equity Income ETF	26,429,838	525,976
NEOS Nasdaq-100® High Income ETF	5,781,624,327	504,563,845
NEOS Real Estate High Income ETF	131,495,976	489,546
NEOS Russell 2000® High Income ETF	282,560,524	28,607,807
NEOS S&P 500® Hedged Equity Income ETF	16,488,046	1,071,777
NEOS S&P 500® High Income ETF	2,965,126,960	224,730,552

NOTE 5 – REVERSE SHARE SPLITS
Effective December 26, 2024, NEOS Enhanced Income Credit Select ETF underwent a 1-for-5 reverse share split and cusip change.
Effective February 20, 2025, NEOS Nasdaq-100® Hedged Equity Income ETF underwent a 1-for-2 reverse share split and cusip change.
The effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.
NOTE 6 – TAX MATTERS
The tax character of the distributions paid during the year or period ended December 31, 2025, May 31, 2025, August 31, 2024, and May 31, 2024 are as follows:

	Period Ended December 31, 2025
	Ordinary Income	Long Term Capital Gain(a)	Return of Capital
NEOS Bitcoin High Income ETF	$61,072,056	$—	$48,893,912
NEOS Enhanced Income 1-3 Month T-Bill ETF	$15,730,864	$2,716,701	$515,401
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$152,185	$33,243	$19,579
NEOS Enhanced Income Aggregate Bond ETF	$2,944,339	$677,914	$—
NEOS Enhanced Income Credit Select ETF	$6,477,716	$—	$1,195,890
NEOS Ethereum High Income ETF	$29,761	$30,919	$193,079
NEOS Gold High Income ETF	$7,258,606	$1,732,116	$—
NEOS Long/Short High Income ETF	$12,939	$1,527	$4,505
NEOS MLP & Energy Infrastructure High Income ETF	$17,934	$—	$60,353

137

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Period Ended December 31, 2025
	Ordinary Income	Long Term Capital Gain(a)	Return of Capital
NEOS MSCI EAFE High Income ETF	$686,108	$75,750	$—
NEOS Nasdaq-100® Hedged Equity Income ETF	$90,404	$—	$18,191,616
NEOS Nasdaq-100® High Income ETF	$1,665,326	$—	$412,031,734
NEOS Real Estate High Income ETF	$5,525,538	$234,195	$1,657,308
NEOS Russell 2000® High Income ETF	$3,378,338	$1,345,794	$21,504,877
NEOS S&P 500® Hedged Equity Income ETF	$32,568	$—	$447,436
NEOS S&P 500® High Income ETF	$17,910,660	$—	$361,137,471

(a)
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2025.

	Year Ended May 31, 2025
	Ordinary Income	Long-Term Capital Gains(a)	Return of Capital
NEOS Bitcoin High Income ETF	$2,638,033	$—	$15,661,431
NEOS Enhanced Income 1-3 Month T-Bill ETF	$23,338,608	$2,508,375	$1,124,971
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$35,038	$777	$19,685
NEOS Enhanced Income Aggregate Bond ETF	$1,711,571	$216,862	$1,049,960
NEOS Enhanced Income Credit Select ETF	$7,707,273	$—	$2,214,922
NEOS Nasdaq-100® Hedged Equity Income ETF	$391,743	$—	$20,264,190
NEOS Nasdaq-100® High Income ETF	$1,997,206	$1,144,642	$110,249,033
NEOS Real Estate High Income ETF	$726,422	$35,299	$483,942
NEOS Russell 2000® High Income ETF	$2,144,420	$2,242,022	$11,086,145
NEOS S&P 500® Hedged Equity Income ETF	$1,285	$—	$17,205
NEOS S&P 500® High Income ETF	$17,695,715	$—	$285,789,094

(a)
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended May 31, 2025.

	Year Ended August 31, 2024
	Ordinary Income	Long-Term Capital Gains	Return of Capital
NEOS Enhanced Income Credit Select ETF	$7,732,892	$ —	$—
NEOS Nasdaq-100® Hedged Equity Income ETF	$903,624	$—	$29,598,677

NEOS Ethereum High Income ETF, NEOS Gold High Income ETF, NEOS Long/Short Equity Income ETF, NEOS MLP & Energy Infrastructure High Income ETF, and NEOS MSCI EAFE High Income ETF commenced operations after May 31, 2025, thus there were no distributions made during the period ended May 31, 2025.

	Period Ended May 31, 2024
	Ordinary Income	Long-Term Capital Gains(a)	Return of Capital
NEOS Enhanced Income 1-3 Month T-Bill ETF	$12,638,994	$914,739	$1,282,823
NEOS Enhanced Income Aggregate Bond ETF	$174,451	$27,705	$112,364
NEOS Nasdaq-100® High Income ETF	$78,064	$—	$4,355,312
NEOS S&P 500® High Income ETF	$6,874,469	$2,673,907	$62,890,517

(a)
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended May 31, 2024.

138

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At December 31, 2025, the following funds did not have any late year losses and deferred, on a tax basis, post October losses of:

	Ordinary Income	Short-Term	Long-Term
NEOS Bitcoin High Income ETF	$—	$159,713,554	$—
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	—	—	—
NEOS Enhanced Income Aggregate Bond ETF	—	—	—
NEOS Enhanced Income Credit Select ETF	—	—	—
NEOS Ethereum High Income ETF	—	—	—
NEOS Gold High Income ETF	—	—	—
NEOS Long/Short High Income ETF	—	—	—
NEOS MLP & Energy Infrastructure High Income ETF	—	—	—
NEOS MSCI EAFE High Income ETF	—	13,776	20,663
NEOS Nasdaq-100® Hedged Equity Income ETF	—	—	—
NEOS Nasdaq-100® High Income ETF	—	—	—
NEOS Real Estate High Income ETF	—	—	—
NEOS Russell 2000® High Income ETF	—	—	—
NEOS S&P 500® Hedged Equity Income ETF	—	—	—
NEOS S&P 500® High Income ETF	—	—	—

Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2025, the following capital loss carryforwards were available:

	Short Term	Long Term	Total
NEOS Bitcoin High Income ETF	$—	$—	$—
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	—	—	—
NEOS Enhanced Income Aggregate Bond ETF	—	—	—
NEOS Enhanced Income Credit Select ETF	2,754,890	—	2,754,890
NEOS Ethereum High Income ETF	—	—	—
NEOS Gold High Income ETF	—	—	—
NEOS Long/Short High Income ETF	—	—	—
NEOS MLP & Energy Infrastructure High Income ETF	6,227	—	6,227
NEOS MSCI EAFE High Income ETF	—	—	—
NEOS Nasdaq-100® Hedged Equity Income ETF	93,318,891	106,745,498	200,064,389
NEOS Nasdaq-100® High Income ETF	20,749,971	32,885,857	53,635,828
NEOS Real Estate High Income ETF	—	—	—
NEOS Russell 2000® High Income ETF	—	—	—
NEOS S&P 500® Hedged Equity Income ETF	44,365	81,628	125,993
NEOS S&P 500® High Income ETF	40,422,360	68,183,775	108,606,135

The NEOS Enhanced Income Credit Select ETF utilized $1,992,905 in capital loss carry forwards in the current year.

139

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
As of December 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	NEOS Bitcoin High Income ETF	NEOS Enhanced Income 1-3 Month T-Bill- ETF	NEOS Enhanced Income 20+ Year Treasury Bond ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Credit Select ETF	NEOS Ethereum High Income ETF	NEOS Gold High Income ETF	NEOS Long/Short Equity Income ETF	NEOS MLP & Energy Infrastructure High Income ETF	NEOS MSCI EAFE High Income ETF	NEOS Nasdaq-100® Hedged Equity Income ETF	NEOS Nasdaq-100® High Income ETF	NEOS Real Estate High Income ETF	NEOS Russell 2000® High Income ETF	NEOS S&P 500® Hedged Equity Income ETF	NEOS S&P 500® High Income ETF
Federal income tax cost of investments, including short postions*	1,030,038,716	805,751,425	9,755,388	130,955,531	197,494,707	10,703,622	248,999,609	4,658,990	33,841,872	44,879,481	214,814,283	6,801,886,410	177,883,413	422,408,181	17,275,462	5,912,901,031
Aggregate gross unrealized appreciation	1,944,140	167,740	1,039	1,203,200	1,262,770	72,603	7,567,384	142,029	131,637	427,478	152,694,362	856,823,953	6,766,848	28,619,252	1,386,662	1,170,523,630
Aggregate gross unrealized (depreciation)	(38,194,453)	—	(249,796)	(530,168)	(2,132,974)	(71,032)	(107,693)	(101,308)	(123,834)	(106,363)	(17,704,737)	(277,598,164)	(9,782,998)	(2,943,497)	(540,005)	(223,571,458)
Net unrealized appreciation (depreciation)	(36,250,313)	167,740	(248,757)	673,032	(870,204)	1,571	7,459,691	40,721	7,803	321,115	134,989,625	579,225,789	(3,016,150)	25,675,755	846,657	946,952,172
Undistributed ordinary income	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Undistributed long term capital gains	—	—	—	64,722	—	—	7,117,755	—	—	—	—	—	—	—	—	—
Distributable earnings	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Accumulated capital and other gain/(loss)	(159,713,554)	—	—	—	(2,754,890)	(1)	—	(1)	(6,262)	(34,438)	(200,065,882)	(54,098,790)	—	1	(128,022)	(108,907,441)
Total distributable earnings (accumulated loss)	(195,963,867)	167,740	(248,757)	737,754	(3,625,094)	1,570	14,577,446	40,720	1,541	286,677	(65,076,257)	525,126,999	(3,016,150)	25,675,756	718,635	838,044,731

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales, passive foreign investment companies (PFICs), and 1256 contracts.
The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”) for the year ended December 31, 2025. The adoption of this standard affected only the financial statement disclosures and had no impact on the Funds’ financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when significant income taxes are paid. For the year ended December 31, 2025, Management determined that the income taxes paid by the Funds were not significant.
NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fee for all the Funds is $300 except for the NEOS Nasdaq-100® Hedged Equity Income ETF, NEOS S&P 500® Hedged Equity Income ETF, and NEOS S&P 500® High Income ETF which is $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the NEOS Enhanced Income 1-3 Month T-Bill ETF and NEOS Enhanced Income Aggregate Bond ETF are listed and traded on the NYSE Arca, Inc., shares of the NEOS Bitcoin High Income ETF, NEOS Enhanced Income 20+ Year Treasury Bond ETF, NEOS Ethereum High Income ETF, NEOS Gold High Income ETF, NEOS Long/Short Equity Income ETF, NEOS MLP & Energy Infrastructure High Income ETF, NEOS MSCI EAFE High Income ETF, NEOS Real Estate High Income ETF, NEOS Russell 2000® High Income ETF, NEOS S&P 500® Hedged Equity Income ETF, and NEOS S&P 500® High Income ETF are listed and traded on the Cboe BZX Exchange, Inc. and shares of the NEOS Enhanced Income Credit Select ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, and NEOS Nasdaq-100® High Income ETF are listed and traded on Nasdaq Stock Market LLC (the “Exchanges”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created,

140

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Retail investors do not qualify as Authorized Participants. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, the Adviser does not own more than 25% of the voting securities of any of the Funds.
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Risks of Investing in the Fund”.
NOTE 10 – INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 11 – FUND REORGANIZATIONS
The NEOS Enhanced Income Credit Select ETF (the “Fund”) acquired all of the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of the WST Investment Trust (the “Predecessor Fund”) in a tax-free reorganization on September 27, 2024. Effective September 27, 2024, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes and book purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was August 31, and the Fund is December 31. Operations prior to September 27, 2024, were for the Predecessor Fund.

NEOS Enhanced Income Credit Select ETF	Before Reorganization	After Reorganization
Net Assets .	$136,224,607	$136,224,607
Shares Outstanding	12,970,040	12,970,040
Net Asset Value Per Share	$10.50	$10.50
Net Unrealized Appreciation	$4,528,644	$4,528,644

The NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund”) acquired all of the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”), in a tax-free reorganization on November 11, 2024. Effective November 11, 2024, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Predecessor Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes and book

141

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was August 31, and the Fund is December 31. Operations prior to November 11, 2024, were for the Predecessor Fund.

NEOS Nasdaq-100® Hedged Equity Income ETF	Before Reorganization	After Reorganization
Net Assets .	$336,883,218	$336,883,218
Shares Outstanding	12,800,000	12,800,000
Net Asset Value Per Share	$26.32	$26.32
Net Unrealized Appreciation	$102,143,631	$102,143,631

NOTE 12 – SEGMENT REPORTING
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s Chief Operating Decision Maker (“CODM”) is the Fund Principal Executive Officer and Chief Operating Officer at the Adviser. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
NOTE 13 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.
Effective January 1, 2026, the Board of NEOS Trust approved a change in its Chief Compliance Officer.
Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

142

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
NEOS ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities (consolidated for NEOS Bitcoin High Income ETF, NEOS Ethereum High Income ETF, and NEOS Gold High Income ETF only), including the schedules of investments, written options, and securities sold short (as applicable), comprising of the funds listed below (the “Funds”), each a series of NEOS ETF Trust as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, the statement of cash flows (for NEOS Long/Short Equity Income ETF only) for the period December 10, 2025 (inception date) through December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, cash flows, the changes in net assets and the financial highlights for the periods indicated above and below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
NEOS Bitcoin High Income ETF	For the period June 1, 2025 through December 31, 2025 and for the period October 17, 2024 (inception date) through May 31, 2025
NEOS Enhanced Income 1-3 Month T-Bill ETF, NEOS Enhanced Income Aggregate Bond ETF, and NEOS S&P 500® High Income ETF	For the period June 1, 2025 through December 31, 2025 and for the year ended May 31, 2025	For the period June 1, 2025 through December 31, 2025 and for each of the years in the two year period ended May 31, 2025	For the period June 1, 2025 through December 31, 2025, for each of the years in the two year period ended May 31, 2025, and for the period August 30, 2022 (inception date) through May 31, 2023
NEOS Enhanced Income 20+ Year Treasury Bond ETF	For the period June 1, 2025 through December 31, 2025 and for the period December 11, 2024 (inception date) through May 31, 2025
NEOS Enhanced Income Credit Select ETF and NEOS Nasdaq-100® Hedged Equity Income ETF	For the period June 1, 2025 through December 31, 2025 and for the period September 1, 2024 through May 31, 2025	For the period June 1, 2025 through December 31, 2025, the period September 1, 2024 through May 31, 2025 and for the year ended August 31, 2024	For the period June 1, 2025 through December 31, 2025, the period September 1, 2024 through May 31, 2025 and for each of the years in the four year period ended August 31, 2024
NEOS Ethereum High Income ETF	For the period December 3, 2025 (inception date) through December 31, 2025
NEOS Gold High Income ETF	For the period June 5, 2025 (inception date) through December 31, 2025
NEOS Long/Short Equity Income ETF	For the period December 10, 2025 (inception date) through December 31, 2025
NEOS MLP & Energy Infrastructure High Income ETF	For the period December 18, 2025 (inception date) through December 31, 2025
NEOS MSCI EAFE High Income ETF	For the period September 17, 2025 (inception date) through December 31, 2025
NEOS Nasdaq-100® High Income ETF	For the period June 1, 2025 through December 31, 2025 and for the year ended May 31, 2025	For the period June 1, 2025 through December 31, 2025, the year ended May 31, 2025, and for the period January 30, 2024 (inception date) through May 31, 2024

143

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
NEOS Real Estate High Income ETF	For the period June 1, 2025 through December 31, 2025 and for the period January 15, 2025 (inception date) through May 31, 2025
NEOS Russell 2000® High Income ETF	For the period June 1, 2025 through December 31, 2025 and for the period June 25, 2024 (inception date) through May 31, 2025
NEOS S&P 500® Hedged Equity Income ETF	For the period June 1, 2025 through December 31, 2025 and for the period April 3, 2025 (inception date) through May 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Funds in the NEOS ETF Trust since 2013.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

144

OTHER NON-AUDITED INFORMATION
December 31, 2025 (Unaudited)
TAX INFORMATION
For the period ended December 31, 2025, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

NEOS Bitcoin High Income ETF	0.00%
NEOS Enhanced Income 1-3 Month T-Bill ETF	0.00%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	0.00%
NEOS Enhanced Income Aggregate Bond ETF	0.00%
NEOS Enhanced Income Credit Select ETF	0.00%
NEOS Ethereum High Income ETF	0.00%
NEOS Gold High Income ETF	0.00%
NEOS Long/Short Equity Income ETF	0.00%
NEOS MLP & Energy Infrastructure High Income ETF	0.00%
NEOS MSCI EAFE High Income ETF	81.31%
NEOS Nasdaq-100® Hedged Equity Income ETF	100.00%
NEOS Nasdaq-100® High Income ETF	100.00%
NEOS Real Estate High Income ETF	0.00%
NEOS Russell 2000® High Income ETF	67.23%
NEOS S&P 500® Hedged Equity Income ETF	100.00%
NEOS S&P 500® High Income ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2025 were as follows:

NEOS Bitcoin High Income ETF	0.00%
NEOS Enhanced Income 1-3 Month T-Bill ETF	0.00%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	0.00%
NEOS Enhanced Income Aggregate Bond ETF	0.00%
NEOS Enhanced Income Credit Select ETF	0.00%
NEOS Ethereum High Income ETF	0.00%
NEOS Gold High Income ETF	0.00%
NEOS Long/Short Equity Income ETF	0.00%
NEOS MLP & Energy Infrastructure High Income ETF	0.00%
NEOS MSCI EAFE High Income ETF	77.60%
NEOS Nasdaq-100® Hedged Equity Income ETF	100.00%
NEOS Nasdaq-100® High Income ETF	100.00%
NEOS Real Estate High Income ETF	0.00%
NEOS Russell 2000® High Income ETF	61.80%
NEOS S&P 500® Hedged Equity Income ETF	100.00%
NEOS S&P 500® High Income ETF	100.00%

145

OTHER NON-AUDITED INFORMATION
December 31, 2025 (Unaudited)(Continued)
For the period ended December 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

NEOS Bitcoin High Income ETF	84.93%
NEOS Enhanced Income 1-3 Month T-Bill ETF	11.51%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	14.51%
NEOS Enhanced Income Aggregate Bond ETF	16.82%
NEOS Enhanced Income Credit Select ETF	0.00%
NEOS Ethereum High Income ETF	69.27%
NEOS Gold High Income ETF	81.28%
NEOS Long/Short Equity Income ETF	100.00%
NEOS MLP & Energy Infrastructure High Income ETF	0.00%
NEOS MSCI EAFE High Income ETF	7.41%
NEOS Nasdaq-100® Hedged Equity Income ETF	0.00%
NEOS Nasdaq-100® High Income ETF	0.00%
NEOS Real Estate High Income ETF	63.25%
NEOS Russell 2000® High Income ETF	26.56%
NEOS S&P 500® Hedged Equity Income ETF	0.00%
NEOS S&P 500® High Income ETF	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.neosfunds.com.

146

OTHER NON-AUDITED INFORMATION
December 31, 2025 (Unaudited)(Continued)
DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.neosfunds.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.neosfunds.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

147

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: None for the period contained within this report.

148

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: None for the period contained in this report.

149

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $19,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

150

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
  (1) Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and
  (2) If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.
Response:
NEOS Nasdaq-100 High Income ETF
December 3, 2025 NEOS ETF Trust Board of Trustees Meeting
The Advisory Agreement was approved by a majority of the Board, including the Independent Trustees, at a meeting held on December 13, 2025. The Board reviewed the materials provided by NEOS Investment Management, LLC (“NEOS” or the “Adviser”) in advance of the meeting, conferred with representatives prior to the meeting and further reviewed materials at the meeting. The Board relied their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement with respect to the NEOS Nasdaq 100 High Income ETF (the “Fund”) and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.
The Board including the Independent Trustees of the Board, reviewed: (i) the nature and quality of the advisory services provided by NEOS, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund; (iii) the fee and expenses of the Fund; (iv) the profitability of the Fund to NEOS; (v) potential economies of scale; (vi) possible fall-out benefits to NEOS and its affiliates (i.e., the ancillary benefits realized by NEOS and its affiliates from NEOS’s relationship with the Fund); and (vii) possible conflicts of interest. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below, including a research report prepared by the Fuse Research Network (the “Fuse Report”), a company independent from the Adviser.
The Board exercised its own business judgment in determining its conclusions and its conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service.
The Board reviewed materials provided by NEOS related to the approval of the Advisory Agreement for the Fund, a review of the professional personnel who perform services for the Fund, NEOS’s compliance and risk management infrastructure, its financial strength and resources, and its investment process. The Board also noted the extensive responsibilities that NEOS has as investment adviser to the Fund, including: its adherence to the Fund’s investment strategy and restrictions, buying and selling of securities and other transactions, reviewing its performance, voting the proxies received by the Fund and oversight of, and its role in the creation of custom or redemption baskets for authorized

151

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)(Continued)
participants; oversight of the daily valuation of the Fund’ portfolio holdings including its role as Valuation Designee for the Fund; oversight of general compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the NEOS’ management personnel and that NEOS provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the NEOS’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.
Additionally, the Board received satisfactory responses from the representatives of NEOS with respect to a series of questions, including: whether NEOS was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust and the Fund; and whether there are procedures in place to adequately allocate trades among its respective clients.
The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that NEOS’s CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under NEOS’s compliance program. The Board concluded that NEOS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by NEOS to the Fund would be satisfactory.
Performance.
The Board reviewed the performance section of the Fuse Report that compared the performance of the Fund with six similar, unaffiliated ETFs selected by Fuse Research Network. The Board commented that the Fund had outperformed all but one of the ETFs in its peer group for the one year period and all of the ETFs in the peer group since inception. The Board also noted that the Fund outperformed its peer group average and median over the 1-year and since inception periods.
Fees and Expenses.
The Board observed that the gross advisory fee and the total expense ratio for the Fund were both at the 50% level when compared to the peers identified in the Fuse Report. The Board noted that the Fund’s gross advisory fee and total expense ratio ranked four, lower than three ETF peers identified by the Fuse Research Network and higher than three ETF peers. The Board considered NEOS’ explanation for its fees which included that its proprietary model to manage options had been developed through extensive research, which commanded a premium. The Board also discussed NEOS’ statement that many other direct competitors of the Fund that were not included in the peer group had higher expenses than the Fund. The Board concluded that the advisory fee for the Fund was not unreasonable.
Economies of Scale. The Board reviewed NEOS’ asset projections and noted NEOS’ assertion that the asset levels at which economies of scale would be achieved by the Fund were unlikely to be realized in the near term. They acknowledged NEOS’s statement regarding the challenges involved with attempting to forecast future growth and fee levels. The Board considered, however, NEOS’ willingness to discuss the matter of economies for the Fund as its size materially increased. The Board agreed to monitor and revisit this issue at the appropriate time.
Profitability. The Board reviewed NEOS’ profitability analysis in connection with its advisory services provided to the Fund and noted that NEOS earned a profit in connection with managing the Fund. The Board considered factors cited by NEOS to support the level of profits for the Fund, including, without limitation, what might reasonably be believed to be a fair entrepreneurial profit, the resources required in light of the sophistication of the strategies, as well as the business, operational, and regulatory risks involved in managing the Fund. The Board also discussed NEOS’ method of allocating certain expenses and the range of estimated profits when using the various methods of allocating expenses that were common practice in the industry, acknowledging the difficulty of fully capturing the entirety of NEOS’ expenses with a respect to the Fund in isolation. The Board concluded that NEOS’s profitability for the Fund was not excessive.
Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, the Board concluded that NEOS’ advisory fee for the Fund not unreasonable, and that reapproval of the Advisory Agreement was in the best interest of future shareholders of the Fund.

152

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	March 5, 2026

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	March 5, 2026